UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------

                First Trust Exchange-Traded AlphaDEX(R) Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2015
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)


  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.3%

             AUSTRALIA - 15.5%
     10,636  AGL Energy Ltd. ....................................  $    123,134
     26,374  AMP Ltd. ...........................................       129,365
     20,447  APA Group ..........................................       140,940
     24,931  Aristocrat Leisure Ltd. ............................       160,075
     23,800  Asciano Ltd. .......................................       114,927
      8,597  BHP Billiton Ltd. ..................................       203,182
     15,127  Brambles Ltd. ......................................       132,728
     26,009  Caltex Australia Ltd. ..............................       692,351
      2,095  Cochlear Ltd. ......................................       144,455
      1,963  CSL Ltd. ...........................................       137,730
    169,298  Federation Centres .................................       391,995
    167,352  Fortescue Metals Group Ltd. ........................       249,829
     37,207  GPT (The) Group ....................................       129,508
     80,218  Harvey Norman Holdings Ltd. ........................       271,886
    161,177  Incitec Pivot Ltd. .................................       499,635
     47,581  Insurance Australia Group Ltd. .....................       221,064
     40,613  Lend Lease Group ...................................       514,723
      7,619  Orica Ltd. .........................................       116,118
    104,746  Qantas Airways Ltd. (b).............................       248,913
      5,813  Ramsay Health Care Ltd. ............................       297,703
    221,946  Scentre Group ......................................       632,229
     20,740  Suncorp Group Ltd. .................................       213,254
     25,815  Toll Holdings Ltd. .................................       174,205
     42,572  TPG Telecom Ltd. ...................................       297,337
                                                                   ------------
                                                                      6,237,286
                                                                   ------------

             BERMUDA - 12.7%
  1,216,220  Brightoil Petroleum Holdings Ltd. (b)...............       412,589
     72,698  Cheung Kong Infrastructure Holdings Ltd. ...........       626,396
     88,526  Chinese Estates Holdings Ltd. ......................       272,339
    809,942  Goldin Financial Holdings Ltd. (b)..................     2,517,798
    189,392  Kerry Properties Ltd. ..............................       658,370
     71,324  NWS Holdings Ltd. ..................................       119,967
     68,838  Orient Overseas International Ltd. .................       418,214
     85,036  Shangri-La Asia Ltd. ...............................       116,926
                                                                   ------------
                                                                      5,142,599
                                                                   ------------

             CAYMAN ISLANDS - 3.0%
     38,677  CK Hutchison Holdings Ltd. .........................       792,732
    675,105  New World China Land Ltd. ..........................       431,920
                                                                   ------------
                                                                      1,224,652
                                                                   ------------

             HONG KONG - 18.8%
     79,934  BOC Hong Kong Holdings Ltd. ........................       284,055
    137,989  Cathay Pacific Airways Ltd. ........................       318,957
    106,365  Fosun International Ltd. ...........................       206,072
     78,946  Henderson Land Development Co., Ltd. ...............       553,961
     11,881  Hong Kong Exchanges and Clearing Ltd. ..............       291,023
     31,961  Hutchison Whampoa Ltd. .............................       443,178


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)


  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             HONG KONG (CONTINUED)
    137,499  Hysan Development Co., Ltd. ........................  $    600,355
    110,413  Link REIT ..........................................       678,630
     65,330  MTR Corp., Ltd. ....................................       310,106
    328,454  New World Development Co., Ltd. ....................       381,300
    608,605  PCCW Ltd. ..........................................       371,318
     71,994  Power Assets Holdings Ltd. .........................       733,159
    330,049  Sino Land Co., Ltd. ................................       536,412
     27,172  Sun Hung Kai Properties Ltd. .......................       419,533
     19,938  Swire Pacific Ltd., Class A ........................       270,807
     40,956  Swire Properties Ltd. ..............................       133,392
     71,452  Wharf Holdings Ltd. ................................       498,150
    107,117  Wheelock & Co., Ltd. ...............................       548,528
                                                                   ------------
                                                                      7,578,936
                                                                   ------------

             MULTINATIONAL - 1.3%
    387,345  HK Electric Investments & HK Electric Investments
                Ltd. (c).........................................       266,802
    210,582  HKT Trust and HKT Ltd. .............................       271,626
                                                                   ------------
                                                                        538,428
                                                                   ------------

             NEW ZEALAND - 2.6%
    228,607  Meridian Energy Ltd. ...............................       346,086
    191,174  Mighty River Power Ltd. ............................       443,057
    110,070  Spark New Zealand Ltd. .............................       245,219
                                                                   ------------
                                                                      1,034,362
                                                                   ------------

             SINGAPORE - 7.2%
    101,900  CapitaCommercial Trust .............................       131,055
    170,100  CapitaMall Trust ...................................       272,686
     67,400  ComfortDelGro Corp. Ltd. ...........................       141,936
     24,691  Flextronics International Ltd. (b)..................       312,959
    191,200  Frasers Centrepoint Ltd. ...........................       245,209
    682,700  Keppel REIT ........................................       596,961
     16,700  Oversea-Chinese Banking Corp Ltd. ..................       128,625
     16,400  Singapore Airlines Ltd. ............................       142,806
    272,000  Singapore Post Ltd. ................................       388,472
     98,300  UOL Group Ltd. .....................................       547,245
                                                                   ------------
                                                                      2,907,954
                                                                   ------------

             SOUTH KOREA - 38.2%
        225  Amorepacific Corp. .................................       680,405
        575  AMOREPACIFIC Group .................................       777,412
     23,866  BNK Financial Group, Inc. ..........................       326,976
      1,735  CJ CheilJedang Corp. ...............................       591,131
      3,863  CJ Corp. ...........................................       612,815
      4,013  CJ Korea Express Co., Ltd. (b)......................       705,336
     10,008  GS Holdings Corp. ..................................       386,988
      7,832  Hankook Tire Co., Ltd. .............................       320,142
      4,500  Hotel Shilla Co., Ltd. .............................       397,089
     15,743  Hyundai Development Co. Engineering &
                Construction ....................................       808,825
      2,088  Hyundai Glovis Co., Ltd. ...........................       425,335


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)


  SHARES                        DESCRIPTION                            VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
      2,093  Hyundai Mobis Co., Ltd. ............................  $    465,027
      3,529  Hyundai Motor Co. ..................................       535,974
      7,248  Hyundai Steel Co. ..................................       476,907
      1,876  Hyundai Wia Corp. ..................................       239,266
     33,716  Industrial Bank of Korea ...........................       405,704
        561  KCC Corp. ..........................................       286,201
      6,433  KEPCO Plant Service & Engineering Co., Ltd. ........       565,921
     12,518  Kia Motors Corp. ...................................       509,995
     16,496  Korea Aerospace Industries, Ltd. ...................       838,591
     13,946  Korea Electric Power Corp. .........................       578,229
      3,501  LG Corp. ...........................................       193,439
     32,658  LG Uplus Corp. .....................................       323,798
        247  Lotte Confectionery Co., Ltd. ......................       397,177
      1,276  Lotte Shopping Co., Ltd. ...........................       273,153
        350  Neo Holdings Co., Ltd. (b) (d)......................             0
      5,335  Samsung C&T Corp. ..................................       285,636
        568  Samsung Electronics Co., Ltd. ......................       737,742
      1,904  Samsung Fire & Marine Insurance Co., Ltd. ..........       459,074
      2,218  SK C&C Co., Ltd. ...................................       464,812
      8,627  SK Hynix, Inc. .....................................       354,193
      1,854  SK Telecom Co., Ltd. ...............................       455,374
     11,002  Youngone Corp. .....................................       540,456
                                                                   ------------
                                                                     15,419,123
                                                                   ------------

             TOTAL INVESTMENTS - 99.3% ..........................    40,083,340
             (Cost $36,709,220) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.7% ............       286,380
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 40,369,720
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0 or 0.00% of net assets.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,301,947 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,927,827.


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)


-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    South Korea...............................  $    15,419,123  $  15,419,123  $            --*  $           --
    Other Country Categories**................       24,664,217     24,664,217               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    40,083,340  $  40,083,340  $            --*  $           --
                                                ===============  =============  ===============   ==============

*   Investment is valued at $0.
**  See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $29,365,886 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2014 exceeding a certain threshold.

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Real Estate Management & Development                          18.3%
        Real Estate Investment Trusts                                  7.0
        Diversified Financial Services                                 7.0
        Electric Utilities                                             6.6
        Diversified Telecommunication Services                         3.7
        Oil, Gas & Consumable Fuels                                    3.7
        Personal Products                                              3.6
        Industrial Conglomerates                                       3.4
        Road & Rail                                                    3.2
        Banks                                                          2.8
        Metals & Mining                                                2.8
        Automobiles                                                    2.6
        Auto Components                                                2.5
        Insurance                                                      2.5
        Food Products                                                  2.5
        Air Freight & Logistics                                        2.4
        Aerospace & Defense                                            2.1
        Construction & Engineering                                     2.0
        Technology Hardware, Storage & Peripherals                     1.8
        Airlines                                                       1.8
        Commercial Services & Supplies                                 1.7
        Chemicals                                                      1.5
        Multiline Retail                                               1.4


                     See Notes to Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Textiles, Apparel & Luxury Goods                               1.3%
        IT Services                                                    1.2
        Wireless Telecommunication Services                            1.1
        Marine                                                         1.0
        Specialty Retail                                               1.0
        Semiconductors & Semiconductor Equipment                       0.9
        Independent Power and Renewable Electricity Producers          0.9
        Electronic Equipment, Instruments & Components                 0.8
        Health Care Providers & Services                               0.7
        Building Products                                              0.7
        Trading Companies & Distributors                               0.7
        Hotels, Restaurants & Leisure                                  0.7
        Health Care Equipment & Supplies                               0.4
        Gas Utilities                                                  0.4
        Biotechnology                                                  0.3
        Multi-Utilities                                                0.3
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.3
        NET OTHER ASSETS AND LIABILITIES                               0.7
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             AUSTRIA - 2.1%
     43,580  ams AG .............................................  $  2,092,001
     49,359  OMV AG .............................................     1,356,553
     25,468  Raiffeisen Bank International AG ...................       356,546
     48,453  UNIQA Insurance Group AG ...........................       438,726
     82,532  Verbund AG (b)......................................     1,382,609
     42,047  Voestalpine AG .....................................     1,541,470
                                                                   ------------
                                                                      7,167,905
                                                                   ------------

             BELGIUM - 2.6%
      8,941  Ackermans & van Haaren N.V. ........................     1,049,347
      4,960  Anheuser-Busch InBev N.V. ..........................       606,923
     47,604  Belgacom S.A. ......................................     1,667,390
     46,278  bpost S.A. .........................................     1,298,996
     15,886  Delhaize Group S.A. ................................     1,430,057
     11,503  Elia System Operator S.A./N.V. .....................       484,602
     12,142  Groupe Bruxelles Lambert S.A. ......................     1,007,246
     18,315  UCB S.A. ...........................................     1,326,337
                                                                   ------------
                                                                      8,870,898
                                                                   ------------

             BERMUDA - 1.1%
    261,163  Catlin Group Ltd. ..................................     2,748,668
    103,303  Seadrill Ltd. (b)...................................       970,746
                                                                   ------------
                                                                      3,719,414
                                                                   ------------

             CAYMAN ISLANDS - 0.3%
     93,921  Phoenix Group Holdings .............................     1,133,388
                                                                   ------------

             DENMARK - 3.6%
        962  AP Moeller - Maersk A.S., Class B (b)...............     2,012,978
     20,343  Danske Bank A.S. ...................................       537,218
     23,199  Novo Nordisk A.S., Class B .........................     1,241,972
     35,358  Pandora A.S. .......................................     3,223,546
     11,428  Rockwool International A.S., Class B ...............     1,335,444
    146,000  TDC A.S. ...........................................     1,046,362
     91,489  Topdanmark A.S. (c).................................     2,742,570
                                                                   ------------
                                                                     12,140,090
                                                                   ------------

             FINLAND - 4.2%
    113,234  Fortum OYJ (b)......................................     2,381,525
     80,752  Huhtamaki OYJ ......................................     2,513,688
    107,673  Neste Oil OYJ (b)...................................     2,824,919
     64,955  Nokia OYJ ..........................................       496,583
     56,554  Orion OYJ, Class B .................................     1,598,687
     11,467  Sampo OYJ, Class A .................................       579,751
     66,402  Stora Enso OYJ, Class R ............................       684,714
    155,172  UPM-Kymmene OYJ ....................................     3,023,298
                                                                   ------------
                                                                     14,103,165
                                                                   ------------

             FRANCE - 12.0%
     16,141  Alstom S.A. (c).....................................       498,627


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
      8,531  Arkema S.A. ........................................  $    676,322
    112,086  AXA S.A. ...........................................     2,826,808
     15,398  Cap Gemini S.A. ....................................     1,264,435
      5,106  Casino Guichard Perrachon S.A. .....................       453,108
     17,609  Cie Generale des Etablissements Michelin ...........     1,753,485
    183,091  Credit Agricole S.A. ...............................     2,692,178
      5,031  Essilor International S.A. .........................       577,743
     30,830  Eurazeo S.A. .......................................     2,115,962
     21,657  Ingenico ...........................................     2,382,228
     45,044  Ipsen S.A. .........................................     2,131,319
     73,442  Korian-Medica ......................................     2,488,298
    103,531  Lagardere SCA ......................................     3,110,329
    241,673  Natixis S.A. .......................................     1,808,878
     73,734  Orange S.A. ........................................     1,186,462
     22,979  Renault S.A. .......................................     2,094,512
     17,785  SCOR SE ............................................       600,759
     21,674  Societe Generale S.A. ..............................     1,048,024
    205,483  Societe Television Francaise 1 .....................     3,645,602
     35,881  Teleperformance ....................................     2,461,856
     17,005  TOTAL S.A. .........................................       846,121
     24,061  Vallourec S.A. .....................................       587,932
      8,593  Vicat ..............................................       630,050
     91,809  Vivendi S.A. .......................................     2,282,845
                                                                   ------------
                                                                     40,163,883
                                                                   ------------

             GERMANY - 12.1%
     38,106  Aareal Bank AG .....................................     1,610,053
     50,317  Axel Springer SE ...................................     2,975,684
      3,944  Bayer AG ...........................................       593,498
     15,438  Bayerische Motoren Werke AG ........................     1,933,036
     17,500  Bilfinger SE .......................................     1,016,299
     16,594  Celesio AG .........................................       490,674
      7,203  Daimler AG .........................................       694,961
     31,320  Deutsche Annington Immobilien SE ...................     1,057,452
     70,169  Deutsche Lufthansa AG ..............................       986,876
     77,553  Deutsche Wohnen AG .................................     1,987,991
     63,742  Evonik Industries AG ...............................     2,275,481
     42,451  Freenet AG .........................................     1,281,496
     15,824  Fresenius Medical Care AG & Co. KGaA ...............     1,317,963
     33,486  Fresenius SE & Co. KGaA ............................     2,001,564
     25,200  HeidelbergCement AG ................................     1,999,978
     58,613  K+S AG .............................................     1,916,549
      7,940  LEG Immobilien AG (c)...............................       630,664
      5,966  Merck KGaA .........................................       670,682
     14,907  OSRAM Licht AG .....................................       742,131
     27,656  Porsche Automobil Holding SE (Preference Shares) ...     2,720,054
     96,230  RHOEN-KLINIKUM AG ..................................     2,393,291
    105,857  Suedzucker AG (b)...................................     1,297,579
     20,856  Symrise AG .........................................     1,319,511


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
     42,214  ThyssenKrupp AG ....................................  $  1,109,119
     10,673  Volkswagen AG (Preference Shares) ..................     2,844,362
     22,904  Wacker Chemie AG ...................................     2,653,616
                                                                   ------------
                                                                     40,520,564
                                                                   ------------

             IRELAND - 2.6%
     29,884  DCC PLC ............................................     1,783,393
     76,804  Glanbia PLC ........................................     1,420,436
     38,677  ICON PLC (c)........................................     2,727,889
    174,566  King Digital Entertainment PLC (b) .................     2,800,038
                                                                   ------------
                                                                      8,731,756
                                                                   ------------

             ITALY - 3.0%
    557,177  A2A S.p.A. .........................................       579,634
     45,510  ACEA S.p.A. ........................................       584,769
     66,774  Credito Emiliano S.p.A. ............................       583,006
    208,179  Enel S.p.A. ........................................       942,833
     69,536  Eni S.p.A. .........................................     1,206,017
     28,432  EXOR S.p.A. ........................................     1,292,869
    227,070  Finmeccanica S.p.A. (c).............................     2,705,260
     33,814  Recordati S.p.A. ...................................       632,638
  1,450,555  Telecom Italia S.p.A. (c)...........................     1,703,202
                                                                   ------------
                                                                     10,230,228
                                                                   ------------

             JERSEY - 1.3%
    298,886  Glencore PLC .......................................     1,267,588
    505,826  Henderson Group PLC ................................     2,109,962
     12,774  Shire PLC ..........................................     1,016,611
                                                                   ------------
                                                                      4,394,161
                                                                   ------------

             LUXEMBOURG - 0.5%
    194,012  Subsea 7 S.A. ......................................     1,670,213
                                                                   ------------

             NETHERLANDS - 4.9%
    133,917  Aegon N.V. .........................................     1,058,214
     11,101  ASML Holding N.V. ..................................     1,131,447
     39,252  Boskalis Westminster N.V. ..........................     1,933,022
     91,625  Delta Lloyd N.V. ...................................     1,728,037
    171,741  Fiat Chrysler Automobiles N.V. (c)..................     2,797,667
     14,809  Heineken N.V. ......................................     1,131,037
    155,172  ING Groep N.V. (c)..................................     2,276,650
     38,225  NN Group N.V. (c)...................................     1,084,256
     32,390  NXP Semiconductor N.V. (c)..........................     3,250,660
                                                                   ------------
                                                                     16,390,990
                                                                   ------------

             NORWAY - 4.5%
    104,767  Gjensidige Forsikring ASA ..........................     1,810,341
     48,597  Kongsberg Gruppen ASA ..............................       968,236
    198,033  Marine Harvest ASA .................................     2,275,154
    495,294  Norsk Hydro ASA ....................................     2,606,293


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NORWAY (CONTINUED)
    245,123  Orkla ASA ..........................................  $  1,854,618
     81,265  Statoil ASA ........................................     1,440,550
     87,054  TGS Nopec Geophysical Co. ASA (b)...................     1,932,204
     44,193  Yara International ASA .............................     2,249,231
                                                                   ------------
                                                                     15,136,627
                                                                   ------------

             PORTUGAL - 1.4%
  1,811,371  Banco Espirito Santo S.A. (c) (d) (e)...............             0
    126,607  EDP - Energias de Portugal S.A. ....................       474,428
    417,325  Portucel S.A. ......................................     1,870,750
  1,530,868  Sonae SGPS S.A. ....................................     2,330,829
                                                                   ------------
                                                                      4,676,007
                                                                   ------------

             SPAIN - 2.9%
    108,872  Atresmedia Corp de Medios de Comunicaion S.A. ......     1,647,099
     20,897  Corp. Financiera Alba S.A. .........................     1,017,419
     34,270  Enagas S.A. ........................................       981,284
     55,936  Endesa S.A. ........................................     1,082,613
    200,433  Gamesa Corp. Tecnologica S.A. (c)...................     2,535,541
     18,767  Gas Natural SDG S.A. ...............................       422,048
    232,164  Iberdrola S.A. .....................................     1,498,305
      6,414  Red Electrica Corp. S.A. ...........................       522,353
                                                                   ------------
                                                                      9,706,662
                                                                   ------------

             SWEDEN - 8.7%
     32,073  Assa Abloy AB, Class B .............................     1,914,217
     21,338  Axfood AB (b).......................................     1,128,575
    194,661  BillerudKorsnas AB .................................     3,146,347
    102,042  Boliden AB .........................................     2,030,852
     62,588  Electrolux AB, Class B (b)..........................     1,796,503
     88,862  Hufvudstaden AB, Class A (b)........................     1,220,645
    234,586  Husqvarna AB, Class B ..............................     1,702,435
     67,726  ICA Gruppen AB .....................................     2,273,484
    158,402  Industrivarden AB, Class C .........................     2,977,803
     76,587  Investment AB Kinnevik, Class B ....................     2,562,045
     78,298  Investor AB, Class B ...............................     3,124,774
     27,647  LE Lundbergforetagen AB, Class B ...................     1,265,473
     50,078  NCC AB, Class B ....................................     1,660,709
     49,796  Securitas AB, Class B ..............................       715,241
    322,514  SSAB AB, Class A (b) (c)............................     1,589,324
                                                                   ------------
                                                                     29,108,427
                                                                   ------------

             SWITZERLAND - 7.3%
      4,705  Actelion Ltd. ......................................       545,156
     12,825  Aryzta AG ..........................................       788,530
     21,553  Baloise Holding AG .................................     2,854,364
      3,986  EMS-Chemie Holding AG ..............................     1,625,286
      4,567  Helvetia Holding AG ................................     2,460,202
     18,385  Lonza Group AG .....................................     2,298,598
     20,873  Pargesa Holding S.A. ...............................     1,468,069


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWITZERLAND (CONTINUED)
     10,383  Sonova Holding AG ..................................  $  1,445,586
     22,544  Sulzer AG ..........................................     2,482,206
     11,634  Swiss Life Holding AG ..............................     2,879,170
     20,800  Swiss Re AG ........................................     2,014,077
     14,550  Temenos Group AG (c)................................       501,569
      9,282  Zurich Insurance Group AG ..........................     3,145,259
                                                                   ------------
                                                                     24,508,072
                                                                   ------------

             UNITED KINGDOM - 24.4%
    356,793  3i Group PLC .......................................     2,553,183
    157,049  Amlin PLC ..........................................     1,177,646
    163,374  Ashtead Group PLC ..................................     2,627,063
    325,517  Aviva PLC ..........................................     2,607,508
    258,129  Barratt Developments PLC ...........................     2,023,672
     15,171  Berkeley Group Holdings PLC ........................       593,898
     79,496  BHP Billiton PLC ...................................     1,737,615
    225,487  BP PLC .............................................     1,460,706
    242,573  British Land Co., PLC ..............................     2,995,608
    194,751  BTG PLC (c).........................................     2,065,589
     29,271  Capita PLC .........................................       484,574
    311,071  Capital & Counties Properties PLC ..................     1,849,462
     23,820  Close Brothers Group PLC ...........................       550,866
     62,396  Derwent London PLC .................................     3,169,194
    579,240  Direct Line Insurance Group PLC ....................     2,740,990
    465,218  Dixons Carphone PLC ................................     2,848,061
    267,360  Great Portland Estates PLC .........................     3,218,424
    297,590  Hammerson PLC ......................................     2,935,609
     39,461  Hikma Pharmaceuticals PLC ..........................     1,246,826
     27,751  IMI PLC ............................................       524,864
     86,946  Intermediate Capital Group PLC .....................       649,393
    529,808  Intu Properties PLC ................................     2,734,992
    164,518  ITV PLC ............................................       617,192
    543,770  J Sainsbury PLC ....................................     2,090,781
    171,141  Jazztel PLC (c).....................................     2,334,286
    316,627  Kingfisher PLC .....................................     1,787,619
    131,614  Land Securities Group PLC ..........................     2,446,310
    149,403  Legal & General Group PLC ..........................       617,446
     84,492  Marks & Spencer Group PLC ..........................       670,545
    640,900  Melrose Industries PLC .............................     2,638,223
    239,709  Millennium & Copthorne Hotels PLC ..................     2,041,054
     27,623  Pearson PLC ........................................       594,561
     51,281  Persimmon PLC ......................................     1,265,048
    410,721  Premier Oil PLC ....................................       801,791
    124,237  Prudential PLC .....................................     3,081,382
     70,931  Rolls-Royce Holdings PLC ...........................     1,002,737
    435,860  Royal Mail PLC .....................................     2,834,496
    376,651  Segro PLC ..........................................     2,329,321
    250,827  Shaftesbury PLC ....................................     3,090,097
     22,108  SSE PLC ............................................       491,269



                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
    337,567  Standard Life PLC ..................................  $  2,381,552
    115,667  Tate & Lyle PLC ....................................     1,025,193
    367,204  Tesco PLC ..........................................     1,317,382
     84,663  United Utilities Group PLC .........................     1,171,746
    836,340  Vodafone Group PLC .................................     2,734,962
                                                                   ------------
                                                                     82,160,736
                                                                   ------------
             TOTAL COMMON STOCKS ................................   334,533,186
             (Cost $340,519,253)                                   ------------

MONEY MARKET FUNDS - 0.9%
  3,134,578  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (f) (g)..........     3,134,578
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     3,134,578
             (Cost $3,134,578)                                     ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 3.0%
$ 6,718,230  JPMorgan Chase & Co., 0.09% (f), dated 3/31/15, due
             4/1/15, with a maturity value of $6,718,246.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.25%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $6,911,109. (g).........................     6,718,230
  3,252,865  RBC Capital Markets LLC, 0.01% (f), dated 3/31/15, due 4/1/15, with a maturity value of $3,252,874.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $3,326,996. (g).........................     3,252,865
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     9,971,095
             (Cost $9,971,095)                                     ------------

             TOTAL INVESTMENTS - 103.4% .........................   347,638,859
             (Cost $353,624,926) (h)

             NET OTHER ASSETS AND LIABILITIES - (3.4%) ..........   (11,314,070)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $336,324,789
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,524,556 and the total value of the collateral held by the Fund is $13,105,673.

      (c)   Non-income producing security.

      (d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0 or 0.00% of net assets.

      (e)   This company has filed for protection in federal bankruptcy court.

      (f)   Interest rate shown reflects yield as of March 31, 2015.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

      (g)   This security serves as collateral for securities on loan.

      (h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,678,656 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $28,664,723.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Portugal..................................  $     4,676,007  $   4,676,007  $            --   $           --*
    Other Country Categories**................      329,857,179    329,857,179               --               --
                                                ---------------  -------------  ---------------   --------------
       Total Common Stocks....................      334,533,186    334,533,186               --               --*
Money Market Funds............................        3,134,578      3,134,578               --               --
Repurchase Agreements.........................        9,971,095              --       9,971,095               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   347,638,859  $ 337,667,764  $     9,971,095   $           --*
                                                ===============  =============  ===============   ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $273,570,129 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2015
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

* Investment is valued at $0.


        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Insurance                                                     12.7%
        Real Estate Investment Trusts                                  6.8
        Diversified Financial Services                                 5.3
        Media                                                          4.4
        Automobiles                                                    3.9
        Chemicals                                                      3.8
        Pharmaceuticals                                                3.7
        Metals & Mining                                                3.5
        Food & Staples Retailing                                       3.3
        Repurchase Agreements                                          3.0
        Oil, Gas & Consumable Fuels                                    2.9
        Banks                                                          2.8
        Electric Utilities                                             2.7
        Health Care Providers & Services                               2.6
        Food Products                                                  2.6
        Diversified Telecommunication Services                         2.4
        Household Durables                                             2.2
        Real Estate Management & Development                           2.0
        Semiconductors & Semiconductor Equipment                       1.9
        Machinery                                                      1.9
        Capital Markets                                                1.7
        Containers & Packaging                                         1.7
        Paper & Forest Products                                        1.7
        Life Sciences Tools & Services                                 1.5
        Aerospace & Defense                                            1.4
        Specialty Retail                                               1.4
        Energy Equipment & Services                                    1.4
        Air Freight & Logistics                                        1.2
        Wireless Telecommunication Services                            1.2
        Electrical Equipment                                           1.1
        Construction & Engineering                                     1.1


                     See Notes to Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND  (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Software                                                       1.0%
        Building Products                                              1.0
        Textiles, Apparel & Luxury Goods                               1.0
        Money Market Funds                                             0.9
        Professional Services                                          0.9
        Construction Materials                                         0.8
        Trading Companies & Distributors                               0.8
        Electronic Equipment, Instruments & Components                 0.7
        Hotels, Restaurants & Leisure                                  0.6
        Health Care Equipment & Supplies                               0.6
        Marine                                                         0.6
        Industrial Conglomerates                                       0.5
        Auto Components                                                0.5
        Beverages                                                      0.5
        Commercial Services & Supplies                                 0.5
        Thrifts & Mortgage Finance                                     0.5
        Gas Utilities                                                  0.4
        IT Services                                                    0.4
        Water Utilities                                                0.3
        Multi-Utilities                                                0.3
        Airlines                                                       0.3
        Multiline Retail                                               0.2
        Biotechnology                                                  0.2
        Communications Equipment                                       0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            103.4
        NET OTHER ASSETS AND LIABILITIES                              (3.4)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                                                                 % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                       INVESTMENTS
        -------------------------------------------------------------------
        Euro                                                          43.2%
        British Pound Sterling                                        25.8
        Swedish Krona                                                  8.4
        Swiss Franc                                                    7.7
        US Dollar                                                      6.3
        Norwegian Krone                                                5.1
        Danish Krone                                                   3.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.8%

             BRAZIL - 52.3%
      6,947  AES Tiete S.A. (Preference Shares) .................  $     37,439
     13,695  B2W Cia Digital (b).................................        85,606
     11,835  Banco do Brasil S.A. ...............................        84,955
     18,918  Banco Santander Brasil S.A. ........................        83,400
      4,649  BB Seguridade Participacoes S.A. ...................        47,778
     15,491  BR Malls Participacoes S.A. ........................        82,223
      9,242  Braskem S.A. (Preference Shares) ...................        31,853
      2,570  BRF S.A. ...........................................        50,972
      1,401  Cia Brasileira de Distribuicao (Preference
                Shares) .........................................        42,032
     37,848  Cia de Saneamento Basico do Estado de Sao Paulo ....       210,020
     49,942  Cia Energetica de Minas Gerais (Preference Shares)..       200,610
     17,158  Cia Energetica de Sao Paulo (Preference Shares) ....       127,198
     22,455  Cia Paranaense de Energia (Preference Shares) ......       236,753
     30,999  Embraer S.A. .......................................       238,450
      5,578  Fibria Celulose S.A. (b)............................        78,998
     38,130  Gerdau S.A. (Preference Shares) ....................       121,383
      4,419  Itau Unibanco Holding S.A. (Preference Shares) .....        48,890
     64,607  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................       202,027
     81,817  JBS S.A. ...........................................       364,024
     19,471  Kroton Educacional S.A. ............................        62,777
     25,815  Oi S.A. (Preference Shares) (b).....................        41,494
     24,831  Petroleo Brasileiro S.A. (Preference Shares) .......        75,702
     21,081  Porto Seguro S.A. ..................................       236,138
     21,450  Raia Drogasil S.A. .................................       192,486
     60,864  Suzano Papel e Celulose S.A. (Preference Shares) ...       282,051
     12,375  Telefonica Brasil S.A. (Preference Shares) .........       191,855
     23,232  Tim Participacoes S.A. .............................        77,451
     47,009  Usinas Siderurgicas de Minas Gerais S.A.
                (Perference Shares) (b)..........................        73,204
                                                                   ------------
                                                                      3,607,769
                                                                   ------------

             CHILE - 13.1%
      9,423  Antarchile S.A. ....................................       114,826
    237,713  Colbun S.A. ........................................        70,115
 23,895,783  Corpbanca S.A. .....................................       253,307
    124,931  Empresa Nacional de Electricidad S.A./Chile ........       186,498
    192,295  Enersis S.A. .......................................        62,819
     21,526  ENTEL Chile S.A. ...................................       218,569
                                                                   ------------
                                                                        906,134
                                                                   ------------

             COLOMBIA - 2.7%
    116,953  Ecopetrol S.A. .....................................        88,839
    153,273  Empresa de Energia de Bogota S.A. ESP ..............        95,796
                                                                   ------------
                                                                        184,635
                                                                   ------------

             LUXEMBOURG - 2.7%
     10,166  Ternium S.A., ADR ..................................       183,700
                                                                   ------------

             MEXICO - 29.0%
     89,286  Alfa S.A.B. de C.V., Series A (b)...................       180,580


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MEXICO (CONTINUED)
    193,607  America Movil S.A.B. de C.V., Series L .............  $    198,132
     32,712  Controladora Comercial Mexicana S.A.B. de C.V. .....       105,362
     92,840  Fibra Uno Administracion S.A. de C.V. ..............       245,893
    114,290  Gentera S.A.B. de C.V. (b)..........................       204,850
     51,977  Grupo Comercial Chedraui S.A. de C.V. (b)...........       157,394
     18,255  Grupo Mexico S.A.B. de C.V., Series B ..............        53,831
     74,779  Impulsora del Desarrollo y El Empleo en America
                Latina S.A.B. de C.V. (b)........................       180,458
     49,074  Industrias Bachoco S.A.B. de C.V. (b)...............       203,844
     20,032  Infraestructura Energetica Nova S.A.B. de C.V. .....       109,409
     38,642  Megacable Holdings S.A.B. de C.V. (b)...............       151,290
    112,914  OHL Mexico S.A.B. de C.V. (b).......................       213,414
                                                                   ------------
                                                                      2,004,457
                                                                   ------------

             TOTAL INVESTMENTS - 99.8% ..........................     6,886,695
             (Cost $8,565,742) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............        16,970
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,903,665
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $108,511 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,787,558.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     6,886,695  $   6,886,695  $            --   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $1,046,633 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being


                     See Notes to Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND  (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Banks                                                          9.7%
        Food Products                                                  9.0
        Electric Utilities                                             7.2
        Food & Staples Retailing                                       7.2
        Wireless Telecommunication Services                            7.2
        Metals & Mining                                                6.3
        Independent Power and Renewable Electricity Producers          6.1
        Paper & Forest Products                                        5.2
        Industrial Conglomerates                                       4.3
        Insurance                                                      4.1
        Real Estate Investment Trusts                                  3.5
        Aerospace & Defense                                            3.5
        Diversified Telecommunication Services                         3.4
        Transportation Infrastructure                                  3.1
        Water Utilities                                                3.0
        Gas Utilities                                                  3.0
        Consumer Finance                                               3.0
        Construction & Engineering                                     2.6
        Oil, Gas & Consumable Fuels                                    2.4
        Media                                                          2.2
        Internet & Catalog Retail                                      1.2
        Real Estate Management & Development                           1.2
        Diversified Consumer Services                                  0.9
        Chemicals                                                      0.5
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.8
        NET OTHER ASSETS AND LIABILITIES                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AEROSPACE & DEFENSE - 3.3%
     11,144  Embraer S.A. .......................................  $     85,722
                                                                   ------------

             BANKS - 13.6%
      3,728  Banco Bradesco S.A. (Preference Shares) ............        34,657
      9,166  Banco do Brasil S.A. ...............................        65,797
     11,270  Banco do Estado do Rio Grande do Sul S.A.
                (Preference Shares) .............................        38,843
     12,141  Banco Santander Brasil S.A. ........................        53,524
      6,298  Itau Unibanco Holding S.A. (Preference Shares) .....        69,678
     29,005  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................        90,699
                                                                   ------------
                                                                        353,198
                                                                   ------------

             BEVERAGES - 0.7%
      3,331  Ambev S.A. .........................................        19,256
                                                                   ------------

             CAPITAL MARKETS - 3.2%
      5,075  CETIP S.A. - Mercados Organizados ..................        50,646
      3,870  Grupo BTG Pactual ..................................        30,957
                                                                   ------------
                                                                         81,603
                                                                   ------------

             CHEMICALS - 1.7%
     12,450  Braskem S.A. (Preference Shares) ...................        42,910
                                                                   ------------

             DIVERSIFIED CONSUMER SERVICES - 1.5%
      4,574  Estacio Participacoes S.A. .........................        26,571
      3,514  Kroton Educacional S.A. ............................        11,329
                                                                   ------------
                                                                         37,900
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.5%
     11,060  BM&FBovespa S.A. - Bolsa de Valores Mercadorias e
                Futuros .........................................        38,674
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
     25,306  Oi S.A. (Preference Shares) (a).....................        40,676
      5,814  Telefonica Brasil S.A. (Preference Shares) .........        90,137
                                                                   ------------
                                                                        130,813
                                                                   ------------

             ELECTRIC UTILITIES - 6.3%
      2,625  Cia de Transmissao de Energia Electrica Paulista
                (Preference Shares) .............................       32,899
     20,727  Cia Energetica de Minas Gerais (Preference Shares) .        83,258
      4,552  Cia Paranaense de Energia (Preference Shares) ......        47,994
                                                                   ------------
                                                                        164,151
                                                                   ------------

             FOOD & STAPLES RETAILING - 4.4%
        552  Cia Brasileira de Distribuicao (Preference Shares)..        16,561
     10,744  Raia Drogasil S.A. .................................        96,413
                                                                   ------------
                                                                        112,974
                                                                   ------------

             FOOD PRODUCTS - 6.8%
      2,576  BRF S.A. ...........................................        51,092
     24,318  JBS S.A. ...........................................       108,197
        598  M Dias Branco S.A. .................................        16,134
                                                                   ------------
                                                                        175,423
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             GAS UTILITIES - 1.3%
      2,233  Cia de Gas de Sao Paulo COMGAS (Preference Shares)..  $     34,178
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 3.6%
     11,049  Odontoprev S.A. ....................................        37,631
      7,838  Qualicorp S.A. (a)..................................        55,994
                                                                   ------------
                                                                         93,625
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 3.0%
      8,127  Cia Energetica de Sao Paulo (Preference Shares) ....        60,248
      1,610  Tractebel Energia S.A. .............................        17,807
                                                                   ------------
                                                                         78,055
                                                                   ------------

             INSURANCE - 4.4%
      3,387  BB Seguridade Participacoes S.A. ...................        34,809
      7,167  Porto Seguro S.A. ..................................        80,281
                                                                   ------------
                                                                        115,090
                                                                   ------------

             IT SERVICES - 0.7%
      1,307  Cielo S.A. .........................................        18,711
                                                                   ------------

             MACHINERY - 2.7%
      7,121  WEG S.A. ...........................................        70,952
                                                                   ------------

             MEDIA - 1.4%
      1,702  Multiplus S.A. .....................................        17,449
      1,183  Smiles S.A. ........................................        18,719
                                                                   ------------
                                                                         36,168
                                                                   ------------

             METALS & MINING - 2.8%
     22,744  Gerdau S.A. (Preference Shares) ....................        72,403
                                                                   ------------

             MULTILINE RETAIL - 5.5%
     15,798  Lojas Americanas S.A. (Preference Shares) ..........        81,427
      2,137  Lojas Renner S.A. ..................................        60,784
                                                                   ------------
                                                                        142,211
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.3%
      3,776  Cosan S.A. Industria e Comercio ....................        32,998
     27,182  Petroleo Brasileiro S.A. (Preference Shares) .......        82,869
      1,058  Ultrapar Participacoes S.A. ........................        21,491
                                                                   ------------
                                                                        137,358
                                                                   ------------

             PAPER & FOREST PRODUCTS - 9.9%
     27,134  Duratex S.A. .......................................        73,966
      5,026  Fibria Celulose S.A. (a)............................        71,180
     24,210  Suzano Papel e Celulose S.A. (Preference Shares) ...       112,192
                                                                   ------------
                                                                        257,338
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
      9,946  BR Malls Participacoes S.A. ........................        52,791
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ROAD & RAIL - 1.3%
      3,050  Localiza Rent a Car S.A. ...........................  $     34,690
                                                                   ------------

             TOBACCO - 0.9%
      2,819  Souza Cruz S.A. ....................................        22,435
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.7%
     15,330  EcoRodovias Infraestrutura e Logistica S.A. ........        43,182
                                                                   ------------

             WATER UTILITIES - 3.4%
     16,011  Cia de Saneamento Basico do Estado de Sao Paulo ....        88,845
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.8%
     13,872  Tim Participacoes S.A. .............................        46,247
                                                                   ------------

             TOTAL INVESTMENTS - 99.7% ..........................     2,586,903
             (Cost $3,272,911) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............         7,850
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  2,594,753
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $80,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $766,216.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     2,586,903  $   2,586,903  $            --   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $515,805 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND  (FBZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Brazil                                                        99.7%
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.0%

             AUTOMOBILES - 8.3%
     80,142  Brilliance China Automotive Holdings Ltd. ..........  $    153,820
    452,142  Dongfeng Motor Group Co., Ltd., Class H ............       724,346
  1,608,775  Geely Automobile Holdings Ltd. .....................       825,902
                                                                   ------------
                                                                      1,704,068
                                                                   ------------

             BANKS - 3.2%
  1,027,113  Chongqing Rural Commercial Bank Co., Ltd.,
                Class H .........................................       663,752
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 0.8%
    166,571  China Machinery Engineering Corp., Class H .........       168,448
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.5%
    394,984  China National Building Material Co., Ltd.,
                Class H .........................................       393,320
    591,971  China Resources Cement Holdings Ltd. ...............       334,445
                                                                   ------------
                                                                        727,765
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.3%
    518,929  Far East Horizon Ltd. ..............................       474,574
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 5.5%
    272,650  China Communications Services Corp., Ltd.,
                Class H .........................................       120,980
    655,005  China Telecom Corp., Ltd., Class H .................       419,905
    381,395  China Unicom Hong Kong Ltd. ........................       580,506
                                                                   ------------
                                                                      1,121,391
                                                                   ------------

             ELECTRICAL EQUIPMENT - 3.5%
    109,392  Zhuzhou CSR Times Electric Co., Ltd., Class H ......       713,980
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 2.2%
    108,607  Sinopharm Group Co., Ltd., Class H .................       442,685
                                                                   ------------

             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 2.5%
    506,358  China Power International Development Ltd. .........       265,829
     99,087  China Resources Power Holdings Co., Ltd. ...........       248,463
                                                                   ------------
                                                                        514,292
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 2.5%
    225,422  CITIC Ltd. .........................................       385,558
     42,500  Shanghai Industrial Holdings Ltd. ..................       130,746
                                                                   ------------
                                                                        516,304
                                                                   ------------

             INSURANCE - 8.8%
    178,678  China Taiping Insurance Holdings Co., Ltd. (a)......       611,907
  1,093,500  People's Insurance Co., Group of China Ltd.,
                Class H .........................................       554,321
    328,287  PICC Property & Casualty Co., Ltd., Class H ........       647,880
                                                                   ------------
                                                                      1,814,108
                                                                   ------------

             INTERNET & CATALOG RETAIL - 2.8%
     19,641  Vipshop Holdings Ltd., ADR (a)......................       578,231
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 2.9%
      1,122  Baidu, Inc., ADR (a)................................       233,825
      1,822  Bitauto Holdings Ltd., ADR (a)......................        92,703


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INTERNET SOFTWARE & SERVICES (CONTINUED)
      2,581  NetEase, Inc., ADR .................................  $    271,779
                                                                   ------------
                                                                        598,307
                                                                   ------------

             IT SERVICES - 0.7%
    118,000  TravelSky Technology Ltd., Class H .................       136,072
                                                                   ------------

             MACHINERY - 3.7%
    117,287  China Conch Venture Holdings Ltd. ..................       251,135
    562,700  Yangzijiang Shipbuilding Holdings Ltd. .............       518,684
                                                                   ------------
                                                                        769,819
                                                                   ------------

             METALS & MINING - 4.3%
    948,514  China Hongqiao Group Ltd. ..........................       568,914
    441,000  China Molybdenum Co., Ltd., Class H ................       312,292
                                                                   ------------
                                                                        881,206
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 5.2%
    475,516  CNOOC Ltd. .........................................       671,015
    406,000  Kunlun Energy Co., Ltd. ............................       394,340
                                                                   ------------
                                                                      1,065,355
                                                                   ------------

             PAPER & FOREST PRODUCTS - 0.4%
    146,200  Nine Dragons Paper Holdings Ltd. ...................        91,462
                                                                   ------------

             PHARMACEUTICALS - 2.4%
     77,200  China Medical System Holdings Ltd. .................       118,897
    435,142  CSPC Pharmaceutical Group Ltd. .....................       367,640
                                                                   ------------
                                                                        486,537
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 27.3%
    128,713  China Overseas Land & Investment Ltd. ..............       413,401
    246,500  China Resources Land Ltd. ..........................       697,913
    560,612  China South City Holdings Ltd. .....................       183,673
  1,279,713  Country Garden Holdings Co., Ltd. ..................       516,662
  1,264,032  Evergrande Real Estate Group Ltd. ..................       635,876
    522,582  Guangzhou R&F Properties Co., Ltd., Class H ........       536,559
    397,408  Longfor Properties Co., Ltd. .......................       563,870
    228,666  Shimao Property Holdings Ltd. ......................       480,772
    674,978  Sino-Ocean Land Holdings Ltd. ......................       407,460
    905,421  SOHO China Ltd. ....................................       615,476
    628,213  Sunac China Holdings Ltd. ..........................       545,346
                                                                   ------------
                                                                      5,597,008
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
    705,142  Hanergy Thin Film Power Group Ltd. .................       632,137
  1,401,980  Semiconductor Manufacturing International
                Corp. (a)........................................       135,629
                                                                   ------------
                                                                        767,766
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 2.1%
     86,929  Shenzhen International Holdings Ltd. ...............       131,638


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE (CONTINUED)
    221,000  Zhejiang Expressway Co., Ltd., Class H .............  $    294,756
                                                                   ------------
                                                                        426,394
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.4%
     21,766  China Mobile Ltd. ..................................       283,563
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................    20,543,087
             (Cost $19,404,893) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.0% ............        (3,379)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 20,539,708
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,705,538 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $567,344.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    20,543,087  $  20,543,087  $            --   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $9,247,085 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND  (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Cayman Islands                                                36.4%
        China                                                         29.8
        Hong Kong                                                     24.5
        Bermuda                                                        6.8
        Singapore                                                      2.5
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.0
        NET OTHER ASSETS AND LIABILITIES                              (0.0) +
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

** Portfolio securities are categorized based on their country of incorporation. + Amount is less than 0.1%.


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.3%

             AIRLINES - 2.2%
    451,000  ANA Holdings, Inc. .................................  $  1,210,087
     93,500  Japan Airlines Co., Ltd. ...........................     2,915,663
                                                                   ------------
                                                                      4,125,750
                                                                   ------------

             AUTO COMPONENTS - 9.5%
     46,400  Aisin Seiki Co., Ltd. ..............................     1,686,780
     15,300  Bridgestone Corp. ..................................       614,373
     90,300  Koito Manufacturing Co., Ltd. ......................     2,721,762
    109,500  NOK Corp. ..........................................     3,305,040
    224,700  Sumitomo Electric Industries Ltd. ..................     2,950,786
    150,100  Sumitomo Rubber Industries Ltd. ....................     2,775,852
     10,600  Toyota Industries Corp. ............................       608,062
    305,000  Yokohama Rubber (The) Co., Ltd. ....................     3,153,375
                                                                   ------------
                                                                     17,816,030
                                                                   ------------

             AUTOMOBILES - 9.1%
    172,300  Daihatsu Motor Co., Ltd. (a)........................     2,640,492
     78,300  Fuji Heavy Industries Ltd. .........................     2,605,539
     76,500  Honda Motor Co., Ltd. ..............................     2,489,511
     45,200  Isuzu Motors Ltd. ..................................       602,051
     22,600  Mazda Motor Corp. ..................................       459,594
    180,700  Mitsubishi Motors Corp. ............................     1,634,715
    255,300  Nissan Motor Co., Ltd. .............................     2,605,471
      8,800  Toyota Motor Corp. .................................       615,086
    138,000  Yamaha Motor Co., Ltd. .............................     3,339,109
                                                                   ------------
                                                                     16,991,568
                                                                   ------------

             BUILDING PRODUCTS - 0.8%
    226,000  Asahi Glass Co., Ltd. ..............................     1,484,871
                                                                   ------------

             CHEMICALS - 12.8%
     71,000  Air Water, Inc. ....................................     1,271,589
    181,000  Asahi Kasei Corp. ..................................     1,734,014
    239,700  Daicel Corp. .......................................     2,863,969
    147,200  Kuraray Co., Ltd. ..................................     1,996,868
    231,900  Mitsubishi Chemical Holdings Corp. .................     1,350,776
    783,000  Mitsui Chemicals, Inc. .............................     2,520,015
     37,700  Nippon Paint Holdings Co., Ltd. ....................     1,383,083
    169,000  Nippon Shokubai Co., Ltd. ..........................     2,484,237
      9,800  Nitto Denko Corp. ..................................       656,139
    566,000  Sumitomo Chemical Co., Ltd. ........................     2,916,480
     52,000  Taiyo Nippon Sanso Corp. (a)........................       710,618
    350,000  Toray Industries, Inc. .............................     2,938,675
    226,000  Tosoh Corp. ........................................     1,141,919
                                                                   ------------
                                                                     23,968,382
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.3%
     63,000  Dai Nippon Printing Co., Ltd. ......................       613,532
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             CONTAINERS & PACKAGING - 0.7%
     89,900  Toyo Seikan Group Holdings Ltd. ....................  $  1,320,747
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 1.0%
    134,600  ORIX Corp. .........................................     1,894,961
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
     54,200  Nippon Telegraph & Telephone Corp. .................     3,342,789
                                                                   ------------

             ELECTRIC UTILITIES - 0.6%
     97,200  Tohoku Electric Power Co., Inc. ....................     1,107,060
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.6%
    145,900  Alps Electric Co., Ltd. ............................     3,531,477
     77,000  Hitachi High-Technologies Corp. ....................     2,352,983
    220,000  Shimadzu Corp. .....................................     2,459,832
     28,400  TDK Corp. ..........................................     2,022,229
                                                                   ------------
                                                                     10,366,521
                                                                   ------------

             FOOD & STAPLES RETAILING - 3.3%
     20,700  Cosmos Pharmaceutical Corp. ........................     3,239,580
     38,600  Tsuruha Holdings, Inc. .............................     2,960,937
                                                                   ------------
                                                                      6,200,517
                                                                   ------------

             FOOD PRODUCTS - 4.5%
     15,300  Calbee, Inc. .......................................       665,911
     60,000  Kewpie Corp. .......................................     1,462,792
     90,000  Kikkoman Corp. .....................................     2,862,800
     18,200  MEIJI Holdings Co., Ltd. ...........................     2,223,121
     53,000  NH Foods Ltd. ......................................     1,223,196
                                                                   ------------
                                                                      8,437,820
                                                                   ------------

             GAS UTILITIES - 2.1%
    300,000  Osaka Gas Co., Ltd. ................................     1,257,431
    226,000  Toho Gas Co., Ltd. (a)..............................     1,320,932
    208,000  Tokyo Gas Co., Ltd. ................................     1,311,457
                                                                   ------------
                                                                      3,889,820
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     37,500  Sysmex Corp. .......................................     2,085,505
                                                                   ------------

             HOUSEHOLD DURABLES - 2.4%
    127,300  Nikon Corp. (a).....................................     1,708,867
     44,500  Sekisui House Ltd. .................................       647,640
     82,400  Sony Corp. .........................................     2,191,654
                                                                   ------------
                                                                      4,548,161
                                                                   ------------

             HOUSEHOLD PRODUCTS - 1.0%
     69,400  Unicharm Corp. .....................................     1,823,895
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 0.3%
    102,000  Keihan Electric Railway Co., Ltd. (a)...............       622,537
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             LEISURE PRODUCTS - 0.7%
      8,600  Shimano, Inc. ......................................  $  1,282,094
                                                                   ------------

             MACHINERY - 3.3%
    367,000  Kawasaki Heavy Industries Ltd. .....................     1,857,414
    185,000  Minebea Co., Ltd. ..................................     2,927,669
    208,000  Sumitomo Heavy Industries Ltd. .....................     1,364,873
                                                                   ------------
                                                                      6,149,956
                                                                   ------------

             MARINE - 2.3%
    751,000  Mitsui OSK Lines Ltd. ..............................     2,554,784
    599,000  Nippon Yusen K.K. ..................................     1,728,053
                                                                   ------------
                                                                      4,282,837
                                                                   ------------

             MEDIA - 0.7%
     13,400  Dentsu, Inc. .......................................       575,395
     45,100  Fuji Media Holdings, Inc. ..........................       640,767
                                                                   ------------
                                                                      1,216,162
                                                                   ------------

             METALS & MINING - 4.8%
     31,000  Hitachi Metals Ltd. ................................       476,883
     75,100  JFE Holdings, Inc. .................................     1,661,862
    974,000  Kobe Steel Ltd. ....................................     1,802,877
    167,000  Mitsubishi Materials Corp. .........................       562,538
    900,000  Nippon Steel & Sumitomo Metal Corp. ................     2,269,980
    150,000  Sumitomo Metal Mining Co., Ltd. ....................     2,199,316
                                                                   ------------
                                                                      8,973,456
                                                                   ------------

             MULTILINE RETAIL - 1.7%
     24,100  Don Quijote Holdings Co., Ltd. .....................     1,965,215
     15,200  Izumi Co., Ltd. ....................................       557,635
      4,700  Ryohin Keikaku Co., Ltd. ...........................       684,221
                                                                   ------------
                                                                      3,207,071
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.8%
    250,600  Inpex Corp. ........................................     2,769,586
    142,900  JX Holdings, Inc. ..................................       550,701
                                                                   ------------
                                                                      3,320,287
                                                                   ------------

             PAPER & FOREST PRODUCTS - 0.7%
    311,000  Oji Holdings Corp. .................................     1,275,791
                                                                   ------------

             PHARMACEUTICALS - 1.3%
     75,000  Otsuka Holdings Co., Ltd. ..........................     2,350,961
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
    383,000  Tokyo Tatemono Co., Ltd. ...........................     2,810,189
                                                                   ------------

             ROAD & RAIL - 2.0%
    440,000  Nippon Express Co., Ltd. ...........................     2,465,335
     23,600  West Japan Railway Co. .............................     1,240,262
                                                                   ------------
                                                                      3,705,597
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
     21,000  Disco Corp. ........................................  $  2,150,165
     36,700  Tokyo Electron Ltd. ................................     2,564,884
                                                                   ------------
                                                                      4,715,049
                                                                   ------------

             SPECIALTY RETAIL - 1.5%
    667,400  Yamada Denki Co., Ltd. (a)..........................     2,754,517
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.9%
     90,500  Brother Industries Ltd. ............................     1,443,503
     35,300  Canon, Inc. ........................................     1,250,297
     36,500  FUJIFILM Holdings Corp. ............................     1,301,474
    150,700  Konica Minolta, Inc. ...............................     1,534,203
    184,000  NEC Corp. ..........................................       541,560
    277,000  Ricoh Co., Ltd. ....................................     3,020,936
    105,400  Seiko Epson Corp. ..................................     1,872,743
                                                                   ------------
                                                                     10,964,716
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.4%
     93,100  Asics Corp. ........................................     2,538,350
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 6.5%
    262,400  ITOCHU Corp. .......................................     2,847,489
    465,400  Marubeni Corp. .....................................     2,700,783
     34,100  MISUMI Group Inc. ..................................     1,378,955
    120,500  Mitsubishi Corp. ...................................     2,431,903
    209,700  Mitsui & Co., Ltd. .................................     2,818,497
                                                                   ------------
                                                                     12,177,627
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 0.5%
     14,200  Japan Airport Terminal Co., Ltd.....................       861,934
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.1%
    113,000  NTT DOCOMO, Inc. ...................................     1,964,910
                                                                   ------------
             TOTAL COMMON STOCKS ................................   185,191,970
                                                                   ------------
             (Cost $180,370,846)

MONEY MARKET FUNDS - 0.6%
  1,024,063  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (b) (c)..........     1,024,063
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     1,024,063
             (Cost $1,024,063)                                     ------------

 PRINCIPAL
   VALUE                        DESCRIPTION                           AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.7%
  2,194,839  JPMorgan Chase & Co., 0.09% (b), dated 3/31/15, due
             4/1/15, with a maturity value of $2,194,844.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.250%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $2,257,852. (c).........................     2,194,839


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                        DESCRIPTION                           AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS (CONTINUED)
  1,062,708  RBC Capital Markets LLC, 0.01% (b), dated 3/31/15, due 4/1/15, with a maturity value of $1,062,711.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $1,086,926. (c).........................  $  1,062,708
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     3,257,547
             (Cost $3,257,547)                                     ------------

             TOTAL INVESTMENTS - 101.6% .........................   189,473,580
             (Cost $184,652,456) (d)

             NET OTHER ASSETS AND LIABILITIES - (1.6%) ..........    (2,953,925)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $186,519,655
                                                                   ============

-----------------------------

      (a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,638,004 and the total value of the collateral held by the Fund is $4,281,610.

      (b)   Interest rate shown reflects yield as of March 31, 2015.

      (c)   This security serves as collateral for securities on loan.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,373,850 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,552,726.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $   185,191,970  $ 185,191,970  $            --   $           --
Money Market Funds............................        1,024,063      1,024,063               --               --
Repurchase Agreements.........................        3,257,547             --        3,257,547               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   189,473,580  $ 186,216,033  $     3,257,547   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $25,281,156 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing serve due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND  (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Japan                                                         99.3%
        United States                                                  2.3
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            101.6
        NET OTHER ASSETS AND LIABILITIES                              (1.6)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AEROSPACE & DEFENSE - 4.5%
      2,225  Korea Aerospace Industries, Ltd. ...................  $    113,110
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 1.5%
        182  Hyundai Glovis Co., Ltd. ...........................        37,074
                                                                   ------------

             AUTO COMPONENTS - 6.3%
      1,464  Halla Visteon Climate Control Corp. ................        50,671
        672  Hankook Tire Co., Ltd. .............................        27,469
        300  Hyundai Mobis Co., Ltd. ............................        66,655
        101  Hyundai Wia Corp. ..................................        12,882
                                                                   ------------
                                                                        157,677
                                                                   ------------

             AUTOMOBILES - 6.0%
        524  Hyundai Motor Co. ..................................        79,584
      1,693  Kia Motors Corp. ...................................        68,974
                                                                   ------------
                                                                        148,558
                                                                   ------------

             BANKS - 5.6%
      1,107  Hana Financial Group, Inc. .........................        28,687
      2,512  Industrial Bank of Korea ...........................        30,227
        980  KB Financial Group, Inc. ...........................        34,714
      5,313  Woori Bank .........................................        44,919
                                                                   ------------
                                                                        138,547
                                                                   ------------

             CHEMICALS - 4.0%
        294  LG Chem Ltd. .......................................        59,889
        221  Lotte Chemical Corp. ...............................        40,537
                                                                   ------------
                                                                        100,426
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.4%
        667  KEPCO Plant Service & Engineering Co., Ltd. ........        58,677
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 0.8%
        421  Hyundai Engineering & Construction Co., Ltd. .......        19,125
                                                                   ------------

             CONSUMER FINANCE - 0.6%
        401  Samsung Card Co., Ltd. .............................        14,837
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 0.0%
        196  Neo Holdings Co., Ltd. (a) (b)......................             0
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
      1,134  KT Corp. ...........................................        29,642
      4,620  LG Uplus Corp. .....................................        45,806
                                                                   ------------
                                                                         75,448
                                                                   ------------

             ELECTRIC UTILITIES - 3.5%
      2,074  Korea Electric Power Corp. .........................        85,992
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
      1,579  LG Display Co., Ltd. ...............................        44,547
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD & STAPLES RETAILING - 2.2%
        262  E-Mart Co., Ltd. ...................................  $     55,024
                                                                   ------------

             FOOD PRODUCTS - 1.5%
         58  CJ CheilJedang Corp. ...............................        19,761
         17  Orion Corp. ........................................        17,744
                                                                   ------------
                                                                         37,505
                                                                   ------------

             GAS UTILITIES - 2.1%
      1,430  Korea Gas Corp. ....................................        52,201
                                                                   ------------

             HOUSEHOLD DURABLES - 2.7%
        421  Coway Co., Ltd. ....................................        34,721
        599  LG Electronics, Inc. ...............................        31,801
                                                                   ------------
                                                                         66,522
                                                                   ------------

             HOUSEHOLD PRODUCTS - 3.5%
        114  LG Household & Health Care Ltd. ....................        86,416
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 6.2%
        454  CJ Corp. ...........................................        72,021
        579  LG Corp. ...........................................        31,991
        325  SK Holdings Co., Ltd. ..............................        49,800
                                                                   ------------
                                                                        153,812
                                                                   ------------

             INSURANCE - 10.8%
      1,610  Dongbu Insurance Co., Ltd. .........................        71,760
     10,682  Hanwha Life Insurance Co., Ltd. ....................        70,960
        251  Samsung Fire & Marine Insurance Co., Ltd. ..........        60,519
        760  Samsung Life Insurance Co., Ltd. ...................        66,242
                                                                   ------------
                                                                        269,481
                                                                   ------------

             IT SERVICES - 1.4%
        166  SK C&C Co., Ltd. ...................................        34,787
                                                                   ------------

             MACHINERY - 0.6%
        950  Daewoo Shipbuilding & Marine Engineering Co.,
                Ltd. ............................................        15,499
                                                                   ------------

             METALS & MINING - 6.6%
      1,395  Hyundai Steel Co. ..................................        91,789
         44  Korea Zinc Co., Ltd. ...............................        16,816
        257  POSCO ..............................................        56,637
                                                                   ------------
                                                                        165,242
                                                                   ------------

             MULTILINE RETAIL - 2.2%
        260  Lotte Shopping Co., Ltd. ...........................        55,658
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 0.7%
        443  GS Holdings Corp. ..................................        17,130
                                                                   ------------

             PERSONAL PRODUCTS - 6.8%
         32  Amorepacific Corp. .................................        96,769
         53  AMOREPACIFIC Group .................................        71,657
                                                                   ------------
                                                                        168,426
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             ROAD & RAIL - 3.2%
        452  CJ Korea Express Co., Ltd. (a)......................  $     79,445
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
      1,484  SK Hynix, Inc. .....................................        60,928
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
         67  Samsung Electronics Co., Ltd. ......................        87,022
                                                                   ------------

             TOBACCO - 0.7%
        233  KT&G Corp. .........................................        18,628
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.5%
        563  Daewoo International Corp. .........................        13,473
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.0%
        198  SK Telecom Co., Ltd. ...............................        48,632
                                                                   ------------

             TOTAL INVESTMENTS - 99.7% ..........................     2,479,849
             (Cost $2,253,088) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............         6,606
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  2,486,455
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0 or 0.0% of net assets.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $387,643 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $160,882.


                     See Notes to Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND  (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Diversified Financial Services............  $            --* $          --  $            --*  $           --
    Other Industry Categories**...............        2,479,849      2,479,849               --               --
                                                ---------------  -------------  ---------------   --------------
Total Investments                               $     2,479,849  $   2,479,849  $            --*  $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $1,742,997 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

        COUNTRY ALLOCATION***                               % OF NET ASSETS
        -------------------------------------------------------------------
        South Korea                                                   99.7%
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*   Investment is valued at zero.
**  See Portfolio of Investments for industry breakout.
*** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.2%

             AUSTRALIA - 3.0%
     11,788  AGL Energy Ltd. ....................................  $    136,471
      4,712  BHP Billiton Ltd. ..................................       111,363
     28,511  Caltex Australia Ltd. ..............................       758,953
    247,445  Federation Centres .................................       572,938
    229,314  Fortescue Metals Group Ltd. (b).....................       342,328
    117,788  Incitec Pivot Ltd. .................................       365,133
     44,519  Lend Lease Group ...................................       564,227
      3,185  Ramsay Health Care Ltd. ............................       163,115
    243,296  Scentre Group ......................................       693,046
     23,333  TPG Telecom Ltd. ...................................       162,965
                                                                   ------------
                                                                      3,870,539
                                                                   ------------

             AUSTRIA - 0.8%
      3,671  ams AG .............................................       176,222
     12,448  OMV AG .............................................       342,113
     13,868  Verbund AG .........................................       232,322
      7,063  Voestalpine AG .....................................       258,934
                                                                   ------------
                                                                      1,009,591
                                                                   ------------

             BELGIUM - 0.1%
      1,524  Groupe Bruxelles Lambert S.A. ......................       126,424
                                                                   ------------

             BERMUDA - 4.1%
    888,457  Brightoil Petroleum Holdings Ltd. (b) (c)...........       301,399
     49,511  Catlin Group Ltd. ..................................       521,090
     99,980  Cheung Kong Infrastructure Holdings Ltd. ...........       861,468
     96,896  Chinese Estates Holdings Ltd. ......................       298,088
    668,990  Goldin Financial Holdings Ltd. (b) (c)..............     2,079,632
    207,976  Kerry Properties Ltd. ..............................       722,972
     50,489  Orient Overseas International Ltd. .................       306,738
     26,030  Seadrill Ltd. ......................................       244,606
                                                                   ------------
                                                                      5,335,993
                                                                   ------------

             CANADA - 5.6%
     17,435  Alimentation Couche-Tard, Inc., Class B ............       694,757
     10,090  Amaya, Inc. (b) (c).................................       236,606
      2,265  Boardwalk Real Estate Investment Trust .............       105,422
      6,209  Brookfield Asset Management, Inc., Class A .........       332,081
      7,899  Cameco Corp. .......................................       110,076
      3,926  Canadian National Railway Co. ......................       262,922
      7,175  Canadian Natural Resources Ltd. ....................       219,915
      1,342  Canadian Pacific Railway Ltd. ......................       245,715
      2,720  Canadian Tire Corp. Ltd., Class A ..................       277,100
      5,578  CCL Industries, Inc., Class B ......................       627,583
      2,911  Enbridge, Inc. .....................................       140,315
     13,227  Genworth MI Canada, Inc. (b)........................       292,413
      3,536  George Weston Ltd. .................................       280,077
     17,848  Gibson Energy, Inc. ................................       366,106
     10,155  Husky Energy, Inc. .................................       207,261
      5,148  InterOil Corp. (b) (c)..............................       237,529


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CANADA (CONTINUED)
      3,460  Keyera Corp. .......................................  $    230,157
      2,700  Linamar Corp. ......................................       166,470
     28,224  Lundin Mining Corp. (c).............................       113,872
      4,176  Methanex Corp. .....................................       223,579
     12,502  Metro, Inc. ........................................       338,770
      7,558  Open Text Corp. ....................................       398,980
     33,243  Pacific Rubiales Energy Corp. (b)...................        79,266
      2,421  Paramount Resources Ltd., Class A (c)...............        59,639
      3,308  Pembina Pipeline Corp. (b)..........................       104,525
      4,253  Restaurant Brands International, Inc. ..............       163,062
     19,381  Secure Energy Services, Inc. .......................       247,283
      7,702  Suncor Energy, Inc. ................................       225,061
     14,717  Teck Resources Ltd., Class B .......................       201,951
                                                                   ------------
                                                                      7,188,493
                                                                   ------------

             CAYMAN ISLANDS - 1.0%
     42,478  CK Hutchison Holdings Ltd. .........................       870,638
    738,891  New World China Land Ltd. ..........................       472,729
                                                                   ------------
                                                                      1,343,367
                                                                   ------------

             DENMARK - 1.0%
        236  AP Moeller - Maersk A.S., Class B (b)...............       493,828
      3,562  Pandora A.S. .......................................       324,743
        965  Rockwool International A.S., Class B ...............       112,767
     13,824  Topdanmark A.S. (c).................................       414,403
                                                                   ------------
                                                                      1,345,741
                                                                   ------------

             FINLAND - 1.3%
     22,902  Fortum OYJ (b)......................................       481,673
     20,348  Neste Oil OYJ (b)...................................       533,852
      3,567  Orion OYJ, Class B .................................       100,833
     29,326  UPM-Kymmene OYJ ....................................       571,374
                                                                   ------------
                                                                      1,687,732
                                                                   ------------

             FRANCE - 3.5%
     11,333  AXA S.A. ...........................................       285,818
      2,961  Cie Generale des Etablissements Michelin ...........       294,853
     18,511  Credit Agricole S.A. ...............................       272,187
      5,821  Eurazeo S.A. .......................................       399,514
      1,367  Ingenico ...........................................       150,367
      2,840  Ipsen S.A. .........................................       134,379
      7,402  Korian-Medica ......................................       250,788
     26,087  Lagardere SCA ......................................       783,718
      3,851  Renault S.A. .......................................       351,015
     51,758  Societe Television Francaise 1 .....................       918,271
      2,149  TOTAL S.A. (b)......................................       106,928
      6,073  Vallourec S.A. .....................................       148,394
     17,347  Vivendi S.A. .......................................       431,336
                                                                   ------------
                                                                      4,527,568
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY - 3.2%
     10,146  Axel Springer SE ...................................  $    600,022
      1,295  Bayerische Motoren Werke AG ........................       162,151
      2,202  Bilfinger SE .......................................       127,880
     12,087  Evonik Industries AG ...............................       431,485
      4,227  HeidelbergCement AG ................................       335,472
      9,847  K+S AG .............................................       321,981
      6,972  Porsche Automobil Holding SE (Preference Shares) ...       685,718
     24,242  RHOEN-KLINIKUM AG ..................................       602,911
     17,774  Suedzucker AG (b)...................................       217,871
      2,013  Volkswagen AG (Preference Shares) ..................       536,466
      1,155  Wacker Chemie AG ...................................       133,816
                                                                   ------------
                                                                      4,155,773
                                                                   ------------

             HONG KONG - 6.1%
    151,998  Cathay Pacific Airways Ltd. ........................       351,339
     86,517  Henderson Land Development Co., Ltd. ...............       607,086
      6,530  Hong Kong Exchanges and Clearing Ltd. ..............       159,951
     46,899  Hutchison Whampoa Ltd. .............................       650,312
    151,472  Hysan Development Co., Ltd. ........................       661,365
    121,270  Link REIT ..........................................       745,360
     71,409  MTR Corp., Ltd. ....................................       338,962
    480,352  New World Development Co., Ltd. ....................       557,637
    444,755  PCCW Ltd. ..........................................       271,351
     79,059  Power Assets Holdings Ltd. .........................       805,106
    361,968  Sino Land Co., Ltd. ................................       588,289
     39,425  Sun Hung Kai Properties Ltd. .......................       608,717
     10,710  Swire Pacific Ltd., Class A ........................       145,468
     44,761  Swire Properties Ltd. ..............................       145,784
     78,128  Wharf Holdings Ltd. ................................       544,694
    117,438  Wheelock & Co., Ltd. ...............................       601,380
                                                                   ------------
                                                                      7,782,801
                                                                   ------------

             IRELAND - 0.7%
      2,441  ICON PLC (c)........................................       172,164
     43,988  King Digital Entertainment PLC (b)..................       705,567
                                                                   ------------
                                                                        877,731
                                                                   ------------

             ISRAEL - 0.1%
        908  Taro Pharmaceutical Industries Ltd. (c).............       128,055
                                                                   ------------

             ITALY - 0.6%
     26,203  Enel S.p.A. ........................................       118,672
     11,718  Eni S.p.A. .........................................       203,235
     14,348  Finmeccanica S.p.A. (c).............................       170,939
    243,650  Telecom Italia S.p.A. (c)...........................       286,087
                                                                   ------------
                                                                        778,933
                                                                   ------------

             JAPAN - 36.3%
     40,700  Alps Electric Co., Ltd. ............................       985,134
     52,000  Asahi Kasei Corp. ..................................       498,170


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
     24,800  Asics Corp. ........................................  $    676,166
     28,400  Astellas Pharma, Inc. ..............................       465,894
     16,300  Bandai Namco Holdings, Inc. ........................       317,750
     37,700  Brother Industries Ltd. ............................       601,327
     36,200  Canon Marketing Japan, Inc. ........................       727,713
     33,600  Casio Computer Co., Ltd. (b)........................       638,466
     13,100  COLOPL, Inc. (b) (c)................................       283,004
     27,800  Dai-ichi Life Insurance (The) Co., Ltd. ............       404,593
     64,500  Daicel Corp. .......................................       770,655
      8,900  Daihatsu Motor Co., Ltd. ...........................       136,392
      6,800  Daikin Industries Ltd. .............................       456,187
      3,600  Daito Trust Construction Co., Ltd. .................       402,968
     21,100  Fuji Heavy Industries Ltd. .........................       702,131
     18,300  FUJIFILM Holdings Corp. ............................       652,520
     68,600  Hakuhodo DY Holdings, Inc. .........................       731,558
     23,600  Hitachi Chemical Co., Ltd. .........................       506,101
     24,400  Hitachi High-Technologies Corp. ....................       745,621
     54,000  Hitachi Ltd. .......................................       370,641
     39,000  Hitachi Metals Ltd. ................................       599,950
     21,500  Ibiden Co., Ltd. ...................................       363,368
     82,000  IHI Corp. ..........................................       384,925
     29,700  Inpex Corp. ........................................       328,239
     34,400  ITOCHU Corp. .......................................       373,299
     16,400  Izumi Co., Ltd. ....................................       601,659
     20,400  Japan Airlines Co., Ltd.............................       636,145
     10,400  Japan Airport Terminal Co., Ltd. (b)................       631,275
    115,900  Japan Display, Inc. ................................       417,466
     21,000  JFE Holdings, Inc. .................................       464,702
     33,500  JTEKT Corp. ........................................       524,000
    116,000  Kajima Corp. .......................................       539,692
    258,000  Kobe Steel Ltd. ....................................       477,559
     25,700  Koito Manufacturing Co., Ltd. ......................       774,632
     64,800  Konica Minolta, Inc. ...............................       659,697
     13,200  Kose Corp. .........................................       729,695
     29,000  Kubota Corp. .......................................       460,141
     13,100  Mabuchi Motor Co., Ltd. ............................       695,769
     61,200  Marubeni Corp. .....................................       355,152
     27,800  Mazda Motor Corp. ..................................       565,341
      7,100  MEIJI Holdings Co., Ltd. ...........................       867,261
     52,000  Minebea Co., Ltd. ..................................       822,912
    142,000  Mitsubishi Chemical Holdings Corp. .................       827,125
     20,500  Mitsubishi Corp. ...................................       413,726
     52,000  Mitsubishi Electric Corp. ..........................       619,352
     87,000  Mitsubishi Heavy Industries Ltd. ...................       480,428
     26,500  Mitsui & Co., Ltd. .................................       356,176
    201,000  Mitsui Chemicals, Inc. .............................       646,900
    132,000  Mitsui OSK Lines Ltd. ..............................       449,043
      8,400  Mixi, Inc. (b)......................................       340,384
      3,700  Murata Manufacturing Co., Ltd. .....................       510,105


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
    121,000  NEC Corp. ..........................................  $    356,135
     18,000  NGK Insulators Ltd. ................................       384,959
     34,000  NH Foods Ltd. ......................................       784,692
      6,100  Nidec Corp. ........................................       406,226
     19,000  Nippon Paint Holdings Co., Ltd. ....................       697,044
    161,000  Nippon Steel & Sumitomo Metal Corp. ................       406,074
      9,000  Nippon Telegraph & Telephone Corp. .................       555,076
      9,100  Nitori Holdings Co., Ltd. ..........................       617,618
     30,500  NOK Corp. ..........................................       920,582
     49,000  NSK Ltd. ...........................................       718,239
     82,000  Obayashi Corp. .....................................       533,289
     12,200  Omron Corp. ........................................       551,332
     16,200  Otsuka Holdings Co., Ltd. ..........................       507,808
     39,100  Ricoh Co., Ltd. ....................................       426,421
      8,900  Rohm Co., Ltd. .....................................       610,722
      4,700  Ryohin Keikaku Co., Ltd. ...........................       684,221
     29,200  Seiko Epson Corp. ..................................       518,824
     37,000  Sekisui Chemical Co., Ltd. .........................       480,952
     89,000  Shimizu Corp. ......................................       603,302
     37,900  Sumitomo Corp. .....................................       406,224
    123,000  Sumitomo Heavy Industries Ltd. .....................       807,112
     39,400  Sumitomo Rubber Industries Ltd. ....................       728,638
     21,000  Suzuki Motor Corp. .................................       632,530
     99,000  Taisei Corp. .......................................       560,479
     12,600  TDK Corp. ..........................................       897,186
     70,000  Tokyo Tatemono Co., Ltd. ...........................       513,612
     10,100  Tsuruha Holdings, Inc. .............................       774,753
     18,500  Unicharm Corp. .....................................       486,197
     35,700  Yamaha Motor Co., Ltd. .............................       863,813
     33,000  Yamazaki Baking Co., Ltd. ..........................       596,248
     65,000  Yokohama Rubber (The) Co., Ltd. ....................       672,031
                                                                   ------------
                                                                     46,691,448
                                                                   ------------

             JERSEY - 0.3%
     84,960  Henderson Group PLC ................................       354,395
                                                                   ------------

             LUXEMBOURG - 0.3%
     48,883  Subsea 7 S.A. ......................................       420,824
                                                                   ------------

             MULTINATIONAL - 0.2%
    424,345  HK Electric Investments & HK Electric Investments
                Ltd. (d).........................................       292,287
                                                                   ------------

             NETHERLANDS - 0.6%
      4,960  Boskalis Westminster N.V. ..........................       244,262
      5,789  Delta Lloyd N.V. ...................................       109,180
     14,467  Fiat Chrysler Automobiles N.V. (c)..................       235,668
      4,811  NN Group N.V. (c)...................................       136,465
                                                                   ------------
                                                                        725,575
                                                                   ------------

             NEW ZEALAND - 0.4%
    125,299  Meridian Energy Ltd. ...............................       189,689


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NEW ZEALAND (CONTINUED)
     69,855  Mighty River Power Ltd. ............................  $    161,893
     60,329  Spark New Zealand Ltd. .............................       134,404
                                                                   ------------
                                                                        485,986
                                                                   ------------

             NORWAY - 1.4%
      6,600  Gjensidige Forsikring ASA ..........................       114,046
     39,911  Marine Harvest ASA .................................       458,528
     49,917  Norsk Hydro ASA ....................................       262,669
     15,376  Orkla ASA ..........................................       116,336
     20,479  Statoil ASA ........................................       363,023
     21,945  TGS Nopec Geophysical Co. ASA ......................       487,079
                                                                   ------------
                                                                      1,801,681
                                                                   ------------

             PORTUGAL - 0.6%
     81,454  Banco Espirito Santo S.A. (c) (e) (f)...............             0
     70,106  Portucel S.A. ......................................       314,265
    288,908  Sonae SGPS S.A. ....................................       439,878
                                                                   ------------
                                                                        754,143
                                                                   ------------

             SINGAPORE - 1.4%
     93,600  CapitaMall Trust ...................................       150,049
    209,200  Frasers Centrepoint Ltd. ...........................       268,293
    748,400  Keppel REIT ........................................       654,411
     98,800  Singapore Post Ltd. ................................       141,107
    107,494  UOL Group Ltd. .....................................       598,429
                                                                   ------------
                                                                      1,812,289
                                                                   ------------

             SOUTH KOREA - 11.4%
        186  Amorepacific Corp. .................................       562,468
        505  AMOREPACIFIC Group .................................       682,771
      1,901  CJ CheilJedang Corp. ...............................       647,688
      4,235  CJ Corp. ...........................................       671,828
      4,399  CJ Korea Express Co., Ltd. (c)......................       773,180
      7,313  GS Holdings Corp. ..................................       282,778
      8,585  Hankook Tire Co., Ltd. .............................       350,921
      3,697  Hotel Shilla Co., Ltd. .............................       326,230
     17,257  Hyundai Development Co. Engineering & Construction..       886,610
      1,831  Hyundai Glovis Co., Ltd. ...........................       372,983
      2,867  Hyundai Mobis Co., Ltd. ............................       636,996
      3,869  Hyundai Motor Co. ..................................       587,612
      7,945  Hyundai Steel Co. ..................................       522,768
        685  Hyundai Wia Corp. ..................................        87,365
     27,719  Industrial Bank of Korea ...........................       333,542
        410  KCC Corp. ..........................................       209,167
      3,526  KEPCO Plant Service & Engineering Co., Ltd. ........       310,188
     13,722  Kia Motors Corp. ...................................       559,047
     14,465  Korea Aerospace Industries, Ltd. ...................       735,343
     15,289  Korea Electric Power Corp. .........................       633,912
        574  LG Chem Ltd. .......................................       116,926
      4,335  LG Display Co., Ltd. ...............................       122,300


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
     11,885  LG Uplus Corp. .....................................  $    117,838
      2,098  Lotte Chemical Corp. ...............................       384,824
        136  Lotte Confectionery Co., Ltd. ......................       218,689
        932  Lotte Shopping Co., Ltd. ...........................       199,513
        898  POSCO ..............................................       197,901
      3,898  Samsung C&T Corp. ..................................       208,699
      2,977  Samsung Electro-Mechanics Co., Ltd. ................       206,347
        622  Samsung Electronics Co., Ltd. ......................       807,880
      1,566  Samsung Fire & Marine Insurance Co., Ltd. ..........       377,579
      4,394  Sewon Precision Industry Co., Ltd. .................       115,251
      1,216  SK C&C Co., Ltd. ...................................       254,829
        778  SK Holdings Co., Ltd. ..............................       119,212
      9,457  SK Hynix, Inc. .....................................       388,270
      1,017  SK Telecom Co., Ltd. ...............................       249,793
      9,648  Youngone Corp. .....................................       473,943
                                                                   ------------
                                                                     14,733,191
                                                                   ------------

             SPAIN - 0.4%
      2,641  Corp. Financiera Alba S.A. .........................       128,583
      3,520  Endesa S.A. ........................................        68,128
     38,997  Iberdrola S.A. .....................................       251,673
                                                                   ------------
                                                                        448,384
                                                                   ------------

             SWEDEN - 2.5%
     29,522  BillerudKorsnas AB .................................       477,170
     11,197  Hufvudstaden AB, Class A ...........................       153,807
      4,268  ICA Gruppen AB .....................................       143,272
     39,917  Industrivarden AB, Class C .........................       750,401
     19,307  Investment AB Kinnevik, Class B ....................       645,872
     19,723  Investor AB, Class B ...............................       787,120
      3,484  LE Lundbergforetagen AB, Class B ...................       159,471
     16,185  SSAB AB, Class A (b) (c)............................        79,758
                                                                   ------------
                                                                      3,196,871
                                                                   ------------

             SWITZERLAND - 1.9%
      2,179  Baloise Holding AG .................................       288,575
        289  Helvetia Holding AG ................................       155,682
      1,157  Lonza Group AG .....................................       144,655
      3,510  Pargesa Holding S.A. ...............................       246,870
      4,543  Sulzer AG ..........................................       500,207
      2,339  Swiss Life Holding AG ..............................       578,853
      3,505  Swiss Re AG ........................................       339,391
        467  Zurich Insurance Group AG ..........................       158,246
                                                                   ------------
                                                                      2,412,479
                                                                   ------------

             UNITED KINGDOM - 10.4%
     89,901  3i Group PLC .......................................       643,325
     19,850  Amlin PLC ..........................................       148,847
     16,520  Ashtead Group PLC ..................................       265,643
     65,826  Aviva PLC ..........................................       527,290


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             UNITED KINGDOM (CONTINUED)
     15,069  BHP Billiton PLC ...................................  $    329,377
     37,996  BP PLC .............................................       246,138
     61,315  British Land Co., PLC ..............................       757,198
     12,307  BTG PLC (c).........................................       130,532
     52,418  Capital & Counties Properties PLC ..................       311,649
     15,772  Derwent London PLC .................................       801,085
     58,564  Direct Line Insurance Group PLC ....................       277,128
    117,593  Dixons Carphone PLC ................................       719,903
     67,357  Great Portland Estates PLC .........................       810,829
     74,977  Hammerson PLC ......................................       739,619
    133,480  Intu Properties PLC ................................       689,055
    137,020  J Sainsbury PLC ....................................       526,838
     17,248  Jazztel PLC (c).....................................       235,255
     79,791  Kingfisher PLC .....................................       450,486
     33,166  Land Securities Group PLC ..........................       616,457
    161,476  Melrose Industries PLC .............................       664,705
     45,302  Millennium & Copthorne Hotels PLC ..................       385,734
     77,612  Premier Oil PLC ....................................       151,511
      6,261  Prudential PLC .....................................       155,288
      8,895  Rolls-Royce Holdings PLC ...........................       125,747
    109,828  Royal Mail PLC .....................................       714,236
     94,903  Segro PLC ..........................................       586,908
     50,565  Shaftesbury PLC ....................................       622,942
     17,008  Standard Life PLC ..................................       119,992
    210,736  Vodafone Group PLC .................................       689,139
                                                                   ------------
                                                                     13,442,856
                                                                   ------------
             TOTAL COMMON STOCKS ................................   127,731,150
             (Cost $119,524,465)                                   ------------

MONEY MARKET FUNDS - 1.1%
  1,430,791  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (g) (h)..........     1,430,791
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     1,430,791
             (Cost $1,430,791)                                     ------------

 PRINCIPAL
   VALUE                        DESCRIPTION                           AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 3.6%
$ 3,066,563  JPMorgan Chase & Co., 0.09% (g), dated 3/31/15, due
             4/1/15, with a maturity value of $3,066,571.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.25%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $3,154,604. (h).........................     3,066,563


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                        DESCRIPTION                           AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS (CONTINUED)
$ 1,484,784  RBC Capital Markets LLC, 0.01% (g), dated 3/31/15, due 4/1/15, with a maturity value of $1,484,788.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $1,518,621. (h).........................  $  1,484,784
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     4,551,347
             (Cost $4,551,347)                                     ------------

             TOTAL INVESTMENTS - 103.9% .........................   133,713,288
             (Cost $125,506,603) (i)

             NET OTHER ASSETS AND LIABILITIES - (3.9%) ..........    (4,985,792)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $128,727,496
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,314,532 and the total value of the collateral held by the Fund is $5,982,138.

      (c)   Non-income producing security.

      (d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (e) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $0 or 0.00% of net assets.

      (f)   This company has filed for protection in federal bankruptcy court.

      (g)   Interest rate shown reflects yield as of March 31, 2015.

      (h)   This security serves as collateral for securities on loan.

      (i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,404,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,197,337.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Portugal..................................  $       754,143  $     754,143  $            --   $           --*
    Other Country Categories**................      126,977,007    126,977,007               --               --
                                                ---------------  -------------  ---------------   --------------
       Total Common Stocks....................      127,731,150    127,731,150               --               --*
Money Market Funds............................        1,430,791      1,430,791               --               --
Repurchase Agreements.........................        4,551,347             --        4,551,347               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   133,713,288  $ 129,161,941  $     4,551,347   $           --*
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $102,499,781 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Common Stocks                                        $       --*
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2015
   Common Stocks                                                --*
                                                        ----------
Total Level 3 holdings                                  $       --*
                                                        ==========

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Real Estate Management & Development                           7.8%
        Real Estate Investment Trusts                                  6.6
        Automobiles                                                    4.7
        Chemicals                                                      4.6
        Machinery                                                      4.6
        Oil, Gas & Consumable Fuels                                    4.3
        Diversified Financial Services                                 4.3
        Electronic Equipment, Instruments & Components                 4.1
        Insurance                                                      4.0
        Auto Components                                                3.7
        Repurchase Agreements                                          3.6
        Metals & Mining                                                3.4
        Technology Hardware, Storage & Peripherals                     3.1
        Food Products                                                  3.0
        Electric Utilities                                             3.0
        Media                                                          2.7
        Construction & Engineering                                     2.6
        Food & Staples Retailing                                       2.5
        Trading Companies & Distributors                               1.8
        Specialty Retail                                               1.6
        Personal Products                                              1.5
        Diversified Telecommunication Services                         1.4
        Multiline Retail                                               1.4
        Electrical Equipment                                           1.3
        Road & Rail                                                    1.3
        Textiles, Apparel & Luxury Goods                               1.1
        Pharmaceuticals                                                1.1
        Industrial Conglomerates                                       1.1
        Money Market Funds                                             1.1
        Energy Equipment & Services                                    1.1
        Software                                                       1.1
        Marine                                                         1.0
        Air Freight & Logistics                                        1.0
        Semiconductors & Semiconductor Equipment                       0.9
        Household Durables                                             0.9
        Containers & Packaging                                         0.9
        Aerospace & Defense                                            0.8
        Health Care Providers & Services                               0.8
        Capital Markets                                                0.8
        Airlines                                                       0.8
        Wireless Telecommunication Services                            0.7
        Paper & Forest Products                                        0.7
        Hotels, Restaurants & Leisure                                  0.6
        Building Products                                              0.6
        Distributors                                                   0.6
        Transportation Infrastructure                                  0.5
        Banks                                                          0.5
        Household Products                                             0.4
        Commercial Services & Supplies                                 0.3


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND  (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Internet Software & Services                                   0.3%
        Construction Materials                                         0.3
        Leisure Products                                               0.2
        Life Sciences Tools & Services                                 0.2
        Thrifts & Mortgage Finance                                     0.2
        IT Services                                                    0.2
        Independent Power and Renewable Electricity Producers          0.1
        Multi-Utilities                                                0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            103.9
        NET OTHER ASSETS AND LIABILITIES                              (3.9)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

                                                                 % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                       INVESTMENTS
        -------------------------------------------------------------------
        Japanese Yen                                                  34.9%
        South Korean Won                                              11.0
        Euro                                                          10.7
        British Pound Sterling                                        10.5
        Hong Kong Dollar                                              10.5
        US Dollar                                                      5.4
        Canadian Dollar                                                5.2
        Australian Dollar                                              2.9
        Swedish Krona                                                  2.4
        Swiss Franc                                                    1.9
        Norwegian Krone                                                1.8
        Singapore Dollar                                               1.4
        Danish Krone                                                   1.0
        New Zealand Dollar                                             0.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 100.0%

             BRAZIL - 7.3%
     68,551  B2W Cia Digital (b).................................  $    428,504
    454,697  Cia de Saneamento Basico do Estado de Sao Paulo ....     2,523,126
    749,989  Cia Energetica de Minas Gerais (Preference Shares)..     3,012,599
    269,761  Cia Paranaense de Energia (Preference Shares) ......     2,844,216
    465,523  Embraer S.A. .......................................     3,580,890
    381,744  Gerdau S.A. (Preference Shares) ....................     1,215,246
    727,660  Itausa - Investimentos Itau S.A. (Preference
                Shares) .........................................     2,275,398
  1,228,673  JBS S.A. ...........................................     5,466,672
    232,215  Oi S.A. (Preference Shares) (b).....................       373,255
    248,585  Petroleo Brasileiro S.A. (Preference Shares) .......       757,855
    158,288  Porto Seguro S.A. ..................................     1,773,056
    107,379  Raia Drogasil S.A. .................................       963,586
    228,505  Suzano Papel e Celulose S.A. (Preference Shares) ...     1,058,918
    139,365  Telefonica Brasil S.A. (Preference Shares) .........     2,160,637
                                                                   ------------
                                                                     28,433,958
                                                                   ------------

             CAYMAN ISLANDS - 17.0%
  5,981,165  Agile Property Holdings Ltd. .......................     3,595,187
    900,945  ANTA Sports Products Ltd ...........................     1,645,551
     12,617  Baidu, Inc., ADR (b)................................     2,629,383
     47,070  Bitauto Holdings Ltd., ADR (b)......................     2,394,922
  1,424,610  China Conch Venture Holdings Ltd ...................     3,050,380
  6,112,889  China Hongqiao Group Ltd. ..........................     3,666,480
  2,146,845  China Medical System Holdings Ltd. .................     3,306,396
  1,340,354  China Resources Cement Holdings Ltd. ...............       757,257
    902,388  China Resources Land Ltd. ..........................     2,554,922
  9,232,655  China Zhongwang Holdings Ltd. (c)...................     4,120,525
  9,729,993  Country Garden Holdings Co., Ltd. ..................     3,928,318
  9,763,872  Evergrande Real Estate Group Ltd. (c)...............     4,911,753
  2,501,086  GCL-Poly Energy Holdings Ltd. (b)...................       667,804
  6,579,057  Geely Automobile Holdings Ltd. .....................     3,377,509
  3,210,574  Longfor Properties Co., Ltd. .......................     4,555,386
 44,547,045  Semiconductor Manufacturing International
                Corp. (b)........................................     4,309,531
  1,360,255  Shimao Property Holdings Ltd. ......................     2,859,945
  1,845,939  Sino Biopharmaceutical Ltd. ........................     1,876,262
  6,341,405  SOHO China Ltd. ....................................     4,310,681
    131,350  TAL Education Group, ADR (b)........................     4,363,447
     97,125  Vipshop Holdings Ltd., ADR (b)......................     2,859,360
                                                                   ------------
                                                                     65,740,999
                                                                   ------------

             CHILE - 1.2%
358,848,927  Corpbanca S.A. .....................................     3,803,971
     80,814  ENTEL Chile S.A. ...................................       820,563
                                                                   ------------
                                                                      4,624,534
                                                                   ------------

             CHINA - 11.8%
  6,420,245  AviChina Industry & Technology Co., Ltd., Class H ..     4,620,996
  1,973,581  China Communications Services Corp., Ltd., Class H..       875,716
  6,027,605  China Molybdenum Co., Ltd., Class H ................     4,268,418


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CHINA (CONTINUED)
  1,013,154  China National Building Material Co., Ltd.,
                Class H .........................................  $  1,008,887
  5,988,511  China Telecom Corp., Ltd., Class H .................     3,839,062
  2,793,171  Dongfeng Motor Group Co., Ltd., Class H ............     4,474,752
  4,539,714  Guangzhou R&F Properties Co., Ltd., Class H ........     4,661,132
  3,133,015  Huadian Fuxin Energy Corp., Ltd., Class H ..........     1,535,663
  2,686,035  PICC Property & Casualty Co., Ltd., Class H ........     5,300,940
    851,314  Sinopec Engineering Group Co., Ltd., Class H .......       739,018
  1,254,830  Sinopharm Group Co., Ltd., Class H .................     5,114,719
  5,054,625  Sinotrans Ltd., Class H ............................     2,888,301
  1,705,505  TravelSky Technology Ltd., Class H .................     1,966,710
    703,612  Zhuzhou CSR Times Electric Co., Ltd., Class H ......     4,592,335
                                                                   ------------
                                                                     45,886,649
                                                                   ------------

             EGYPT - 2.3%
    516,059  Commercial International Bank Egypt SAE ............     3,841,672
  1,146,370  Talaat Moustafa Group ..............................     1,549,017
  2,386,537  Telecom Egypt Co. ..................................     3,481,256
                                                                   ------------
                                                                      8,871,945
                                                                   ------------

             HONG KONG - 8.5%
  3,959,895  BYD Electronic International Co., Ltd. .............     5,005,640
    158,983  China Mobile Ltd. ..................................     2,071,200
  1,071,206  China Overseas Land & Investment Ltd. ..............     3,440,505
  1,979,440  China Power International Development Ltd. (c)......     1,039,170
    340,900  China Resources Power Holdings Co., Ltd. ...........       854,817
  3,970,206  China South City Holdings Ltd. .....................     1,300,758
    891,146  China Taiping Insurance Holdings Co., Ltd. (b)......     3,051,850
  1,100,404  CITIC Ltd. .........................................     1,882,112
  2,140,881  CNOOC Ltd. .........................................     3,021,062
  5,127,675  Far East Horizon Ltd. ..............................     4,689,392
  3,082,285  Lenovo Group Ltd. ..................................     4,492,634
  3,485,580  Sino-Ocean Land Holdings Ltd. ......................     2,104,121
                                                                   ------------
                                                                     32,953,261
                                                                   ------------

             INDONESIA - 2.3%
 19,037,469  Adaro Energy Tbk PT ................................     1,383,219
  1,710,824  Bank Central Asia Tbk PT ...........................     1,939,806
  2,024,346  Bank Negara Indonesia Persero Tbk PT ...............     1,118,616
    592,033  Gudang Garam Tbk PT ................................     2,309,268
    689,339  Matahari Department Store Tbk PT ...................     1,038,622
  3,607,910  XL Axiata Tbk PT ...................................     1,200,337
                                                                   ------------
                                                                      8,989,868
                                                                   ------------

             JERSEY - 0.8%
  4,950,120  United Co., RUSAL PLC (b)...........................     3,096,758
                                                                   ------------

             LUXEMBOURG - 0.5%
    114,498  Ternium S.A., ADR ..................................     2,068,979
                                                                   ------------

             MALAYSIA - 2.6%
  2,269,600  HAP Seng Consolidated Bhd ..........................     2,788,357


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MALAYSIA (CONTINUED)
  3,530,883  IOI Properties Group Bhd ...........................  $  2,078,392
  4,936,400  Westports Holdings Bhd .............................     5,358,263
                                                                   ------------
                                                                     10,225,012
                                                                   ------------

             MALTA - 0.8%
    427,185  Brait SE (b)........................................     2,940,881
                                                                   ------------

             MEXICO - 4.0%
    804,495  Alfa S.A.B. de C.V., Series A (b)...................     1,627,080
  2,180,575  America Movil S.A.B. de C.V., Series L .............     2,231,539
  1,394,199  Fibra Uno Administracion S.A. de C.V. ..............     3,692,637
    429,082  Gentera S.A.B. de C.V. (b)..........................       769,076
    561,488  Impulsora del Desarrollo y El Empleo en America
                Latina S.A.B. de C.V. (b)........................     1,354,992
    552,720  Industrias Bachoco S.A.B. de C.V., Series B (b).....     2,295,889
    193,434  Megacable Holdings S.A.B. de C.V. (b)...............       757,326
  1,356,535  OHL Mexico S.A.B. de C.V. (b).......................     2,563,930
                                                                   ------------
                                                                     15,292,469
                                                                   ------------

             NETHERLANDS - 0.8%
    199,002  X5 Retail Group N.V., GDR (b).......................     3,054,681
                                                                   ------------

             PHILIPPINES - 5.4%
  1,010,800  Aboitiz Power Corp. ................................     1,006,277
    167,000  Ayala Corp. ........................................     2,970,134
  1,178,700  Ayala Land, Inc. ...................................     1,015,211
 12,223,200  Bloomberry Resorts Corp. ...........................     2,854,815
    194,315  GT Capital Holdings, Inc. ..........................     5,816,409
    711,420  JG Summit Holdings, Inc. ...........................     1,153,869
 32,746,800  Megaworld Corp. ....................................     3,977,967
    440,580  Universal Robina Corp. .............................     2,227,541
                                                                   ------------
                                                                     21,022,223
                                                                   ------------

             POLAND - 3.2%
    505,742  Energa S.A. ........................................     3,323,123
     71,965  KGHM Polska Miedz S.A. .............................     2,278,876
    578,818  PGE Polska Grupa Energetyczna S.A. .................     3,183,155
    599,694  Polskie Gornictwo Naftowe i Gazownictwo S.A. .......       870,383
  2,260,304  Tauron Polska Energia S.A. .........................     2,630,411
                                                                   ------------
                                                                     12,285,948
                                                                   ------------

             RUSSIA - 10.1%
      2,077  AK Transneft OAO (Preference Shares) (b) (d)........     4,443,067
  5,113,695  Alrosa AO (d).......................................     6,326,219
 43,395,080  E.ON Russia JSC (b) (d).............................     2,199,566
  1,316,434  Gazprom OAO (d).....................................     3,141,799
     90,081  Lukoil OAO (b) (d)..................................     4,186,754
    245,753  Mobile TeleSystems OJSC, ADR .......................     2,482,105
  1,384,189  Rostelecom OJSC (b) (d).............................     1,878,882
154,806,219  RusHydro JSC (b) (d)................................     1,400,377
    461,339  Severstal PAO (b) (d)...............................     5,215,826


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             RUSSIA (CONTINUED)
  6,971,433  Surgutneftegas OAO (b) (d)..........................  $  4,204,422
    782,486  Tatneft OAO (b) (d).................................     3,858,651
                                                                   ------------
                                                                     39,337,668
                                                                   ------------

             SINGAPORE - 0.9%
  3,945,900  Yangzijiang Shipbuilding Holdings Ltd. .............     3,637,238
                                                                   ------------

             SOUTH AFRICA - 6.4%
    289,519  African Rainbow Minerals Ltd. ......................     2,360,264
     30,821  Aspen Pharmacare Holdings Ltd. .....................       975,782
    241,176  Assore Ltd. ........................................     2,644,604
    420,881  Growthpoint Properties Ltd. ........................       994,860
     38,911  Kumba Iron Ore Ltd. ................................       500,463
    225,472  Mediclinic International Ltd. ......................     2,267,733
    146,525  Mr. Price Group Ltd. ...............................     3,141,064
  1,312,315  Netcare Ltd ........................................     4,511,793
  2,133,864  Redefine Properties Ltd. ...........................     2,181,541
    794,072  Sanlam Ltd. ........................................     5,130,796
                                                                   ------------
                                                                     24,708,900
                                                                   ------------

             TAIWAN - 4.2%
  2,172,904  AU Optronics Corp. .................................     1,093,744
  1,690,525  Cathay Financial Holding Co., Ltd. .................     2,701,382
  1,365,368  CTBC Financial Holding Co., Ltd. ...................       907,627
  1,793,691  Fubon Financial Holding Co., Ltd. ..................     3,221,650
  1,163,408  Hon Hai Precision Industry Co., Ltd. ...............     3,405,822
  1,235,477  Inotera Memories, Inc. (b)..........................     1,648,487
    668,787  Siliconware Precision Industries Co., Ltd. .........     1,113,576
  4,432,036  United Microelectronics Corp. ......................     2,195,480
                                                                   ------------
                                                                     16,287,768
                                                                   ------------

             THAILAND - 7.2%
  1,851,800  Bangkok Life Assurance PCL .........................     2,902,329
  2,951,800  Charoen Pokphand Foods PCL .........................     2,041,042
    180,300  Electricity Generating PCL .........................       839,442
  4,919,300  Energy Absolute PCL ................................     3,817,220
    625,000  Glow Energy PCL ....................................     1,647,011
  1,255,800  Krung Thai Bank PCL ................................       879,909
  2,413,000  Minor International PCL ............................     2,595,421
    372,200  PTT Exploration & Production PCL ...................     1,246,767
  1,463,700  PTT Global Chemical PCL ............................     2,350,287
     82,500  PTT PCL ............................................       818,915
  1,733,800  Thai Oil PCL .......................................     2,770,670
  3,217,200  Thai Union Frozen Products PCL .....................     1,987,269
 10,004,000  True Corp. PCL (b)..................................     3,842,963
                                                                   ------------
                                                                     27,739,245
                                                                   ------------

             TURKEY - 2.1%
  2,638,901  Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. .....     2,995,463
  1,484,774  Eregli Demir ve Celik Fabrikalari TAS ..............     2,308,131


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES/
   UNITS                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
     45,758  Tupras Turkiye Petrol Rafinerileri A.S. (b).........  $  1,085,473
    351,853  Turkcell Iletisim Hizmetleri A.S. (b)...............     1,807,429
                                                                   ------------
                                                                      8,196,496
                                                                   ------------

             UNITED KINGDOM - 0.3%
    435,539  Evraz PLC ..........................................     1,212,689
                                                                   ------------

             VIRGIN ISLANDS (BRITISH) - 0.3%
     65,309  Mail.ru Group Ltd., GDR (b).........................     1,297,690
                                                                   ------------
             TOTAL COMMON STOCKS ................................   387,905,859
             (Cost $417,096,496)                                   ------------

RIGHTS - 0.0%

             PHILIPPINES - 0.0%
    194,315  GT Capital Holdings, Inc., expiring 4/8/15 (b) (d)..             0
                                                                   ------------
             TOTAL RIGHTS .......................................             0
             (Cost $0)                                             ------------

MONEY MARKET FUNDS - 0.5%
  1,839,653  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (e) (f)..........     1,839,653
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................     1,839,653
             (Cost $1,839,653)                                     ------------

 PRINCIPAL
   VALUE                          DESCRIPTION                         AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.5%
$ 3,942,862  JPMorgan Chase & Co., 0.09% (e), dated 3/31/15, due
             4/1/15, with a maturity value of $3,942,872.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.25%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $4,056,062. (f).........................     3,942,862
  1,909,075  RBC Capital Markets LLC, 0.01% (e), dated 3/31/15, due 4/1/15, with a maturity value of $1,909,080.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $1,952,581. (f) ........................     1,909,075
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................     5,851,937
             (Cost $5,851,937)                                     ------------

             TOTAL INVESTMENTS - 102.0% .........................   395,597,449
             (Cost $424,788,086) (g)

             NET OTHER ASSETS AND LIABILITIES - (2.0%) ..........    (7,593,478)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $388,003,971
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

      (c) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,282,640 and the total value of the collateral held by the Fund is $7,691,590.

      (d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $36,855,563 or 9.50% of net assets.

      (e)   Interest rate shown reflects yield as of March 31, 2015.

      (f)   This security serves as collateral for securities on loan.

      (g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,231,962 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,422,599.

      ADR   American Depositary Receipt
      GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Russia....................................  $    39,337,668  $   2,482,105  $    36,855,563   $           --
    Other Country Categories*.................      348,568,191    348,568,191               --               --
                                                ---------------  -------------  ---------------   --------------
       Total Common Stocks....................      387,905,859    351,050,296       36,855,563               --
Rights*.......................................               --**           --               --               --**
Money Market Funds............................        1,839,653      1,839,653               --               --
Repurchase Agreements.........................        5,851,937             --        5,851,937               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $   395,597,449  $ 352,889,949  $    42,707,500   $           --**
                                                ===============  =============  ===============   ==============

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $256,874,502 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-today valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
   Rights                                               $       --
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --**
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT MARCH 31, 2015
   Rights                                                       --**
                                                        ----------
Total Level 3 holdings                                  $       --**
                                                        ==========

** Investment is valued at $0.

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Real Estate Management & Development                          12.1%
        Metals & Mining                                               10.7
        Oil, Gas & Consumable Fuels                                    9.2
        Insurance                                                      5.4
        Diversified Telecommunication Services                         4.5
        Diversified Financial Services                                 4.3
        Electric Utilities                                             4.2
        Banks                                                          3.8
        Food Products                                                  3.6
        Health Care Providers & Services                               3.1
        Semiconductors & Semiconductor Equipment                       2.6
        Real Estate Investment Trusts                                  2.5
        Wireless Telecommunication Services                            2.4
        Independent Power and Renewable Electricity Producers          2.4
        Aerospace & Defense                                            2.1
        Transportation Infrastructure                                  2.0
        Automobiles                                                    2.0
        Industrial Conglomerates                                       1.9
        Machinery                                                      1.7
        Internet Software & Services                                   1.6
        Pharmaceuticals                                                1.6
        Repurchase Agreements                                          1.5
        Hotels, Restaurants & Leisure                                  1.4
        Communications Equipment                                       1.3
        Electrical Equipment                                           1.2
        Electronic Equipment, Instruments & Components                 1.2
        Technology Hardware, Storage & Peripherals                     1.2
        Diversified Consumer Services                                  1.1
        Food & Staples Retailing                                       1.0


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND  (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Internet & Catalog Retail                                      0.8%
        Specialty Retail                                               0.8
        Capital Markets                                                0.8
        Air Freight & Logistics                                        0.7
        Water Utilities                                                0.7
        Chemicals                                                      0.6
        Tobacco                                                        0.6
        Construction & Engineering                                     0.5
        IT Services                                                    0.5
        Money Market Funds                                             0.5
        Construction Materials                                         0.5
        Textiles, Apparel & Luxury Goods                               0.4
        Paper & Forest Products                                        0.3
        Multiline Retail                                               0.3
        Consumer Finance                                               0.2
        Media                                                          0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            102.0
        NET OTHER ASSETS AND LIABILITIES                              (2.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 98.7%

             AIRLINES - 2.6%
    150,023  Deutsche Lufthansa AG ..............................  $  2,109,964
                                                                   ------------

             AUTO COMPONENTS - 1.7%
      5,913  Continental AG .....................................     1,400,657
                                                                   ------------

             AUTOMOBILES - 17.4%
     23,109  Bayerische Motoren Werke AG ........................     2,893,544
     37,599  Daimler AG .........................................     3,627,634
     38,611  Porsche Automobil Holding SE (Preference Shares) ...     3,797,512
     14,040  Volkswagen AG (Preference Shares) ..................     3,741,670
                                                                   ------------
                                                                     14,060,360
                                                                   ------------

             CAPITAL MARKETS - 0.9%
     20,757  Deutsche Bank AG ...................................       722,242
                                                                   ------------

             CHEMICALS - 10.6%
     22,266  BASF SE ............................................     2,215,787
    113,183  K+S AG .............................................     3,700,898
     31,040  Symrise AG .........................................     1,963,830
      5,702  Wacker Chemie AG ...................................       660,623
                                                                   ------------
                                                                      8,541,138
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.5%
     35,280  HeidelbergCement AG ................................     2,799,969
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
     39,146  Deutsche Telekom AG ................................       717,664
                                                                   ------------

             ELECTRICAL EQUIPMENT - 2.9%
     47,501  OSRAM Licht AG .....................................     2,364,793
                                                                   ------------

             FOOD PRODUCTS - 2.6%
    173,411  Suedzucker AG (a)...................................     2,125,646
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 6.1%
     33,550  Fresenius Medical Care AG & Co. KGaA ...............     2,794,342
     36,049  Fresenius SE & Co. KGaA ............................     2,154,762
                                                                   ------------
                                                                      4,949,104
                                                                   ------------

             INSURANCE - 9.3%
      3,778  Allianz SE .........................................       657,482
     27,676  Hannover Rueck SE ..................................     2,862,779
      9,380  Muenchener Rueckversicherungs-Gesellschaft AG in
                Muenchen ........................................     2,024,733
     61,577  Talanx AG ..........................................     1,933,683
                                                                   ------------
                                                                      7,478,677
                                                                   ------------

             INTERNET SOFTWARE & SERVICES - 3.1%
     55,352  United Internet AG .................................     2,523,828
                                                                   ------------

             IT SERVICES - 3.0%
     56,913  Wirecard AG ........................................     2,408,663
                                                                   ------------

             MACHINERY - 8.6%
     14,159  Duerr AG ...........................................     1,560,508


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MACHINERY (CONTINUED)
     32,685  KION Group AG ......................................  $  1,340,940
     32,119  Krones AG ..........................................     3,347,570
      2,003  Rational AG ........................................       671,424
                                                                   ------------
                                                                      6,920,442
                                                                   ------------

             MEDIA - 6.3%
     51,787  Axel Springer SE ...................................     3,062,618
     63,511  CTS Eventim AG & Co. KGaA ..........................     2,000,903
                                                                   ------------
                                                                      5,063,521
                                                                   ------------

             MULTI-UTILITIES - 0.7%
     36,541  E.ON SE ............................................       545,552
                                                                   ------------

             PHARMACEUTICALS - 0.9%
      6,608  Merck KGaA .........................................       742,854
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.7%
     68,631  Deutsche Annington Immobilien SE ...................     2,317,178
     52,976  Deutsche Wohnen AG .................................     1,357,984
     41,836  LEG Immobilien AG ..................................     3,322,980
                                                                   ------------
                                                                      6,998,142
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
    117,293  Infineon Technologies AG ...........................     1,403,708
                                                                   ------------

             SPECIALTY RETAIL - 2.3%
     27,515  Fielmann AG ........................................     1,846,727
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 1.7%
     22,304  Brenntag AG ........................................     1,337,257
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 1.6%
     21,593  Fraport AG Frankfurt Airport Services Worldwide ....     1,292,539
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.6%
     43,776  Freenet AG .........................................     1,321,494
                                                                   ------------
             TOTAL COMMON STOCKS ................................    79,674,941
             (Cost $77,865,079)                                    ------------

MONEY MARKET FUNDS - 0.3%
    274,675  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (b) (c)..........       274,675
                                                                   ------------
             TOTAL MONEY MARKET FUNDS ...........................       274,675
             (Cost $274,675)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 1.1%
$   588,701  JPMorgan Chase & Co., 0.09% (b), dated 3/31/15, due
             4/1/15, with a maturity value of $588,702.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.25%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $605,602. (c)...........................       588,701


                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS (CONTINUED)
$   285,040  RBC Capital Markets LLC, 0.01% (b), dated 3/31/15, due 4/1/15, with a maturity value of $285,041.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $291,536. (c) ..........................  $    285,040
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       873,741
             (Cost $873,741)                                       ------------

             TOTAL INVESTMENTS - 100.1% .........................    80,823,357
             (Cost $79,013,495) (d)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........       (80,989)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 80,742,368
                                                                   ============

-----------------------------

      (a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,079,402 and the total value of the collateral held by the Fund is $1,148,416.

      (b)   Interest rate shown reflects yield as of March 31, 2015.

      (c)   This security serves as collateral for securities on loan.

      (d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,129,162 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,319,300.




                     See Notes to Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND  (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    79,674,941  $  79,674,941  $            --   $           --
Money Market Funds............................          274,675        274,675               --               --
Repurchase Agreements.........................          873,741             --          873,741               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    80,823,357  $  79,949,616  $       873,741   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $35,757,775 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Germany                                                       98.7%
        United States                                                  1.4
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.1
        NET OTHER ASSETS AND LIABILITIES                              (0.1)
                                                                    -------
TOTAL                                                                100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             AIRLINES - 3.4%
     40,782  Air Canada (a)......................................  $    398,949
                                                                   ------------

             AUTO COMPONENTS - 7.0%
      6,821  Linamar Corp. ......................................       420,553
      7,688  Magna International, Inc. ..........................       411,002
                                                                   ------------
                                                                        831,555
                                                                   ------------

             CHEMICALS - 2.1%
      4,534  Methanex Corp. .....................................       242,746
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 0.9%
      3,466  Progressive Waste Solutions Ltd. ...................       101,746
                                                                   ------------

             CONTAINERS & PACKAGING - 3.7%
      3,845  CCL Industries, Inc., Class B ......................       432,602
                                                                   ------------

             ELECTRIC UTILITIES - 0.8%
      3,108  Fortis, Inc. .......................................        94,672
                                                                   ------------

             FOOD & STAPLES RETAILING - 15.0%
     12,431  Alimentation Couche-Tard, Inc., Class B ............       495,356
      6,029  George Weston Ltd. .................................       477,541
     12,826  Jean Coutu Group PJC (The), Inc., Class A ..........       274,130
     19,450  Metro, Inc. ........................................       527,041
                                                                   ------------
                                                                      1,774,068
                                                                   ------------

             FOOD PRODUCTS - 1.6%
      6,935  Saputo, Inc. .......................................       190,602
                                                                   ------------

             INSURANCE - 2.8%
        594  Fairfax Financial Holdings Ltd. ....................       332,983
                                                                   ------------

             MEDIA - 2.3%
      5,071  Cogeco Cable, Inc. .................................       271,897
                                                                   ------------

             METALS & MINING - 6.3%
     14,658  First Quantum Minerals Ltd. ........................       177,648
     63,477  Lundin Mining Corp. (a).............................       256,103
     22,863  Teck Resources Ltd., Class B .......................       313,734
                                                                   ------------
                                                                        747,485
                                                                   ------------

             MULTI-UTILITIES - 0.8%
      2,542  ATCO, Ltd., Class I.................................        90,557
                                                                   ------------

             MULTILINE RETAIL - 6.2%
      4,077  Dollarama, Inc. ....................................       227,904
     24,636  Hudson's Bay Co. ...................................       510,012
                                                                   ------------
                                                                        737,916
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 28.5%
     31,323  Baytex Energy Corp. (b).............................       495,361
     16,845  Canadian Natural Resources Ltd. ....................       516,302
     58,075  Canadian Oil Sands Ltd. (b).........................       451,651
     15,149  Cenovus Energy, Inc. ...............................       255,364


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      8,997  Crescent Point Energy Corp. (b).....................  $    200,604
     37,420  Encana Corp. .......................................       417,764
     17,607  Husky Energy, Inc. .................................       359,355
      9,673  Imperial Oil Ltd. ..................................       386,065
      9,838  Suncor Energy, Inc. ................................       287,477
                                                                   ------------
                                                                      3,369,943
                                                                   ------------

             PAPER & FOREST PRODUCTS - 2.3%
      4,086  Canfor Corp. (a)....................................        81,781
      3,644  West Fraser Timber Co., Ltd. .......................       186,437
                                                                   ------------
                                                                        268,218
                                                                   ------------

             PHARMACEUTICALS - 1.2%
        727  Valeant Pharmaceuticals International, Inc. (a).....       143,621
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 5.7%
      7,868  Boardwalk Real Estate Investment Trust .............       366,206
     11,551  Choice Properties Real Estate Investment Trust .....       103,148
      9,157  RioCan Real Estate Investment Trust ................       209,450
                                                                   ------------
                                                                        678,804
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
      4,156  Brookfield Asset Management, Inc., Class A .........       222,279
                                                                   ------------

             SOFTWARE - 3.9%
      1,053  Constellation Software, Inc. .......................       363,950
      1,789  Open Text Corp. ....................................        94,440
                                                                   ------------
                                                                        458,390
                                                                   ------------

             THRIFTS & MORTGAGE FINANCE - 2.5%
     13,093  Genworth MI Canada, Inc. (b)........................       289,451
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 0.8%
      4,794  Finning International, Inc. ........................        89,177
                                                                   ------------
             TOTAL COMMON STOCKS ................................    11,767,661
             (Cost $14,165,676)                                    ------------

MONEY MARKET FUNDS - 1.3%
    159,211  Goldman Sachs Financial Square Treasury Obligations
             Fund - Institutional Class - 0.01% (c) (d)..........       159,211
             (Cost $159,211)                                       ------------

 PRINCIPAL
   VALUE                         DESCRIPTION                          AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS - 4.3%
    341,230  JPMorgan Chase & Co., 0.09% (c), dated 3/31/15, due
             4/1/15, with a maturity value of $341,231.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 4.250%, due 3/31/16 to 6/30/19.
             The value of the collateral including accrued
             interest is $351,027. (d)...........................       341,230


                     See Notes to Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND  (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

 PRINCIPAL
   VALUE                         DESCRIPTION                          AMOUNT
-----------  ----------------------------------------------------  ------------
REPURCHASE AGREEMENTS (CONTINUED)
    165,219  RBC Capital Markets LLC, 0.01% (c), dated 3/31/15, due 4/1/15, with a maturity value of $165,219.
             Collateralized by U.S. Treasury Notes, interest
             rates of 0.375% to 1.375%, due 4/30/16 to 2/28/19.
             The value of the collateral including accrued
             interest is $168,984  (d) ..........................  $    165,219
                                                                   ------------
             TOTAL REPURCHASE AGREEMENTS ........................       506,449
             (Cost $506,449)                                       ------------

             TOTAL INVESTMENTS - 105.3% .........................    12,433,321
             (Cost $14,831,336) (e)

             NET OTHER ASSETS AND LIABILITIES - (5.3%) ..........      (626,828)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 11,806,493
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $633,166 and the total value of the collateral held by the Fund is $665,660.

      (c)   Interest rate shown reflects yield as of March 31, 2015.

      (d)   This security serves as collateral for securities on loan.

      (e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $253,805 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,651,820.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    11,767,661  $  11,767,661  $            --   $           --
Money Market Funds............................          159,211        159,211               --               --
Repurchase Agreements.........................          506,449             --          506,449               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    12,433,321  $  11,926,872  $       506,449   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2015.

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Canada                                                        99.7%
        United States                                                 5.6
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            105.3
        NET OTHER ASSETS AND LIABILITIES                              (5.3)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 98.6%

             AIR FREIGHT & LOGISTICS - 4.5%
     10,152  Toll Holdings Ltd. .................................  $     68,508
                                                                   ------------

             AIRLINES - 4.9%
     31,142  Qantas Airways Ltd. (a).............................        74,004
                                                                   ------------

             BIOTECHNOLOGY - 3.2%
        690  CSL Ltd. ...........................................        48,413
                                                                   ------------

             CAPITAL MARKETS - 0.8%
      2,065  Platinum Asset Management Ltd. .....................        12,299
                                                                   ------------

             CHEMICALS - 6.1%
     14,058  Incitec Pivot Ltd. .................................        43,579
      3,155  Orica Ltd. .........................................        48,084
                                                                   ------------
                                                                         91,663
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 2.5%
      4,219  Brambles Ltd. ......................................        37,018
                                                                   ------------

             CONSTRUCTION & ENGINEERING - 3.5%
      3,322  Leighton Holdings Ltd. .............................        53,514
                                                                   ------------

             CONSTRUCTION MATERIALS - 2.7%
      8,461  Boral Ltd. .........................................        41,115
                                                                   ------------

             CONTAINERS & PACKAGING - 3.1%
      4,403  Amcor Ltd. .........................................        47,084
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
      5,008  Telstra Corp. Ltd. .................................        24,068
      6,644  TPG Telecom Ltd. ...................................        46,404
                                                                   ------------
                                                                         70,472
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
        358  Wesfarmers Ltd. ....................................        11,987
                                                                   ------------

             GAS UTILITIES - 0.9%
      2,006  APA Group ..........................................        13,827
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 6.3%
      2,655  Ansell Ltd. ........................................        55,711
        577  Cochlear Ltd. ......................................        39,786
                                                                   ------------
                                                                         95,497
                                                                   ------------

             HEALTH CARE PROVIDERS & SERVICES - 5.2%
      1,047  Ramsay Health Care Ltd. ............................        53,620
      1,616  Sonic Healthcare Ltd. ..............................        25,158
                                                                   ------------
                                                                         78,778
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 3.5%
      4,557  Aristocrat Leisure Ltd. ............................        29,259
      2,356  Crown Resorts Ltd. .................................        23,992
                                                                   ------------
                                                                         53,251
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             INSURANCE - 2.4%
      2,718  AMP Ltd. ...........................................  $     13,332
      4,783  Insurance Australia Group Ltd. .....................        22,222
                                                                   ------------
                                                                         35,554
                                                                   ------------

             METALS & MINING - 7.4%
      2,036  BHP Billiton Ltd. ..................................        48,119
     27,278  Fortescue Metals Group Ltd. ........................        40,722
        515  Rio Tinto Ltd. .....................................        22,448
                                                                   ------------
                                                                        111,289
                                                                   ------------

             MULTI-UTILITIES - 4.3%
      5,594  AGL Energy Ltd. ....................................        64,762
                                                                   ------------

             MULTILINE RETAIL - 1.0%
      4,449  Harvey Norman Holdings Ltd. ........................        15,079
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 10.0%
      2,185  Caltex Australia Ltd. ..............................        58,164
      2,562  Origin Energy Ltd. .................................        22,069
      7,248  Santos Ltd. ........................................        39,416
      1,180  Woodside Petroleum Ltd. ............................        31,025
                                                                   ------------
                                                                        150,674
                                                                   ------------

             PROFESSIONAL SERVICES - 1.5%
      1,731  Seek Ltd. ..........................................        22,571
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 14.7%
     26,042  Federation Centres .................................        60,298
      7,881  Goodman Group ......................................        38,116
     10,309  GPT (The) Group ....................................        35,883
      8,398  Mirvac Group .......................................        12,857
      7,051  Novion Property Group ..............................        13,480
     21,355  Scentre Group ......................................        60,831
                                                                   ------------
                                                                        221,465
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.8%
      4,557  Lend Lease Group ...................................        57,755
                                                                   ------------

             ROAD & RAIL - 0.8%
      2,471  Asciano Ltd. .......................................        11,932
                                                                   ------------

             TOTAL INVESTMENTS - 98.6% ..........................     1,488,511
             (Cost $1,467,373) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.4% ............        20,877
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  1,509,388
                                                                   ============

-----------------------------

      (a)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND  (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)


      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $116,442 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $95,304.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $     1,488,511  $   1,488,511  $            --   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $694,910 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Australia                                                     98.6%
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             98.6
        NET OTHER ASSETS AND LIABILITIES                               1.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.8%

             AEROSPACE & DEFENSE - 1.4%
    121,510  Rolls-Royce Holdings PLC ...........................  $  1,717,763
                                                                   ------------

             AIR FREIGHT & LOGISTICS - 2.1%
    409,815  Royal Mail PLC .....................................     2,665,119
                                                                   ------------

             AIRLINES - 4.5%
     84,334  easyJet PLC ........................................     2,354,402
    362,441  International Consolidated Airlines Group S.A. (a)..     3,241,999
                                                                   ------------
                                                                      5,596,401
                                                                   ------------

             BANKS - 0.9%
     73,170  Standard Chartered PLC .............................     1,186,889
                                                                   ------------

             CAPITAL MARKETS - 5.0%
    313,053  3i Group PLC .......................................     2,240,183
    658,617  Henderson Group PLC ................................     2,747,303
    439,078  Man Group PLC ......................................     1,327,407
                                                                   ------------
                                                                      6,314,893
                                                                   ------------

             CHEMICALS - 2.0%
     26,473  Croda International PLC ............................     1,075,607
     50,775  Victrex PLC ........................................     1,412,243
                                                                   ------------
                                                                      2,487,850
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES - 3.0%
     46,863  Aggreko PLC ........................................     1,061,518
     64,056  Berendsen PLC ......................................     1,061,381
    507,226  Regus PLC ..........................................     1,638,769
                                                                   ------------
                                                                      3,761,668
                                                                   ------------

             CONSUMER FINANCE - 0.5%
     14,317  Provident Financial PLC ............................       571,935
                                                                   ------------

             CONTAINERS & PACKAGING - 0.4%
    109,429  DS Smith PLC .......................................       560,353
                                                                   ------------

             DISTRIBUTORS - 1.8%
    194,417  Inchcape PLC .......................................     2,292,766
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 2.3%
     48,994  IG Group Holdings PLC ..............................       515,285
     63,473  London Stock Exchange Group PLC ....................     2,315,292
                                                                   ------------
                                                                      2,830,577
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES - 2.6%
    118,156  John Wood Group PLC ................................     1,112,981
    150,358  Petrofac Ltd. ......................................     2,125,581
                                                                   ------------
                                                                      3,238,562
                                                                   ------------

             FOOD & STAPLES RETAILING - 1.9%
    861,498  Booker Group PLC ...................................     1,861,968


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             FOOD & STAPLES RETAILING (CONTINUED)
    142,837  J Sainsbury PLC ....................................  $    549,204
                                                                   ------------
                                                                      2,411,172
                                                                   ------------

             FOOD PRODUCTS - 0.8%
     11,168  Associated British Foods PLC .......................       466,847
     58,420  Tate & Lyle PLC ....................................       517,795
                                                                   ------------
                                                                        984,642
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
     29,649  Smith & Nephew PLC .................................       503,146
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 3.5%
     24,131  Carnival PLC .......................................     1,179,833
     88,405  Merlin Entertainments PLC (b).......................       579,770
    179,310  Millennium & Copthorne Hotels PLC ..................     1,526,774
     14,765  Whitbread PLC ......................................     1,148,781
                                                                   ------------
                                                                      4,435,158
                                                                   ------------

             HOUSEHOLD DURABLES - 10.3%
    374,049  Barratt Developments PLC ...........................     2,932,458
     90,846  Bellway PLC ........................................     2,669,615
     42,610  Berkeley Group Holdings PLC ........................     1,668,050
    111,654  Persimmon PLC ......................................     2,754,386
  1,278,504  Taylor Wimpey PLC ..................................     2,937,729
                                                                   ------------
                                                                     12,962,238
                                                                   ------------

             INSURANCE - 6.3%
    147,371  Amlin PLC ..........................................     1,105,074
    262,565  Catlin Group Ltd. ..................................     2,763,424
     84,892  Phoenix Group Holdings .............................     1,024,431
     70,857  Prudential PLC .....................................     1,757,427
     86,506  St. James's Place PLC ..............................     1,199,178
                                                                   ------------
                                                                      7,849,534
                                                                   ------------

             INTERNET & CATALOG RETAIL - 0.4%
     88,095  Ocado Group PLC (a).................................       462,346
                                                                   ------------

             MACHINERY - 3.6%
     83,697  IMI PLC ............................................     1,582,991
    490,539  Melrose Industries PLC .............................     2,019,272
     38,070  Weir Group PLC .....................................       960,606
                                                                   ------------
                                                                      4,562,869
                                                                   ------------

             MEDIA - 1.5%
     59,215  Pearson PLC ........................................     1,274,552
     39,189  Sky PLC ............................................       577,260
                                                                   ------------
                                                                      1,851,812
                                                                   ------------

             METALS & MINING - 2.5%
    101,501  BHP Billiton PLC ...................................     2,218,599
    117,924  Glencore PLC .......................................       500,120


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             METALS & MINING (CONTINUED)
     11,732  Rio Tinto PLC ......................................  $    482,418
                                                                   ------------
                                                                      3,201,137
                                                                   ------------

             MULTILINE RETAIL - 1.4%
    220,778  Marks & Spencer Group PLC ..........................     1,752,136
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS - 1.7%
     40,734  BG Group PLC .......................................       500,922
    257,186  BP PLC .............................................     1,666,053
                                                                   ------------
                                                                      2,166,975
                                                                   ------------

             PAPER & FOREST PRODUCTS - 1.0%
     67,130  Mondi PLC ..........................................     1,292,557
                                                                   ------------

             PHARMACEUTICALS - 3.3%
    177,273  BTG PLC (a).........................................     1,880,212
     71,228  Hikma Pharmaceuticals PLC ..........................     2,250,550
                                                                   ------------
                                                                      4,130,762
                                                                   ------------

             PROFESSIONAL SERVICES - 0.4%
    241,995  Hays PLC ...........................................       547,796
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 16.8%
    226,738  British Land Co., PLC ..............................     2,800,057
     58,389  Derwent London PLC .................................     2,965,672
    238,713  Great Portland Estates PLC .........................     2,873,577
    232,949  Hammerson PLC ......................................     2,297,951
    421,978  Intu Properties PLC ................................     2,178,348
    152,272  Land Securities Group PLC ..........................     2,830,280
    380,617  Segro PLC ..........................................     2,353,848
    225,569  Shaftesbury PLC ....................................     2,778,928
                                                                   ------------
                                                                     21,078,661
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
    289,919  Capital & Counties Properties PLC ..................     1,723,704
                                                                   ------------

             SOFTWARE - 2.3%
    255,695  Playtech PLC .......................................     2,950,938
                                                                   ------------

             SPECIALTY RETAIL - 5.1%
    380,999  Dixons Carphone PLC ................................     2,332,473
    349,737  Howden Joinery Group PLC ...........................     2,301,396
    310,440  Kingfisher PLC .....................................     1,752,688
                                                                   ------------
                                                                      6,386,557
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS - 5.1%
    122,337  Ashtead Group PLC ..................................     1,967,186
     59,938  Bunzl PLC ..........................................     1,627,979
     56,920  Travis Perkins PLC .................................     1,646,485
     19,108  Wolseley PLC .......................................     1,131,808
                                                                   ------------
                                                                      6,373,458
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE - 0.4%
     97,887  BBA Aviation PLC ...................................  $    488,762
                                                                   ------------

             WATER UTILITIES - 1.1%
    114,955  Pennon Group PLC ...................................     1,408,530
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.1%
    791,291  Vodafone Group PLC .................................     2,587,644
                                                                   ------------

             TOTAL INVESTMENTS - 99.8% ..........................   125,337,310
             (Cost $133,373,908) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.2% ............       235,582
                                                                   ------------
             NET ASSETS - 100.0% ................................  $125,572,892
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the London Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $569,798 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,606,396.

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks* ...............................  $   125,337,310  $ 125,337,310  $            --   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $43,143,650 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                     See Notes to Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND  (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        United Kingdom                                                85.4%
        Jersey                                                         6.5
        Spain                                                          2.6
        Isle of Man                                                    2.3
        Bermuda                                                        2.2
        Cayman Islands                                                 0.8
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.8
        NET OTHER ASSETS AND LIABILITIES                               0.2
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.1%

             AUTO COMPONENTS - 0.8%
     45,662  Cheng Shin Rubber Industry Co., Ltd. ...............  $    104,925
                                                                   ------------

             BANKS - 5.7%
    336,326  China Development Financial Holding Corp. ..........       116,623
    330,604  CTBC Financial Holding Co., Ltd. ...................       219,768
    522,605  SinoPac Financial Holdings Co., Ltd. ...............       217,961
    520,602  Taishin Financial Holding Co., Ltd. ................       221,285
                                                                   ------------
                                                                        775,637
                                                                   ------------

             CAPITAL MARKETS - 2.5%
    661,742  Yuanta Financial Holding Co., Ltd. .................       333,091
                                                                   ------------

             CHEMICALS - 1.7%
    101,556  Formosa Chemicals & Fibre Corp. ....................       233,037
                                                                   ------------

             CONSTRUCTION MATERIALS - 4.9%
    348,406  Asia Cement Corp. ..................................       438,152
    156,538  Taiwan Cement Corp. ................................       220,624
                                                                   ------------
                                                                        658,776
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 6.8%
    129,323  Chailease Holding Co., Ltd. ........................       322,378
    335,003  Fubon Financial Holding Co., Ltd. ..................       601,699
                                                                   ------------
                                                                        924,077
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
     36,142  Chunghwa Telecom Co., Ltd. .........................       114,929
                                                                   ------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 12.3%
  1,048,434  AU Optronics Corp. .................................       527,735
    115,937  Hon Hai Precision Industry Co., Ltd. ...............       339,400
  1,102,894  Innolux Corp. ......................................       551,623
      2,839  Largan Precision Co., Ltd. .........................       244,523
                                                                   ------------
                                                                      1,663,281
                                                                   ------------

             FOOD & STAPLES RETAILING - 0.8%
     13,891  President Chain Store Corp. ........................       104,549
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 4.1%
    540,907  Far Eastern New Century Corp. ......................       558,367
                                                                   ------------

             INSURANCE - 0.8%
    377,019  Shin Kong Financial Holding Co., Ltd. ..............       107,117
                                                                   ------------

             LEISURE PRODUCTS - 3.4%
     48,353  Giant Manufacturing Co., Ltd. ......................       466,686
                                                                   ------------

             METALS & MINING - 2.4%
    387,483  China Steel Corp. ..................................       321,974
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 29.2%
    356,633  Advanced Semiconductor Engineering, Inc. ...........       481,551
      8,494  Hermes Microvision, Inc. ...........................       489,986
    270,672  Inotera Memories, Inc. (a)..........................       361,156


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
    167,749  Nanya Technology Corp. (a)..........................  $    423,527
     95,421  Novatek Microelectronics Corp. .....................       494,030
    283,376  Siliconware Precision Industries Co., Ltd. .........       471,841
     72,274  Taiwan Semiconductor Manufacturing Co., Ltd. .......       336,078
  1,151,497  United Microelectronics Corp. ......................       570,412
    194,851  Vanguard International Semiconductor Corp. .........       331,290
                                                                   ------------
                                                                      3,959,871
                                                                   ------------

             SPECIALTY RETAIL - 3.3%
     28,577  Hotai Motor Co., Ltd. ..............................       441,578
                                                                   ------------

             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 18.0%
     29,415  ASUSTeK Computer, Inc. .............................       296,124
     41,341  Catcher Technology Co., Ltd. .......................       433,360
    306,030  Compal Electronics, Inc. ...........................       254,781
     79,646  Foxconn Technology Co., Ltd. .......................       213,815
    466,612  Lite-On Technology Corp. ...........................       604,702
    232,664  Pegatron Corp. .....................................       629,806
                                                                   ------------
                                                                      2,432,588
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
     88,345  Pou Chen Corp. .....................................       123,666
                                                                   ------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.7%
     46,529  Far EasTone Telecommunications Co., Ltd. ...........       112,270
     32,504  Taiwan Mobile Co., Ltd. ............................       113,749
                                                                   ------------
                                                                        226,019
                                                                   ------------

             TOTAL INVESTMENTS - 100.1% .........................    13,550,168
             (Cost $12,256,405) (b)

             NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........       (10,673)
                                                                   ------------

             NET ASSETS - 100.0% ................................  $ 13,539,495
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,354,611 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $60,848.


                     See Notes to Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND  (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    13,550,168  $  13,550,168  $            --   $           --
                                                ================ ============== ================  ==============

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $10,094,512 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Taiwan                                                        97.7%
        Cayman Islands                                                 2.4
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.1
        NET OTHER ASSETS AND LIABILITIES                              (0.1)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 100.3%

             AIRLINES - 3.1%
  1,185,883  Cathay Pacific Airways Ltd. ........................  $  2,741,130
                                                                   ------------

             BANKS - 2.4%
    578,992  BOC Hong Kong Holdings Ltd. ........................     2,057,520
                                                                   ------------

             COMMUNICATIONS EQUIPMENT - 2.2%
    135,128  VTech Holdings Ltd. ................................     1,929,491
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 13.6%
  3,342,906  Goldin Financial Holdings Ltd. (a)..................    10,391,806
     58,417  Hong Kong Exchanges and Clearing Ltd. ..............     1,430,916
                                                                   ------------
                                                                     11,822,722
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.3%
  1,984,808  HKT Trust and HKT Ltd. .............................     2,560,167
  4,728,011  PCCW Ltd. ..........................................     2,884,626
                                                                   ------------
                                                                      5,444,793
                                                                   ------------

             ELECTRIC UTILITIES - 9.7%
    349,438  Cheung Kong Infrastructure Holdings Ltd. ...........     3,010,900
     74,408  CLP Holdings Ltd. ..................................       648,808
  1,957,374  HK Electric Investments & HK Electric Investments
                Ltd. (b) ........................................     1,348,233
    333,322  Power Assets Holdings Ltd. .........................     3,394,423
                                                                   ------------
                                                                      8,402,364
                                                                   ------------

             ELECTRICAL EQUIPMENT - 0.7%
    175,689  Johnson Electric Holdings Ltd. .....................       618,667
                                                                   ------------

             GAS UTILITIES - 0.7%
    281,582  Hong Kong & China Gas Co., Ltd. ....................       649,415
                                                                   ------------

             HOTELS, RESTAURANTS & LEISURE - 2.6%
    468,141  Shangri-La Asia Ltd. ...............................       643,700
  1,216,108  SJM Holdings Ltd. ..................................     1,590,596
                                                                   ------------
                                                                      2,234,296
                                                                   ------------

             HOUSEHOLD DURABLES - 2.3%
    601,684  Techtronic Industries Co., Ltd. ....................     2,041,146
                                                                   ------------

             INDUSTRIAL CONGLOMERATES - 5.6%
    176,908  Hopewell Holdings Ltd. .............................       666,316
    168,221  Hutchison Whampoa Ltd. .............................     2,332,590
     11,200  Jardine Matheson Holdings Ltd. .....................       707,840
    701,097  NWS Holdings Ltd. ..................................     1,179,249
                                                                   ------------
                                                                      4,885,995
                                                                   ------------

             MARINE - 3.1%
    441,890  Orient Overseas International Ltd. .................     2,684,633
                                                                   ------------

             METALS & MINING - 3.3%
  1,479,772  Fosun International Ltd. ...........................     2,866,913
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             MULTILINE RETAIL - 1.3%
    613,765  Lifestyle International Holdings Ltd. ..............  $  1,094,107
                                                                   ------------

             REAL ESTATE INVESTMENT TRUSTS - 3.6%
    515,731  Link REIT ..........................................     3,169,830
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 33.6%
    209,596  Chinese Estates Holdings Ltd. ......................       644,794
    153,746  CK Hutchison Holdings Ltd. .........................     3,151,212
    143,044  Hang Lung Group Ltd. ...............................       652,242
    461,831  Henderson Land Development Co., Ltd. ...............     3,240,648
    723,823  Hysan Development Co., Ltd. ........................     3,160,391
    889,713  Kerry Properties Ltd. ..............................     3,092,848
  1,685,923  New World Development Co., Ltd. ....................     1,957,177
  1,201,250  Sino Land Co., Ltd. ................................     1,952,332
    212,137  Sun Hung Kai Properties Ltd. .......................     3,275,370
     99,021  Swire Pacific Ltd., Class A ........................     1,344,948
    437,676  Swire Properties Ltd. ..............................     1,425,489
    357,469  Wharf Holdings Ltd. ................................     2,492,206
    553,462  Wheelock & Co., Ltd. ...............................     2,834,185
                                                                   ------------
                                                                     29,223,842
                                                                   ------------

             ROAD & RAIL - 1.7%
    315,410  MTR Corp., Ltd. ....................................     1,497,177
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 4.5%
  1,379,070  Li & Fung Ltd. .....................................     1,346,580
    716,774  Yue Yuen Industrial Holdings Ltd. ..................     2,547,145
                                                                   ------------
                                                                      3,893,725
                                                                   ------------

             TOTAL INVESTMENTS - 100.3% .........................    87,257,766
             (Cost $81,753,505) (c)

             NET OTHER ASSETS AND LIABILITIES - (0.3%) ..........      (277,581)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 86,980,185
                                                                   ============

-----------------------------

      (a)   Non-income producing security.

      (b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,511,112 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,006,851.


                     See Notes to Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND  (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    87,257,766  $  87,257,766  $            --   $           --
                                                ===============  =============  ===============   ==============

All transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $25,889,747 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Hong Kong                                                     62.3%
        Bermuda                                                       33.1
        Cayman Islands                                                 4.9
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.3
        NET OTHER ASSETS AND LIABILITIES                              (0.3)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.




                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS - 99.7%

             BEVERAGES - 2.2%
     91,804  Coca-Cola HBC AG ...................................  $  1,654,612
                                                                   ------------

             BIOTECHNOLOGY - 2.4%
     15,146  Actelion Ltd. ......................................     1,754,929
                                                                   ------------

             BUILDING PRODUCTS - 0.9%
      1,724  Geberit AG .........................................       647,520
                                                                   ------------

             CAPITAL MARKETS - 6.9%
     97,040  GAM Holding AG .....................................     2,017,090
     50,838  Julius Baer Group Ltd. .............................     2,550,793
      2,010  Partners Group Holding AG ..........................       600,849
                                                                   ------------
                                                                      5,168,732
                                                                   ------------

             CHEMICALS - 10.8%
     69,643  Clariant AG ........................................     1,393,147
      4,327  EMS-Chemie Holding AG ..............................     1,764,328
      1,624  Givaudan S.A. ......................................     2,944,523
        195  Sika AG ............................................       698,091
      3,637  Syngenta AG ........................................     1,237,658
                                                                   ------------
                                                                      8,037,747
                                                                   ------------

             CONSTRUCTION MATERIALS - 3.3%
     32,640  Holcim Ltd. ........................................     2,440,107
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES - 3.6%
     37,781  Pargesa Holding S.A. ...............................     2,657,266
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
      4,454  Swisscom AG ........................................     2,587,243
                                                                   ------------

             FOOD PRODUCTS - 3.7%
      7,563  Aryzta AG ..........................................       465,002
        566  Barry Callebaut AG .................................       554,177
          9  Chocoladefabriken Lindt & Sprungli AG ..............       569,562
     15,960  Nestle S.A. ........................................     1,205,458
                                                                   ------------
                                                                      2,794,199
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      3,967  Sonova Holding AG ..................................       552,311
      6,964  Straumann Holding AG ...............................     1,906,178
                                                                   ------------
                                                                      2,458,489
                                                                   ------------

             INSURANCE - 19.6%
     22,781  Baloise Holding AG .................................     3,016,994
      4,915  Helvetia Holding AG ................................     2,647,667
      9,850  Swiss Life Holding AG ..............................     2,437,667
     34,804  Swiss Re AG ........................................     3,370,093
      9,337  Zurich Insurance Group AG ..........................     3,163,896
                                                                   ------------
                                                                     14,636,317
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (CONTINUED)

             LIFE SCIENCES TOOLS & SERVICES - 1.7%
     10,375  Lonza Group AG .....................................  $  1,297,142
                                                                   ------------

             MACHINERY - 9.7%
     93,158  OC Oerlikon Corp. AG ...............................     1,083,233
     12,131  Schindler Holding AG ...............................     2,019,753
     14,722  SFS Group AG .......................................     1,099,075
     27,462  Sulzer AG ..........................................     3,023,702
                                                                   ------------
                                                                      7,225,763
                                                                   ------------

             MARINE - 4.3%
     21,519  Kuehne + Nagel International AG ....................     3,199,728
                                                                   ------------

             PHARMACEUTICALS - 5.1%
      2,208  Galenica AG ........................................     1,931,261
     12,610  Novartis AG ........................................     1,247,635
      2,157  Roche Holding AG ...................................       595,073
                                                                   ------------
                                                                      3,773,969
                                                                   ------------

             PROFESSIONAL SERVICES - 6.2%
     25,371  Adecco S.A. ........................................     2,114,685
     30,642  DKSH Holding AG ....................................     2,503,576
                                                                   ------------
                                                                      4,618,261
                                                                   ------------

             REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
     31,901  Swiss Prime Site AG ................................     2,773,857
                                                                   ------------

             TEXTILES, APPAREL & LUXURY GOODS - 5.1%
     13,111  Cie Financiere Richemont S.A. ......................     1,056,381
      6,553  Swatch Group AG ....................................     2,778,855
                                                                   ------------
                                                                      3,835,236
                                                                   ------------

             TRANSPORTATION INFRASTRUCTURE - 3.7%
      3,492  Flughafen Zuerich AG ...............................     2,752,492
                                                                   ------------

             TOTAL INVESTMENTS - 99.7% ..........................    74,313,609
             (Cost $73,926,992) (a)

             NET OTHER ASSETS AND LIABILITIES - 0.3% ............       242,490
                                                                   ------------

             NET ASSETS - 100.0% ................................  $ 74,556,099
                                                                   ============

-----------------------------

      (a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,943,842 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,557,225.


                     See Notes to Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND  (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks.................................  $    74,313,609  $  74,313,609  $            --   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $37,915,012 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

        COUNTRY ALLOCATION**                                % OF NET ASSETS
        -------------------------------------------------------------------
        Switzerland                                                   99.7%
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.7
        NET OTHER ASSETS AND LIABILITIES                               0.3
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======

** Portfolio securities are categorized based on their country of incorporation.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             AUSTRALIA - 5.8%
      2,239  Altium Ltd. ........................................  $      7,589
      2,159  Ardent Leisure Group ...............................         3,684
     73,338  Arrium Ltd. ........................................         9,496
     31,867  Atlas Iron Ltd. ....................................         3,155
     20,902  Austal Ltd. ........................................        28,019
      7,293  AWE Ltd. (b)........................................         6,666
     24,090  Beach Energy Ltd. ..................................        18,623
      9,560  Billabong International Ltd. (b)....................         4,223
      2,800  BWP Trust ..........................................         6,398
      1,225  Cabcharge Australia Ltd. ...........................         4,329
        511  Domino's Pizza Enterprises Ltd. ....................        14,467
      4,552  Downer EDI Ltd. ....................................        15,498
     15,563  Drillsearch Energy Ltd. (b).........................        12,920
     48,872  Evolution Mining Ltd. ..............................        31,826
     35,062  Fairfax Media Ltd. .................................        25,503
        683  Greencross Ltd. ....................................         4,156
      2,639  M2 Group Ltd. ......................................        20,381
      3,123  Mineral Resources Ltd. .............................        16,056
      6,935  MMA Offshore Ltd. ..................................         3,486
     62,324  Mount Gibson Iron Ltd. .............................        10,443
      3,415  Myer Holdings Ltd. .................................         3,524
      1,357  Nufarm Ltd. ........................................         6,873
      1,532  Primary Health Care Ltd. ...........................         6,418
      1,145  Sandfire Resources NL ..............................         3,855
      2,969  Seven Group Holdings Ltd. ..........................        16,304
      4,156  Seven West Media Ltd. ..............................         4,242
      3,984  Shopping Centres Australasia Property Group ........         6,130
     16,943  Sigma Pharmaceuticals Ltd. .........................        11,485
        609  Sirtex Medical Ltd. ................................         9,648
      2,975  SKILLED Group Ltd. .................................         2,844
      2,180  Slater & Gordon Ltd. (c)............................        12,536
      5,577  STW Communications Group Ltd. ......................         2,952
      2,104  Technology One Ltd. ................................         6,442
     10,708  TFS Corp., Ltd. ....................................        14,354
      2,732  Thorn Group Ltd. ...................................         5,556
     22,873  Transfield Services Ltd. (b)........................        23,780
      1,204  Vocus Communications Ltd. ..........................         5,383
                                                                   ------------
                                                                        389,244
                                                                   ------------

             BELGIUM - 0.2%
        163  Barco N.V. .........................................         9,713
        128  Melexis N.V. .......................................         7,639
                                                                   ------------
                                                                         17,352
                                                                   ------------

             BERMUDA - 3.4%
    203,999  Beijing Properties Holdings Ltd. (b)................        17,630
        925  BW LPG Ltd. (d).....................................         7,458
     18,995  BW Offshore Ltd. ...................................        13,134
        948  China Yuchai International Ltd. ....................        18,713


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             BERMUDA (CONTINUED)
    713,331  CSI Properties Ltd. ................................  $     25,303
    106,666  Emperor Entertainment Hotel Ltd. ...................        22,702
        457  Fly Leasing Ltd., ADR ..............................         6,654
    231,999  G-Resources Group Ltd. (b)..........................         6,883
    256,000  GCL New Energy Holdings Ltd. (b)....................        32,360
     26,667  Global Brands Group Holding Ltd. (b)................         5,194
      9,813  Golden Ocean Group Ltd. ............................         6,267
     16,000  KuangChi Science Ltd. (b)...........................         6,522
      4,000  Luk Fook Holdings International Ltd. ...............        11,145
     20,000  PAX Global Technology Ltd. (b)......................        20,922
        303  Stolt-Nielsen Ltd. .................................         4,664
      4,678  Vostok Nafta Investment Ltd. (b)....................        24,986
                                                                   ------------
                                                                        230,537
                                                                   ------------

             CANADA - 5.2%
      1,153  AGT Food & Ingredients, Inc. .......................        24,670
        740  Algonquin Power & Utilities Corp. ..................         5,469
      2,853  Bellatrix Exploration Ltd. (b)......................         6,938
        617  Birchcliff Energy Ltd. (b)..........................         3,303
        491  Canadian Solar, Inc. (b)............................        16,395
      1,577  Capstone Infrastructure Corp. ......................         4,420
      5,293  Centerra Gold, Inc. ................................        25,827
         38  E-L Financial Corp., Ltd. ..........................        19,802
        445  Ensign Energy Services, Inc. .......................         3,489
        796  Extendicare, Inc. ..................................         4,720
        403  Intertape Polymer Group, Inc. ......................         5,578
     22,963  Lake Shore Gold Corp. (b)...........................        18,674
      1,068  Legacy Oil + Gas, Inc. (b)..........................         1,299
      2,915  Long Run Exploration Ltd. ..........................         1,588
     13,088  Mandalay Resources Corp. ...........................         9,404
      1,737  Maple Leaf Foods, Inc. .............................        31,790
      1,004  Martinrea International, Inc. ......................         9,972
      2,295  Milestone Apartments Real Estate Investment Trust ..        25,350
      1,000  New Flyer Industries, Inc. .........................        11,117
     14,379  OceanaGold Corp. ...................................        27,360
        307  Parkland Fuel Corp. ................................         6,028
      7,353  Rio Alto Mining Ltd. (b)............................        18,113
        924  Savanna Energy Services Corp. ......................         1,240
        219  Sierra Wireless, Inc. (b)...........................         7,257
      4,805  TransGlobe Energy Corp. ............................        17,110
      1,465  Western Energy Services Corp. ......................         7,183
      5,843  Western Forest Products, Inc. ......................         9,088
      2,192  Yellow Pages Ltd. (b)...............................        26,583
                                                                   ------------
                                                                        349,767
                                                                   ------------

             CAYMAN ISLANDS - 1.9%
     98,333  Century Sunshine Group Holdings Ltd. ...............         8,244
    120,000  China LNG Group Ltd. ...............................        20,741
     45,333  China Merchants Land Ltd. ..........................         6,900


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    253,999  First China Financial Network Holdings Ltd. (b).....  $     10,157
     86,666  Superb Summit International Group Ltd. (b) (c)......        16,321
     76,000  TCC International Holdings Ltd. ....................        27,743
     34,500  Texhong Textile Group Ltd. .........................        38,627
                                                                   ------------
                                                                        128,733
                                                                   ------------

             CYPRUS - 0.1%
      2,001  Prosafe SE .........................................         5,514
                                                                   ------------

             DENMARK - 1.4%
      3,063  Alm Brand A/S (b)...................................        19,969
        324  Ambu A/S, Class B ..................................         7,507
        225  Auriga Industries, Class B (b)......................        10,119
        149  Dfds A/S ...........................................        15,846
         35  Royal Unibrew A/S (b)...............................         5,873
        727  Schouw & Co. .......................................        34,840
                                                                   ------------
                                                                         94,154
                                                                   ------------

             FAEROE ISLANDS - 0.3%
        827  Bakkafrost P/F .....................................        17,914
                                                                   ------------

             FINLAND - 0.3%
        827  Cramo OYJ ..........................................        14,779
      1,593  Elektrobit Oyj .....................................         6,680
                                                                   ------------
                                                                         21,459
                                                                   ------------

             FRANCE - 1.0%
      1,419  Belvedere S.A. (b)..................................        22,414
        252  DBV Technologies S.A. (b)...........................        11,538
        113  Guerbet ............................................         4,447
      5,987  MPI ................................................        21,566
        569  Nanobiotix (b)......................................        11,257
                                                                   ------------
                                                                         71,222
                                                                   ------------

             GERMANY - 2.3%
      2,077  Borussia Dortmund GmbH & Co., KGaA .................         7,881
      1,094  Deutsche Beteiligungs AG ...........................        35,672
      1,104  Deutz AG ...........................................         4,654
      2,065  GFT Technologies AG ................................        40,822
        693  Homag Group AG .....................................        26,736
        520  Jenoptik AG ........................................         7,042
         96  KUKA AG ............................................         7,403
        531  Stroeer Media SE ...................................        18,205
        305  Wacker Neuson SE ...................................         7,630
                                                                   ------------
                                                                        156,045
                                                                   ------------

             GUERNSEY - 1.1%
     11,687  F&C Commercial Property Trust Ltd. .................        23,664
     16,932  Picton Property Income Ltd. ........................        18,022


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GUERNSEY (CONTINUED)
     22,663  UK Commercial Property Trust Ltd. ..................  $     30,895
                                                                   ------------
                                                                         72,581
                                                                   ------------

             HONG KONG - 1.7%
      5,333  Chong Hing Bank Ltd. ...............................        12,644
      1,067  Dah Sing Financial Holdings Ltd. ...................         6,338
  1,233,996  Lai Sun Development Co., Ltd. ......................        27,377
     47,997  Shun Tak Holdings Ltd. .............................        23,031
      8,000  Sun Hung Kai & Co., Ltd. ...........................         7,130
     74,000  Sunlight Real Estate Investment Trust ..............        35,985
                                                                   ------------
                                                                        112,505
                                                                   ------------

             IRELAND - 0.1%
      3,264  Aer Lingus Group PLC ...............................         8,142
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.3%
        801  Eros International PLC (b)..........................        13,994
      4,425  Lamprell PLC (b)....................................         7,844
                                                                   ------------
                                                                         21,838
                                                                   ------------

             ISRAEL - 0.4%
      3,403  Israel Discount Bank Ltd., Class A (b)..............         5,755
     15,971  Oil Refineries Ltd. (b).............................         5,619
      2,176  Reit 1 Ltd. ........................................         6,671
        576  Tower Semiconductor Ltd. (b)........................         9,833
                                                                   ------------
                                                                         27,878
                                                                   ------------

             ITALY - 1.4%
      5,399  Anima Holding S.p.A. (b) (d)........................        40,056
        872  ASTM S.p.A. ........................................        12,367
        835  Cairo Communication S.p.A. .........................         4,956
        977  Cementir Holding S.p.A. ............................         7,333
        949  Cerved Information Solutions S.p.A. (b).............         6,327
      5,151  CIR-Compagnie Industriali Riunite S.p.A. (b)........         6,009
        951  ERG S.p.A. .........................................        12,445
      4,361  Falck Renewables S.p.A. ............................         5,641
                                                                   ------------
                                                                         95,134
                                                                   ------------

             JAPAN - 35.5%
      3,000  Aisan Industry Co., Ltd. ...........................        25,889
      1,800  Alpine Electronics, Inc. ...........................        30,061
        600  AOI Electronics Co., Ltd. ..........................        25,464
      1,000  Arcland Sakamoto Co., Ltd. .........................        21,470
      1,100  Belc Co., Ltd. .....................................        31,963
      3,200  Bic Camera, Inc. ...................................        33,351
      3,000  Bunka Shutter Co., Ltd. ............................        24,864
      4,000  Calsonic Kansei Corp. ..............................        26,581
      1,500  Chudenko Corp. .....................................        29,291
      7,000  Clarion Co., Ltd. ..................................        19,319
      2,500  Create Restaurants Holdings, Inc. ..................        33,143


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      3,000  Dainichiseika Color & Chemicals Manufacturing Co.,
                Ltd. ............................................  $     15,458
      9,000  Daiwabo Holdings Co., Ltd. .........................        14,483
      1,900  Dena Co., Ltd. .....................................        37,244
        500  Dip Corp. ..........................................        32,559
      1,200  Eagle Industry Co., Ltd. ...........................        24,343
        700  Exedy Corp. ........................................        16,710
      1,900  FCC Co., Ltd. ......................................        29,735
      1,600  Fields Corp. .......................................        24,400
     11,600  Fudo Tetra Corp. ...................................        23,019
      4,000  Fujikura Ltd. ......................................        17,576
      2,000  Fujitsu General Ltd. ...............................        26,281
      3,000  Fukuda Corp. .......................................        19,260
      1,200  Fukushima Industries Corp. .........................        17,850
      3,000  Furukawa Battery Co., Ltd. .........................        22,812
      5,100  Futaba Industrial Co., Ltd. ........................        23,770
      2,500  G-Tekt Corp. .......................................        22,616
      1,600  Gecoss Corp. .......................................        17,223
      1,300  Giken Ltd. .........................................        24,941
      1,900  Happinet Corp. .....................................        22,654
      4,600  Hazama Ando Corp. ..................................        26,349
        800  HI-LEX Corp. .......................................        24,313
      1,400  Imasen Electric Industrial .........................        16,611
        300  Iriso Electronics Co., Ltd. ........................        21,061
      1,100  Jamco Corp. ........................................        33,614
      1,000  Japan Aviation Electronics Industry Ltd. ...........        24,313
        800  Japan Petroleum Exploration Co. ....................        27,181
      8,000  Juki Corp. .........................................        26,214
      3,100  Kasai Kogyo Co., Ltd. ..............................        25,227
      3,000  Kato Works Co., Ltd. ...............................        20,311
      2,300  Keihin Corp. .......................................        35,305
      1,500  Kito Corp. .........................................        15,258
      1,300  Kiyo Bank Ltd. .....................................        18,156
      2,400  Komori Corp. .......................................        30,637
        900  Kura Corp. .........................................        33,356
        700  Kusuri No Aoki Co., Ltd. ...........................        52,704
      2,000  Kyudenko Corp. .....................................        21,879
        600  Macnica, Inc. (c)...................................        19,010
      5,000  Marudai Food Co., Ltd. .............................        17,009
      1,500  Mirait Holdings Corp. ..............................        16,809
      3,900  Mitsubishi Nichiyu Forklift Co., Ltd. ..............        22,047
      8,000  Mitsui Engineering & Shipbuilding Co., Ltd. ........        13,674
      7,000  Mitsui Sugar Co., Ltd. .............................        24,630
      8,000  Morinaga & Co., Ltd. ...............................        28,149
     38,000  Nakayama Steel Works Ltd. (b).......................        29,149
      2,800  Namura Shipbuilding Co., Ltd. ......................        26,498
      2,400  Nichiha Corp. ......................................        28,095
      1,000  Nippon Gas Co., Ltd. ...............................        24,763
        900  Nippon Kanzai Co., Ltd. ............................        21,454
      1,000  Nippon Seiki Co., Ltd. .............................        19,744


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             JAPAN (CONTINUED)
      5,000  Nippon Steel & Sumikin Bussan Corp. ................  $     17,301
      2,000  Nippon Synthetic Chemical Industry (The) Co.,
                Ltd. ............................................        13,291
      7,000  Nishimatsu Construction Co., Ltd. ..................        24,864
      7,000  NS United Kaiun Kaisha Ltd. ........................        17,043
      4,000  NTN Corp. ..........................................        21,245
      2,400  Pacific Industrial Co., Ltd. .......................        19,671
        300  Pilot Corp. ........................................        16,934
        500  Piolax, Inc. .......................................        20,386
     10,700  Pioneer Corp. (b)...................................        19,538
      4,000  Press Kogyo Co., Ltd. ..............................        16,242
      2,600  Raito Kogyo Co., Ltd. ..............................        21,310
        300  Relo Holdings, Inc. ................................        26,614
      6,000  Riken Corp. ........................................        23,763
      1,400  Riso Kagaku Corp. ..................................        23,113
      1,800  S Foods, Inc. ......................................        33,168
      1,200  Sac's Bar Holdings, Inc. ...........................        19,310
      2,800  Samantha Thavasa Japan Ltd. ........................        22,996
      5,000  Sanden Holdings Corp. ..............................        22,387
      2,000  Sanken Electric Co., Ltd. ..........................        13,874
      2,400  Sanki Engineering Co., Ltd. ........................        18,610
      1,200  Sankyo Tateyama, Inc. ..............................        23,223
      6,000  Sankyu, Inc. .......................................        26,164
      3,000  Sanyo Denki Co., Ltd. ..............................        21,437
      4,500  Shin-Etsu Polymer Co., Ltd. ........................        21,274
      4,000  Sumitomo Seika Chemicals Co., Ltd. .................        28,549
      3,100  Tabuchi Electric Co., Ltd. .........................        35,463
      1,000  Tadano Ltd. ........................................        13,474
        600  Takeuchi Manufacturing Co., Ltd. ...................        27,215
      7,000  Tamura Corp. .......................................        25,797
        800  Teikoku Sen-I Co., Ltd. ............................        11,620
      6,000  Tekken Corp. .......................................        20,711
        900  Tocalo Co., Ltd. ...................................        16,914
      1,700  Topre Corp. ........................................        26,634
      3,900  Toyo Construction Co., Ltd. ........................        15,283
        900  Toyoda Gosei Co., Ltd. .............................        20,156
        700  TPR Co., Ltd. ......................................        18,823
        700  TS Tech Co., Ltd. ..................................        18,939
      2,600  United Super Markets Holdings, Inc. ................        23,109
        400  WirelessGate, Inc. .................................        10,689
      2,300  Yamazen Corp. ......................................        18,928
        800  Yaoko Co., Ltd. ....................................        30,016
      1,100  Yellow Hat Ltd. ....................................        23,553
      1,400  Yorozu Corp. .......................................        29,474
                                                                   ------------
                                                                      2,396,955
                                                                   ------------

             JERSEY - 0.2%
     17,721  Centamin PLC .......................................        15,115
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             LUXEMBOURG - 0.8%
        375  APERAM S.A. (b).....................................  $     15,060
         36  Cosmo Pharmaceuticals S.A. .........................         6,005
      1,746  Grand City Properties S.A. (b)......................        32,441
                                                                   ------------
                                                                         53,506
                                                                   ------------

             NETHERLANDS - 0.2%
        331  BE Semiconductor Industries N.V. ...................        10,629
      1,590  SNS REAAL N.V. (b) (c)..............................             0
                                                                   ------------
                                                                         10,629
                                                                   ------------

             NEW ZEALAND - 1.2%
      7,745  Air New Zealand Ltd. ...............................        15,778
      7,476  Argosy Property Ltd. ...............................         6,372
     12,452  Chorus Ltd. (b).....................................        26,531
      7,088  Goodman Property Trust .............................         6,332
      2,655  Infratil Ltd. ......................................         6,312
      1,007  Mainfreight Ltd. ...................................        11,647
      6,924  Precinct Properties New Zealand Ltd. ...............         6,082
                                                                   ------------
                                                                         79,054
                                                                   ------------

             NORWAY - 2.0%
      7,385  Akastor ASA ........................................        14,860
        881  Austevoll Seafood ASA ..............................         4,714
      1,019  Borregaard ASA .....................................         7,526
        956  Fred Olsen Energy ASA ..............................         6,848
     11,244  Kongsberg Automotive ASA (b)........................         8,291
     10,645  Kvaerner ASA .......................................         7,929
        304  Leroey Seafood Group ASA ...........................         8,868
      3,752  Petroleum Geo-Services ASA .........................        19,315
      2,864  Protector Forsikring ASA ...........................        23,731
      1,411  REC Solar ASA (b)...................................        17,778
        663  Salmar ASA .........................................         9,547
        635  SpareBank 1 SMN ....................................         4,690
                                                                   ------------
                                                                        134,097
                                                                   ------------

             PORTUGAL - 0.2%
      8,348  Portugal Telecom SGPS S.A. .........................         4,847
        477  Semapa-Sociedade de Investimento e Gestao ..........         6,381
                                                                   ------------
                                                                         11,228
                                                                   ------------

             SINGAPORE - 4.5%
     12,000  Ascott Residence Trust .............................        10,887
      5,300  CapitaRetail China Trust ...........................         6,218
     25,000  Chip Eng Seng Corp., Ltd. ..........................        17,671
     24,000  Croesus Retail Trust ...............................        16,264
      9,000  CWT Ltd. ...........................................        10,132
     20,000  Frasers Centrepoint Trust ..........................        29,439
     23,000  Frasers Commercial Trust ...........................        25,139
     39,000  Hong Fok Corp., Ltd. ...............................        25,292
      5,000  Mapletree Commercial Trust .........................         5,829


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SINGAPORE (CONTINUED)
     34,000  Mapletree Greater China Commercial Trust ...........  $     25,766
     11,000  Mapletree Industrial Trust .........................        12,664
     18,000  OUE Ltd. ...........................................        28,331
     10,000  Soilbuild Business Space REIT ......................         5,902
     38,000  Starhill Global REIT ...............................        23,121
     30,000  Swissco Holdings Ltd. ..............................         8,635
     13,000  United Engineers Ltd. ..............................        25,861
     21,000  Wing Tai Holdings Ltd. .............................        29,380
                                                                   ------------
                                                                        306,531
                                                                   ------------

             SOUTH KOREA - 21.1%
        700  AJ Rent A Car Co., Ltd. (b).........................         9,590
        300  AK Holdings, Inc. ..................................        26,554
        599  AtlasBX Co., Ltd. ..................................        23,999
      4,647  Byucksan Corp. .....................................        28,692
        449  CJ Freshway Corp. ..................................        20,235
         71  Com2uSCorp. (b).....................................        12,319
        816  CrucialTec Co., Ltd. (b)............................         8,789
        115  Dae Han Flour Mills Co., Ltd. ......................        19,280
        783  Daehan New Pharm Co., Ltd. (b)......................        15,033
      1,455  Daesang Holdings Co., Ltd. .........................        31,672
         79  Daum Kakao Corp. ...................................         8,217
         55  Dongwon F&B Co., Ltd. ..............................        19,830
      3,387  Easy Bio, Inc. .....................................        17,554
        232  Eo Technics Co., Ltd. ..............................        26,745
        808  Farmsco (b).........................................         9,395
        105  Fila Korea Ltd. ....................................        10,221
        103  Gamevil, Inc. (b)...................................        11,233
        412  Global & Yuasa Battery Co., Ltd. ...................        18,568
        640  Green Cross Holdings Corp. .........................        15,835
        136  Hanil Cement Co., Ltd. .............................        22,371
        590  Hanjin Transportation Co., Ltd. ....................        34,088
      1,195  Hankook Tire Worldwide Co., Ltd. ...................        22,727
        680  Hansae Co., Ltd. ...................................        25,620
      2,751  Hansae Yes24 Holdings Co., Ltd. ....................        40,418
        216  Hanssem Co., Ltd. ..................................        35,920
      5,517  Harim Holdings Co., Ltd. (b)........................        28,046
        221  Huons Co., Ltd. ....................................        12,191
      1,013  Huvis Corp. ........................................         9,222
      1,165  Hwa Shin Co., Ltd. .................................         7,855
      5,461  Hyundai Hy Communications & Networks Co., Ltd. .....        24,267
        237  Hyundai Hysco Co., Ltd. ............................        13,608
        559  Hyundai Livart Furniture Co., Ltd. .................        20,129
        720  Il Dong Pharmaceutical Co., Ltd. ...................        11,584
      1,025  Interpark Holdings Corp. ...........................         8,389
        477  IS Dongseo Co., Ltd. ...............................        31,515
        756  KISWIRE Ltd. .......................................        35,366
        189  Korea District Heating Corp. .......................         9,404
        237  Korea Electric Terminal Co., Ltd. ..................        14,761


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SOUTH KOREA (CONTINUED)
        257  Korea Petro Chemical Ind ...........................  $     25,249
        515  Korean Air Lines Co., Ltd. (b)......................        22,537
        608  Kyung Dong Navien Co., Ltd. ........................        15,262
      2,178  LEADCORP, Inc. .....................................        29,840
         59  LG Hausys Ltd. .....................................         9,173
        816  LiHOM-CUCHEN Co., Ltd. (b)..........................         8,164
        640  Loen Entertainment, Inc. ...........................        26,622
        327  Nexen Corp. ........................................        26,202
        795  NICE Holdings Co., Ltd. ............................        14,260
      1,925  Partron Co., Ltd. ..................................        24,812
        666  Poongsan Holdings Corp. ............................        24,612
        226  Pulmuone Co., Ltd. .................................        29,028
        587  Pyeong Hwa Automotive Co., Ltd. ....................         8,730
        340  S&T Motiv Co., Ltd. ................................        16,825
         81  Samchully Co., Ltd. ................................         8,615
        229  Samlip General Foods Co., Ltd. .....................        58,826
        956  Sansung Life & Science Co., Ltd. (b)................        58,422
        327  Seah Besteel Corp. .................................         9,830
        340  SeAH Steel Corp. ...................................        24,609
      1,373  Sejong Industrial Co., Ltd. ........................        14,479
         91  Shinsegae International Co., Ltd. ..................         6,923
        177  SK Gas Ltd. ........................................        14,358
        851  SL Corp. ...........................................        14,344
        719  Soulbrain Co., Ltd. ................................        30,135
      1,791  Ssangyong Cement Industrial Co., Ltd. (b)...........        26,233
        337  Suheung Co., Ltd. ..................................        16,008
      1,203  SundayToz Corp. (b).................................        15,668
      1,016  Sung Kwang Bend Co., Ltd. ..........................        12,454
      1,445  Sungwoo Hitech Co., Ltd. ...........................        14,653
          9  Taekwang Industrial Co., Ltd. ......................         9,759
        419  Unid Co., Ltd. .....................................        24,133
        351  Vieworks Co., Ltd. .................................         9,127
        575  Whanin Pharmaceutical Co., Ltd. ....................        11,661
        245  Youngone Holdings Co., Ltd. ........................        20,427
                                                                   ------------
                                                                      1,423,222
                                                                   ------------

             SPAIN - 0.4%
     16,556  Inmobiliaria Colonial S.A. (b)......................        11,180
        533  Let's GOWEX S.A. (b) (c) (e)........................             0
        376  Miquel y Costas & Miquel S.A. ......................        13,342
      1,060  Papeles y Cartones de Europa S.A. ..................         5,767
        215  Pescanova S.A. (b) (c) (e)..........................             0
                                                                   ------------
                                                                         30,289
                                                                   ------------

             SWEDEN - 0.6%
        920  Fastighets AB Balder, Class B (b)...................        15,597
      1,212  Klovern AB, Class A ................................         1,407
        984  Kungsleden AB ......................................         7,627
        337  Medivir AB, Class B (b).............................         3,062


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             SWEDEN (CONTINUED)
        219  Net Entertainment NE AB, Class B ...................  $      7,552
        481  Tethys Oil AB (b)...................................         3,323
                                                                   ------------
                                                                         38,568
                                                                   ------------

             SWITZERLAND - 1.2%
        337  HBM Healthcare Investments AG, Class A (b)..........        37,452
         52  Leonteq AG (b)......................................        17,792
          4  Metall Zug AG, Class B .............................        10,928
         79  Siegfried Holding AG ...............................        12,088
                                                                   ------------
                                                                         78,260
                                                                   ------------

             UNITED KINGDOM - 4.4%
     17,451  Afren PLC (b).......................................           800
      2,665  APR Energy PLC .....................................        15,052
      7,768  Assura PLC .........................................         7,173
        660  Awilco Drilling PLC ................................         5,080
      7,701  Cable & Wireless Communications PLC ................         6,963
      3,052  Chesnara PLC .......................................        15,540
     18,588  Debenhams PLC ......................................        20,763
      9,888  EnQuest PLC (b).....................................         5,134
        284  Go-Ahead Group PLC .................................         9,816
     10,471  Hansteen Holdings PLC ..............................        18,996
      5,238  Helical Bar PLC ....................................        30,633
      7,796  Londonmetric Property PLC ..........................        18,711
      1,357  Luxfer Holdings PLC, ADR ...........................        18,143
        747  Northgate PLC ......................................         6,549
      8,117  Quintain Estates & Development PLC (b)..............        11,379
      8,567  Safestore Holdings PLC .............................        37,013
      3,763  Spirit Pub Co., PLC ................................         6,341
      2,640  SVG Capital PLC (b).................................        19,796
        800  Vesuvius PLC .......................................         5,828
      2,899  Workspace Group PLC ................................        36,747
      1,921  Xchanging PLC ......................................         3,868
                                                                   ------------
                                                                        300,325
                                                                   ------------

             UNITED STATES - 0.2%
      2,540  Magnachip Semiconductor Corp. (b)...................        13,894
                                                                   ------------

             VIRGIN ISLANDS (BRITISH) - 0.1%
      3,763  Gem Diamonds Ltd. (b)...............................         7,675
                                                                   ------------

             TOTAL INVESTMENTS - 99.5% ..........................     6,719,367
             (Cost $6,639,497) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............        30,572
                                                                   ------------
             NET ASSETS - 100.0% ................................  $  6,749,939
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

      (c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $47,867 or 0.71% of net assets.

      (d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchanges and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (e)   This borrower has filed for protection in federal bankruptcy court.

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $814,643 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $734,773.

      ADR   American Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Australia.................................  $       389,244  $     376,708  $        12,536   $          --
    Cayman Islands............................          128,733        112,412               --          16,321
    Japan.....................................        2,396,955      2,377,945           19,010              --
    Netherlands...............................           10,629         10,629               --              --*
    Spain.....................................           30,289         30,289               --              --*
    Other Country Categories**................        3,763,517      3,763,517               --              --
                                                ---------------  -------------  ---------------   --------------
Total Investments...............................$.    6,719,367  $   6,671,500  $        31,546  $       16,321
                                                ===============  =============  ===============   ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $5,894,542 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014, exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
    Common Stocks                                               $   16,317
Net Realized Gain (Loss)                                                --
Net Change in Unrealized Appreciation/Depreciation                       4
Purchases                                                               --
Sales                                                                   --
Transfers In                                                            --
Transfers Out                                                           --
ENDING BALANCE AT MARCH 31, 2015
    Common Stocks                                                   16,321
                                                                ----------
Total Level 3 holdings                                          $   16,321
                                                                ==========

Net change in unrealized appreciation/depreciation from Level 3 investments held as of March 31, 2015, was $4.

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Auto Components                                                10.3%
        Machinery                                                       6.2
        Food Products                                                   5.5
        Real Estate Management & Development                            5.4
        Real Estate Investment Trusts                                   5.3
        Metals & Mining                                                 5.0
        Construction & Engineering                                      4.2
        Chemicals                                                       3.6
        Electronic Equipment, Instruments & Components                  3.6
        Capital Markets                                                 3.0
        Oil, Gas & Consumable Fuels                                     2.9
        Textiles, Apparel & Luxury Goods                                2.6
        Building Products                                               2.6
        Household Durables                                              2.5
        Food & Staples Retailing                                        2.3
        Media                                                           2.3
        Specialty Retail                                                2.2
        Semiconductors & Semiconductor Equipment                        2.1
        Hotels, Restaurants & Leisure                                   2.1
        Commercial Services & Supplies                                  1.7
        Energy Equipment & Services                                     1.5
        Trading Companies & Distributors                                1.3
        Industrial Conglomerates                                        1.3
        Internet Software & Services                                    1.3
        Construction Materials                                          1.2
        Insurance                                                       1.2
        Pharmaceuticals                                                 1.1
        Containers & Packaging                                          1.0
        Paper & Forest Products                                         1.0
        Diversified Telecommunication Services                          0.9
        Software                                                        0.9
        Air Freight & Logistics                                         0.8


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Electrical Equipment                                           0.8%
        Diversified Financial Services                                 0.8
        Road & Rail                                                    0.8
        Health Care Equipment & Supplies                               0.7
        Banks                                                          0.7
        Marine                                                         0.7
        Airlines                                                       0.7
        IT Services                                                    0.7
        Aerospace & Defense                                            0.5
        Beverages                                                      0.4
        Health Care Providers & Services                               0.4
        Leisure Products                                               0.4
        Multiline Retail                                               0.4
        Biotechnology                                                  0.4
        Technology Hardware, Storage & Peripherals                     0.3
        Distributors                                                   0.3
        Gas Utilities                                                  0.3
        Independent Power and Renewable Electricity Producers          0.2
        Diversified Consumer Services                                  0.2
        Transportation Infrastructure                                  0.2
        Life Sciences Tools & Services                                 0.2
        Wireless Telecommunication Services                            0.2
        Internet & Catalog Retail                                      0.1
        Communications Equipment                                       0.1
        Electric Utilities                                             0.1
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.5
        NET OTHER ASSETS AND LIABILITIES                               0.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

                                                                 % OF TOTAL
        CURRENCY EXPOSURE DIVERSIFICATION                       INVESTMENTS
        -------------------------------------------------------------------
        Japanese Yen                                                  35.7%
        South Korean Won                                              21.2
        Euro                                                           7.0
        Hong Kong Dollar                                               5.8
        Australian Dollar                                              5.8
        British Pound Sterling                                         5.6
        Canadian Dollar                                                5.0
        Singapore Dollar                                               4.6
        Norwegian Krone                                                2.9
        Danish Krone                                                   1.4
        US Dollar                                                      1.3
        Swiss Franc                                                    1.2
        New Zealand Dollar                                             1.2
        Swedish Krona                                                  0.9
        Israeli Shekel                                                 0.4
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) - 99.5%

             BERMUDA - 3.0%
  1,818,788  China Financial International Investments Ltd. (b)..  $    206,450
    245,813  China Water Affairs Group Ltd. .....................       117,950
     62,594  Hopson Development Holdings Ltd. (b)................        45,375
     70,565  Huabao International Holdings Ltd. .................        52,792
  1,353,737  Joy City Property Ltd. .............................       242,716
    478,800  Nam Cheong Ltd. ....................................       106,412
  1,606,596  REXLot Holdings Ltd. ...............................       120,195
    337,812  YuanShengTai Dairy Farm Ltd. (b)....................        39,216
                                                                   ------------
                                                                        931,106
                                                                   ------------

             BRAZIL - 3.6%
     12,895  Cia de Saneamento de Minas Gerais-COPASA ...........        74,747
     10,790  Cyrela Brazil Realty S.A. Empreendimentos e
                Participacoes ...................................        44,796
     13,352  Direcional Engenharia S.A. .........................        26,105
     97,809  Even Construtora e Incorporadora S.A. ..............       135,456
     25,384  Ez Tec Empreendimentos e Participacoes S.A. ........       160,502
    225,111  Gafisa S.A. ........................................       151,647
     50,099  Helbor Empreendimentos S.A. ........................        62,319
     11,367  Kepler Weber S.A. ..................................        98,834
      6,445  Light S.A. .........................................        29,079
     41,486  Minerva S.A. (b)....................................        95,540
     48,696  MRV Engenharia e Participacoes S.A. ................       122,520
    107,910  Tecnisa S.A. .......................................       131,864
                                                                   ------------
                                                                      1,133,409
                                                                   ------------

             CAYMAN ISLANDS - 22.0%
    117,790  Asia Plastic Recycling Holding Ltd. ................       115,945
      4,549  Changyou.com Ltd., ADR (b)..........................       117,774
  2,223,907  China Energine International Holdings Ltd. (b)......       252,435
    563,460  China Fiber Optic Network System Group Ltd. ........       152,627
    133,997  China High Speed Transmission Equipment Group Co.,
                Ltd. (b).........................................        93,161
    436,479  China Lesso Group Holdings Ltd. ....................       258,983
  2,484,048  China Lumena New Materials Corp. (b) (c)............             0
     11,550  China Metal Recycling Holdings Ltd. (b) (c).........             0
    320,274  China Sanjiang Fine Chemicals Co., Ltd. ............        96,669
    305,195  China Shanshui Cement Group Ltd. ...................       212,579
    862,009  China Shengmu Organic Milk Ltd. (b) (d).............       222,378
    874,765  CIFI Holdings Group Co., Ltd. ......................       198,588
  1,456,493  Citychamp Watch & Jewellery Group Ltd. .............       154,054
    661,857  Comba Telecom Systems Holdings Ltd. ................       197,209
      2,540  Daqo New Energy Corp., ADR (b)......................        67,335
    145,548  Dongyue Group Ltd. .................................        52,567
    700,331  EVA Precision Industrial Holdings Ltd. .............       211,382
  1,527,366  Fantasia Holdings Group Co., Ltd. ..................       183,221
    219,822  Fufeng Group Ltd. ..................................       132,982
    116,332  Greentown China Holdings Ltd. ......................       103,838
    786,157  Hua Han Bio-Pharmaceutical Holdings Ltd. ...........       187,599
  1,249,756  Hydoo International Holding Ltd. ...................       224,073
    282,213  Ju Teng International Holdings Ltd. ................       164,538


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             CAYMAN ISLANDS (CONTINUED)
    757,835  Kaisa Group Holdings Ltd. (c).......................  $    152,493
    109,309  Kingboard Chemical Holdings Ltd. ...................       173,143
    386,451  Kingboard Laminates Holdings Ltd. ..................       156,521
    232,513  KWG Property Holding Ltd. ..........................       164,653
    226,062  Lijun International Pharmaceutical Holding Ltd. ....        98,850
    732,005  Logan Property Holdings Co., Ltd. ..................       235,106
    301,893  Lonking Holdings Ltd. ..............................        61,526
  1,267,160  Powerlong Real Estate Holdings Ltd. (b).............       212,483
    800,183  Real Nutriceutical Group Ltd. ......................       229,135
    359,214  Sunac China Holdings Ltd. ..........................       311,830
     73,387  Sunny Optical Technology Group Co., Ltd. ...........       133,471
    633,394  Synertone Communication Corp. ......................        44,118
     45,254  TCL Communication Technology Holdings Ltd. .........        45,706
    934,052  Tiangong International Co., Ltd. ...................       153,012
  1,446,157  Tianjin Port Development Holdings Ltd. .............       311,517
    657,322  Wuzhou International Holdings Ltd. .................       111,919
    474,726  Xingda International Holdings Ltd. .................       129,816
    348,851  Xinyi Glass Holdings Ltd. ..........................       215,989
  1,272,386  Yuzhou Properties Co., Ltd. ........................       301,986
    776,272  Zall Development Group Ltd. (b).....................       251,326
                                                                   ------------
                                                                      6,894,537
                                                                   ------------

             CHILE - 1.1%
    247,141  Empresas AquaChile S.A. (b).........................       156,318
    199,992  Hortifrut S.A. .....................................       201,754
                                                                   ------------
                                                                        358,072
                                                                   ------------

             CHINA - 5.2%
    472,918  Beijing Capital Land Ltd. ..........................       292,194
    250,821  China BlueChemical Ltd., Class H ...................        94,794
  1,179,664  China National Materials Co., Ltd. .................       333,236
    698,755  Chongqing Machinery & Electric Co., Ltd. ...........       114,467
     29,155  Poly Culture Group Corp., Ltd. (b)..................        88,939
     58,491  Shandong Luoxin Pharmacy Stock Co., Ltd. ...........       111,208
  1,180,387  Xiamen International Port Co., Ltd. ................       331,918
    246,346  Xinhua Winshare Publishing and Media Co., Ltd. .....       240,225
                                                                   ------------
                                                                      1,606,981
                                                                   ------------

             EGYPT - 1.9%
     83,651  Egyptian Financial Group-Hermes Holding Co. (b).....       173,221
     41,577  ElSwedy Electric Co. (b)............................       264,010
     27,845  Pioneers Holding for Financial Investments SAE (b)..        39,340
     64,724  Six of October Development & Investment (b).........       117,911
                                                                   ------------
                                                                        594,482
                                                                   ------------

             GREECE - 0.6%
     21,175  Metka S.A. .........................................       198,085
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GUERNSEY - 0.4%
     59,619  Etalon Group Ltd., GDR .............................  $    127,287
                                                                   ------------

             HONG KONG - 4.6%
    384,387  China Overseas Grand Oceans Group Ltd. .............       179,485
    738,390  China Travel International Investment Hong Kong
                Ltd. ............................................       240,014
     93,959  Dah Chong Hong Holdings Ltd. .......................        46,297
    893,354  Franshion Properties China Ltd. ....................       270,795
    157,548  Guotai Junan International Holdings Ltd. ...........       140,221
    311,744  MMG Ltd. ...........................................       102,539
    193,733  Shenzhen Investment Ltd. ...........................        71,469
    357,208  SinoMedia Holding Ltd. .............................       172,783
    117,809  Tianjin Development Holdings Ltd. ..................        91,176
    612,532  Yuexiu Property Co., Ltd. ..........................       120,884
                                                                   ------------
                                                                      1,435,663
                                                                   ------------

             INDONESIA - 5.3%
 10,606,449  Benakat Integra Tbk PT .............................        81,120
  6,435,950  Energi Mega Persada Tbk PT (b)......................        43,316
  6,253,802  Modernland Realty Tbk PT ...........................       243,934
  2,549,625  Multipolar Tbk PT ..................................       186,225
  9,538,175  Panin Financial Tbk PT (b)..........................       246,570
  1,233,307  Pembangunan Perumahan Persero Tbk PT ...............       357,966
  2,791,173  Tiphone Mobile Indonesia Tbk PT (b).................       208,137
  4,332,702  Visi Media Asia Tbk PT (b)..........................       177,285
    793,895  Waskita Karya Persero Tbk PT .......................       108,079
                                                                   ------------
                                                                      1,652,632
                                                                   ------------

             ISLE OF MAN (U.K.) - 0.4%
     64,124  Exillon Energy PLC (b)..............................       123,658
                                                                   ------------

             JERSEY - 0.8%
  1,712,787  West China Cement Ltd. .............................       256,278
                                                                   ------------

             MALAYSIA - 6.7%
    575,700  Boustead Plantations Bhd ...........................       212,963
    165,900  Inari Amertron Bhd .................................       148,273
    381,200  KSL Holdings Bhd ...................................       223,357
    365,900  Malayan Flour Mills Bhd ............................       149,186
     63,200  Malaysian Pacific Industries Bhd ...................       119,454
    109,700  Matrix Concepts Holdings Bhd .......................        82,938
     80,100  Media Prima Bhd ....................................        36,768
     94,600  My EG Services Bhd .................................        71,266
    285,700  Press Metal Bhd ....................................       255,344
    120,000  Scientex Bhd .......................................       219,360
    259,400  Sunway Bhd .........................................       255,653
    185,100  TA Enterprise Bhd ..................................        37,485
     69,400  Tambun Indah Land Bhd ..............................        33,730
     35,200  TIME dotCom Bhd ....................................        56,267
    702,500  Tropicana Corp. Bhd ................................       195,376
                                                                   ------------
                                                                      2,097,420
                                                                   ------------


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             MARSHALL ISLANDS - 0.1%
      8,168  Safe Bulkers, Inc. .................................  $     29,323
                                                                   ------------

             MEXICO - 0.4%
    229,786  Corp. GEO SAB de CV (b) (c) (e).....................             0
     58,016  Credito Real SAB de CV .............................       136,810
                                                                   ------------
                                                                        136,810
                                                                   ------------

             MULTINATIONAL - 0.3%
    151,569  Jinmao Investments and Jinmao China Investments
                Holdings Ltd. (b)................................       105,182
                                                                   ------------

             PHILIPPINES - 4.8%
    107,010  Cebu Air, Inc. .....................................       203,486
    752,400  D&L Industries, Inc. ...............................       337,486
    362,200  First Gen Corp. ....................................       247,139
     81,400  First Philippine Holdings Corp. ....................       174,819
  1,878,100  Lopez Holdings Corp. ...............................       359,234
    245,250  Nickel Asia Corp. ..................................       131,678
          2  SM Development Corp. (b) (c)........................        35,073
                                                                   ------------
                                                                      1,488,915
                                                                   ------------

             POLAND - 1.8%
      3,860  Asseco Poland S.A. .................................        60,097
     79,347  Boryszew S.A. (b)...................................       130,448
     44,409  Enea S.A. ..........................................       193,597
        655  Grupa Kety S.A. ....................................        51,854
     18,105  Zespol Elektrowni Patnow Adamow Konin S.A. .........       117,531
                                                                   ------------
                                                                        553,527
                                                                   ------------

             RUSSIA - 0.5%
     99,513  Aeroflot - Russian Airlines OJSC (b) (c)............        58,134
     10,346  DIXY Group OJSC (b) (c).............................        86,128
                                                                   ------------
                                                                        144,262
                                                                   ------------

             SOUTH AFRICA - 8.3%
     20,188  Astral Foods Ltd. ..................................       299,599
    102,102  Capital Property Fund ..............................       117,852
     37,592  Consolidated Infrastructure Group Ltd. (b)..........        80,583
    117,449  Emira Property Fund ................................       173,816
    319,305  Fountainhead Property Trust ........................       271,155
     54,394  Lewis Group Ltd. ...................................       347,110
     54,217  Mpact Ltd. .........................................       192,211
     25,280  Resilient Property Income Fund Ltd. ................       216,763
     69,094  Sappi Ltd. (b)......................................       278,734
     50,176  Sibanye Gold Ltd. ..................................       107,228
     45,004  Telkom S.A. SOC Ltd. (b)............................       293,867
    323,505  Zeder Investments Ltd. .............................       222,445
                                                                   ------------
                                                                      2,601,363
                                                                   ------------

             TAIWAN - 12.8%
    125,611  Ardentec Corp. .....................................       123,243
     69,683  Asia Optical Co., Inc. (b)..........................        97,877
    138,292  Chimei Materials Technology Corp. ..................       150,711


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TAIWAN (CONTINUED)
    208,496  China Metal Products ...............................  $    209,562
     67,548  Coretronic Corp. ...................................       103,405
    280,527  Elitegroup Computer Systems Co., Ltd. ..............       292,720
    102,313  Formosan Rubber Group, Inc. ........................       103,817
     48,603  Gigabyte Technology Co., Ltd. ......................        60,268
      2,745  Gigasolar Materials Corp. ..........................        46,583
    361,072  Grand Pacific Petrochemical ........................       204,250
    111,632  Great Wall Enterprise Co., Ltd. ....................        93,651
     42,323  Greatek Electronics, Inc. ..........................        55,998
  1,015,288  HannStar Display Corp. .............................       222,267
     45,780  Ichia Technologies, Inc. ...........................        45,283
     81,521  Lien Hwa Industrial Corp. ..........................        55,885
    185,426  Mercuries Life Insurance Co., Ltd. (b)..............       104,891
    390,926  Orient Semiconductor Electronics Ltd. (b)...........       190,528
    612,932  Qisda Corp. (b).....................................       279,140
    466,175  Radium Life Tech Co., Ltd. .........................       241,356
    168,352  Ruentex Development Co., Ltd. ......................       258,258
    122,223  Ruentex Industries Ltd. ............................       267,570
     54,171  Sigurd Microelectronics Corp. ......................        52,197
     88,737  TA Chen Stainless Pipe .............................        59,980
    149,767  Taiwan Cogeneration Corp. ..........................       129,712
    151,827  Wan Hai Lines Ltd. .................................       187,297
    169,041  WT Microelectronics Co., Ltd. ......................       261,206
     51,556  Yungshin Construction & Development Co., Ltd. ......       106,276
                                                                   ------------
                                                                      4,003,931
                                                                   ------------

             THAILAND - 7.2%
  2,140,600  Ananda Development PCL .............................       247,347
  1,078,200  AP Thailand PCL ....................................       238,569
     98,700  Bangchak Petroleum PCL .............................        97,820
    249,865  CH Karnchang PCL ...................................       190,432
     96,900  Chularat Hospital PCL ..............................        58,366
    103,300  Demco PCL ..........................................        43,174
  4,466,000  E for L Aim PCL (b).................................       148,226
    261,900  GFPT PCL ...........................................        91,754
    166,900  Hana Microelectronics PCL ..........................       225,679
     44,200  KCE Electronics PCL ................................        71,991
     25,600  Krungthai Card PCL .................................        76,116
    206,100  Pruksa Real Estate PCL .............................       183,679
    284,400  Samart Corp. PCL ...................................       262,200
     67,700  Supalai PCL ........................................        44,731
    349,200  SVI PCL ............................................        48,291
    923,600  TPI Polene PCL .....................................        81,177
    629,800  Univentures PCL ....................................       149,999
                                                                   ------------
                                                                      2,259,551
                                                                   ------------

             TURKEY - 7.5%
      8,647  Akcansa Cimento A.S. ...............................        58,227
    129,590  Alarko Holding A.S. ................................       185,495
     15,910  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S. ...        56,750


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-------------  --------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             TURKEY (CONTINUED)
      4,009  Goodyear Lastikleri Turk A.S. ......................  $    105,746
    387,761  Is Gayrimenkul Yatirim Ortakligi A.S. ..............       243,204
    298,274  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
                A.S. (b).........................................       192,816
     36,603  Koza Altin Isletmeleri A.S. ........................       396,473
     46,648  NET Holding A.S. (b)................................        69,285
    110,788  Petkim Petrokimya Holding A.S. .....................       147,498
    202,091  Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........       304,048
     97,320  Trakya Cam Sanayii A.S. ............................       110,470
     85,871  Turkiye Sise ve Cam Fabrikalari A.S. ...............       106,065
     98,791  Vestel Elektronik Sanayi ve Ticaret A.S. (b)........       218,957
     18,071  Yazicilar Holding A.S. .............................       150,195
                                                                   ------------
                                                                      2,345,229
                                                                   ------------

             UNITED STATES - 0.2%
     16,363  CTC Media, Inc. ....................................        64,797
                                                                   ------------
             TOTAL COMMON STOCKS ................................    31,142,500
             (Cost $33,464,466)                                    ------------

RIGHTS - 0.0%

             BERMUDA - 0.0%
    676,868  Joy City Property Ltd. (b) (c)......................         3,492
                                                                   ------------
                                                                          3,492
                                                                   ------------

             BRAZIL - 0.0%
        879  Minerva S.A. (b)....................................             6
                                                                   ------------
                                                                              6
                                                                   ------------
             TOTAL RIGHTS .......................................         3,498
             (Cost $0)                                             ------------

             TOTAL INVESTMENTS - 99.5% ..........................    31,145,998
             (Cost $33,464,466) (f)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ............       144,608
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 31,290,606
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2015, securities noted as such are valued at $335,320 or 1.07% of net assets.

      (d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

      (e)   This company has filed for protection in federal bankruptcy court.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,454,166 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,772,634.

      ADR   American Depositary Receipt

      GDR   Global Depositary Receipt

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks:
    Cayman Islands............................  $     6,894,537  $   6,742,044  $       152,493   $           --*
    Mexico....................................          136,810        136,810               --               --*
    Philippines...............................        1,488,915      1,453,842           35,073               --
    Russia....................................          144,262             --          144,262               --
    Other Country Categories** ...............       22,477,976     22,477,976               --               --
                                                ---------------  -------------  ---------------   --------------
Total Common Stocks...........................       31,142,500     30,810,672          331,828               --*
                                                ---------------  -------------  ---------------   --------------
Rights:
    Bermuda...................................            3,492             --            3,492               --
    Brazil....................................                6              6                --              --
                                                ---------------  -------------  ---------------   --------------
Total Rights..................................            3,498              6            3,492               --
                                                ---------------  -------------  ---------------   --------------
Total Investments.............................  $    31,145,998  $  30,810,678  $       335,320   $           --*
                                                ===============  =============  ===============   ==============

*  Investment is valued at $0.
** See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $24,636,188 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

Level 3 common stocks are fair valued by the Advisor's Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT DECEMBER 31, 2014
Common Stocks                                           $       --**
Net Realized Gain                                               --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --

ENDING BALANCE AT MARCH 31, 2015
Common Stocks                                                   --**
                                                        ----------
Total Level 3 holdings                                  $       --**
                                                        ==========

** Investment is valued at $0.


        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Real Estate Management & Development                          20.7%
        Electronic Equipment, Instruments & Components                 7.2
        Chemicals                                                      5.4
        Metals & Mining                                                5.3
        Food Products                                                  5.2
        Real Estate Investment Trusts                                  4.2
        Household Durables                                             3.4
        Construction Materials                                         3.0
        Capital Markets                                                2.5
        Construction & Engineering                                     2.5
        Independent Power and Renewable Electricity Producers          2.3
        Media                                                          2.2
        Technology Hardware, Storage & Peripherals                     2.2
        Machinery                                                      2.2
        Semiconductors & Semiconductor Equipment                       2.1
        Transportation Infrastructure                                  2.1
        Electrical Equipment                                           1.9
        Hotels, Restaurants & Leisure                                  1.8
        Industrial Conglomerates                                       1.8
        Specialty Retail                                               1.8
        Electric Utilities                                             1.6
        Auto Components                                                1.6
        Textiles, Apparel & Luxury Goods                               1.3
        Pharmaceuticals                                                1.3
        Communications Equipment                                       1.3


                     See Notes to Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND  (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Building Products                                              1.2%
        Insurance                                                      1.1
        Diversified Telecommunication Services                         1.1
        Oil, Gas & Consumable Fuels                                    1.1
        Distributors                                                   0.9
        Paper & Forest Products                                        0.9
        Airlines                                                       0.8
        Personal Products                                              0.7
        Marine                                                         0.7
        Consumer Finance                                               0.7
        Water Utilities                                                0.6
        Containers & Packaging                                         0.6
        Multiline Retail                                               0.6
        Software                                                       0.6
        Multi-Utilities                                                0.3
        Food & Staples Retailing                                       0.3
        IT Services                                                    0.2
        Health Care Providers & Services                               0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                             99.5
        NET OTHER ASSETS AND LIABILITIES                               0.5
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) - 100.0%

             AUSTRIA - 4.9%
      3,479  ams AG .............................................  $    167,005
        679  Oesterreichische Post AG ...........................        33,438
      4,900  OMV AG .............................................       134,669
      6,070  Raiffeisen Bank International AG ...................        84,978
      8,239  Verbund AG .........................................       138,023
      4,203  Voestalpine AG .....................................       154,085
                                                                   ------------
                                                                        712,198
                                                                   ------------

             BELGIUM - 7.4%
      1,334  Ackermans & van Haaren N.V. ........................       156,563
      1,975  Ageas ..............................................        70,939
      1,202  Anheuser-Busch InBev N.V. ..........................       147,081
      3,794  Belgacom S.A. ......................................       132,890
        728  Colruyt S.A. .......................................        31,734
      1,885  Delhaize Group S.A. ................................       169,688
      2,775  Elia System Operator S.A./N.V. .....................       116,906
      1,427  Groupe Bruxelles Lambert S.A. ......................       118,377
      1,157  Telenet Group Holding N.V. (b)......................        63,659
      1,075  UCB S.A. ...........................................        77,849
                                                                   ------------
                                                                      1,085,686
                                                                   ------------

             FINLAND - 7.7%
      6,800  Fortum OYJ .........................................       143,017
      6,026  Huhtamaki OYJ ......................................       187,580
        940  Metso OYJ ..........................................        27,462
      8,023  Neste Oil OYJ ......................................       210,492
      7,781  Nokia OYJ ..........................................        59,486
      4,220  Orion OYJ, Class B .................................       119,292
        679  Sampo OYJ, Class A .................................        34,329
     11,911  Stora Enso OYJ, Class R ............................       122,822
     11,579  UPM-Kymmene OYJ ....................................       225,600
                                                                   ------------
                                                                      1,130,080
                                                                   ------------

             FRANCE - 23.7%
      2,893  Alstom S.A. (b).....................................        89,370
      1,553  Arkema S.A. ........................................       123,119
      4,027  AXA S.A. ...........................................       101,561
        302  BioMerieux .........................................        29,258
      1,850  Cap Gemini S.A. ....................................       151,916
        743  Cie de Saint-Gobain ................................        32,671
      1,760  Cie Generale des Etablissements Michelin ...........       175,259
      3,505  CNP Assurances .....................................        61,468
     10,988  Credit Agricole S.A. ...............................       161,568
      1,183  Eiffage S.A. .......................................        70,444
        605  Essilor International S.A.. ........................        69,476
      2,720  Groupe Eurotunnel S.A. .............................        39,015
      1,624  Ingenico ...........................................       178,637
      2,705  Ipsen S.A. .........................................       127,991
      1,517  Klepierre...........................................        74,527


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             FRANCE (CONTINUED)
     24,079  Natixis.............................................  $    180,227
      8,798  Orange S.A. ........................................       141,570
        543  Orpea ..............................................        34,243
      5,153  Peugeot S.A. (b)....................................        86,380
      1,372  Plastic Omnium S.A. ................................        36,269
      2,281  Renault S.A. .......................................       207,911
        499  Safran S.A. ........................................        34,876
        590  Sanofi .............................................        58,320
      3,190  SCOR SE ............................................       107,755
        238  Societe BIC S.A. ...................................        33,908
      1,958  Societe Generale S.A. ..............................        94,677
      2,443  Societe Television Francaise 1 .....................        43,343
        320  Sodexo S.A. ........................................        31,239
      5,890  Suez Environnement Co. .............................       101,490
      2,695  Teleperformance ....................................       184,909
      1,246  Thales S.A. ........................................        69,266
      2,057  TOTAL S.A. .........................................       102,351
        599  Valeo S.A. .........................................        89,559
      2,883  Vallourec S.A. .....................................        70,446
      1,555  Vicat S.A. .........................................       114,015
      1,716  Vinci S.A. .........................................        98,216
        580  Wendel S.A..........................................        69,162
                                                                   ------------
                                                                      3,476,412
                                                                   ------------

             GERMANY - 22.9%
        428  Allianz SE .........................................        74,484
        734  BASF SE ............................................        73,043
        698  Bayer AG ...........................................       105,036
      1,237  Bayerische Motoren Werke AG ........................       154,888
      1,049  Bilfinger SE .......................................        60,920
      4,000  Celesio AG .........................................       118,277
        190  Continental AG .....................................        45,007
      1,724  Daimler AG .........................................       166,335
      6,281  Deutsche Lufthansa AG ..............................        88,338
      2,174  Deutsche Telekom AG ................................        39,856
      6,178  Deutsche Wohnen AG .................................       158,367
      7,230  E.ON SE ............................................       107,943
      3,820  Freenet AG .........................................       115,317
      1,886  Fresenius Medical Care AG & Co. KGaA ...............       157,083
      2,686  Fresenius SE & Co. KGaA ............................       160,551
        773  GEA Group AG .......................................        37,436
        386  Hannover Rueck SE ..................................        39,927
      1,994  HeidelbergCement AG ................................       158,252
      6,404  Infineon Technologies AG ...........................        76,640
      5,818  K+S AG .............................................       190,239
        913  KION Group AG ......................................        37,457
      1,060  Merck KGaA .........................................       119,162
        347  Muenchener Rueckversicherungs - Gesellschaft AG ....        74,902
      5,476  RHOEN-KLINIKUM AG ..................................       136,191


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             GERMANY (CONTINUED)
      1,688  RWE AG .............................................  $     43,161
     10,526  Suedzucker AG ......................................       129,026
        626  Symrise AG .........................................        39,606
     12,677  Telefonica Deutschland Holding AG ..................        73,280
      5,044  ThyssenKrupp AG ....................................       132,525
      1,552  United Internet AG .................................        70,765
        779  Volkswagen AG (Preference Shares) ..................       207,604
      1,371  Wacker Chemie AG ...................................       158,842
                                                                   ------------
                                                                      3,350,460
                                                                   ------------

             GREECE - 0.4%
     45,218  National Bank of Greece S.A. (b)....................        53,483
                                                                   ------------

             IRELAND - 3.4%
    422,863  Bank of Ireland (The) (b)...........................       160,958
      6,862  Glanbia PLC ........................................       127,388
     10,442  Ryanair Holdings PLC................................       124,740
      3,009  Smurfit Kappa Group PLC ............................        84,574
                                                                   ------------
                                                                        497,660
                                                                   ------------

             ITALY - 10.6%
    100,210  A2A S.p.A. .........................................       104,249
      6,314  Assicurazioni Generali S.p.A. ......................       124,309
      3,312  De'Longhi S.p.A. ...................................        71,901
     12,928  Enel Green Power S.p.A. ............................        24,174
     24,953  Enel S.p.A. ........................................       113,011
      6,941  Eni S.p.A. .........................................       120,383
      3,415  EXOR S.p.A. ........................................       155,288
     17,024  Finmeccanica S.p.A. (b).............................       202,820
     12,497  Hera S.p.A. ........................................        29,374
     43,575  Intesa Sanpaolo S.p.A. .............................       148,340
      8,064  Recordati S.p.A. ...................................       150,872
    144,464  Telecom Italia S.p.A. (b)...........................       169,626
      3,956  Unione di Banche Italiane SCpA .....................        30,988
     35,123  UnipolSai S.p.A. ...................................       102,421
                                                                   ------------
                                                                      1,547,756
                                                                   ------------

             LUXEMBOURG - 0.1%
      1,467  Tenaris S.A. .......................................        20,601
                                                                   ------------

             NETHERLANDS - 5.7%
      2,548  Aalberts Industries N.V. ...........................        80,192
      4,010  Aegon N.V. .........................................        31,687
        994  ASML Holding N.V. ..................................       101,311
      2,930  Boskalis Westminster N.V. ..........................       144,292
      1,306  Heineken N.V. ......................................        99,746
      4,639  ING Groep N.V. (b)..................................        68,063
      6,118  Koninklijke Ahold N.V. .............................       120,713
      1,436  QIAGEN N.V. (b).....................................        36,239
      2,930  Reed Elsevier N.V. .................................        73,060


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

  SHARES                         DESCRIPTION                          VALUE
-----------  ----------------------------------------------------  ------------
COMMON STOCKS (a) (CONTINUED)

             NETHERLANDS (CONTINUED)
      6,853  SBM Offshore N.V. (b)...............................  $     85,293
                                                                   ------------
                                                                        840,596
                                                                   ------------

             PORTUGAL - 2.9%
     22,781  EDP - Energias de Portugal S.A. ....................        85,366
      2,054  Galp Energia SGPS S.A. .............................        22,229
     33,259  Portucel S.A. ......................................       149,091
    114,189  Sonae SGPS S.A. ....................................       173,859
                                                                   ------------
                                                                        430,545
                                                                   ------------

             SPAIN - 9.3%
      1,702  ACS Actividades de Construccion y Servicios S.A. ...        60,393
      6,539  Atresmedia Corp. de Medios de Comunicaion S.A. .....        98,927
     35,464  Bankia S.A. (b).....................................        49,496
     19,502  Bankinter S.A. .....................................       149,030
      1,750  Ebro Foods S.A......................................        32,666
      4,757  EDP Renovaveis S.A. ................................        32,736
      4,126  Enagas S.A. ........................................       118,144
     15,007  Gamesa Corp. Tecnologica S.A. (b)...................       189,843
      3,371  Gas Natural SDG S.A. ...............................        75,810
     18,889  Iberdrola S.A. .....................................       121,903
     18,688  Mapfre S.A. ........................................        68,300
      7,974  Mediaset Espana Comunicacion S.A. (b)...............        99,973
      2,966  Obrascon Huarte Lain S.A. ..........................        63,258
      1,165  Red Electrica Corp. S.A. ...........................        94,877
      1,412  Repsol S.A. ........................................        26,319
        643  Tecnicas Reunidas S.A. .............................        27,033
      4,324  Telefonica S.A. ....................................        61,651
                                                                   ------------
                                                                      1,370,359
                                                                   ------------

             UNITED KINGDOM - 1.0%
     10,228  Jazztel PLC (b).....................................       139,505
                                                                   ------------

             TOTAL INVESTMENTS - 100.0% .........................    14,655,341
             (Cost $15,105,576) (c)

             NET OTHER ASSETS AND LIABILITIES - (0.0)% ..........        (1,946)
                                                                   ------------
             NET ASSETS - 100.0% ................................  $ 14,653,395
                                                                   ============

-----------------------------

      (a) Portfolio securities are categorized based upon their country of incorporation.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $523,054 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $973,289.


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

-----------------------------

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
INVESTMENTS                                        3/31/2015        PRICES          INPUTS            INPUTS
----------------------------------------------  ---------------  -------------  ---------------   --------------
Common Stocks*................................  $    14,655,341  $  14,655,341  $            --   $           --
                                                ===============  =============  ===============   ==============

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2015, the Fund transferred common stocks valued at $14,587,995 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices. Previously, these securities were fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and they NYSE close on December 31, 2014, exceeding a certain threshold.

        INDUSTRY                                            % OF NET ASSETS
        -------------------------------------------------------------------
        Banks                                                          8.1%
        Insurance                                                      6.1
        Automobiles                                                    5.6
        Electric Utilities                                             5.5
        Pharmaceuticals                                                5.2
        Diversified Telecommunication Services                         5.2
        Oil, Gas & Consumable Fuels                                    4.2
        Health Care Providers & Services                               4.1
        Chemicals                                                      4.0
        Diversified Financial Services                                 3.4
        Paper & Forest Products                                        3.4
        Food & Staples Retailing                                       3.4
        Construction & Engineering                                     3.0
        Multi-Utilities                                                2.6
        Media                                                          2.6
        Auto Components                                                2.4
        Semiconductors & Semiconductor Equipment                       2.3
        Aerospace & Defense                                            2.1
        Food Products                                                  2.0
        Metals & Mining                                                1.9
        Electrical Equipment                                           1.9
        Construction Materials                                         1.9
        Containers & Packaging                                         1.9
        Machinery                                                      1.7
        Beverages                                                      1.7


                     See Notes to Portfolio of Investments

FIRST TRUST EUROZONE ALPHADEX(R) ETF  (FEUZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2015 (UNAUDITED)

        INDUSTRY (CONTINUED)                                % OF NET ASSETS
        -------------------------------------------------------------------
        Airlines                                                       1.5%
        Gas Utilities                                                  1.3
        Professional Services                                          1.3
        Electronic Equipment, Instruments & Components                 1.2
        Real Estate Management & Development                           1.1
        IT Services                                                    1.0
        Energy Equipment & Services                                    0.9
        Wireless Telecommunication Services                            0.8
        Health Care Equipment & Supplies                               0.7
        Commercial Services & Supplies                                 0.6
        Real Estate Investment Trusts                                  0.5
        Household Durables                                             0.5
        Internet Software & Services                                   0.5
        Communications Equipment                                       0.4
        Independent Power and Renewable Electricity Producers          0.4
        Transportation Infrastructure                                  0.3
        Life Sciences Tools & Services                                 0.2
        Air Freight & Logistics                                        0.2
        Building Products                                              0.2
        Hotels, Restaurants & Leisure                                  0.2
        -------------------------------------------------------------------
        TOTAL INVESTMENTS                                            100.0
        NET OTHER ASSETS AND LIABILITIES                              (0.0)
                                                                    -------
        TOTAL                                                        100.0%
                                                                    =======


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following nineteen funds (each a "Fund" and collectively, the "Funds"), including the exchange on which they are listed and traded:

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (NYSE Arca ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (NYSE Arca ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (NYSE Arca ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca ticker "FKO") First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca ticker
         "FDT")
      First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (NYSE Arca ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (NYSE Arca ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (NYSE Arca ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (NYSE Arca ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NYSE Arca ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (NYSE Arca ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (NYSE Arca ticker "FSZ") First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (NYSE
         Arca ticker "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca
         ticker "FEMS")
      First Trust Eurozone AlphaDEX(R) ETF - (The NASDAQ(R) Stock Market, LLC
         ("NASDAQ") ticker "FEUZ")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Funds' Investment Advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Overnight repurchase agreements are fair valued at cost.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2015 (UNAUDITED)


materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2015, is included with each Fund's Portfolio of Investments.

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2015 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2015, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreement held by the Funds at March 31, 2015, was received as collateral for lending securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 20, 2015
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 20, 2015
     -----------------

* Print the name and title of each signing officer under his or her signature.